File No. 333-131513

811-10619

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

Registration

Under

☒	the Securities Act of 1933
☐	Pre-Effective Amendment Number
☒	Post Effective Amendment Number 21

And/or

Registration Statement

Under

☒	the Investment Company Act of 1940
☒	Amendment No. 22

National Security Variable Account N

(Exact Name of Registrant)

National Security Life and Annuity Company

(Name of Depositor)

810 Seventh Avenue

New York, New York 10019

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Carlton Fields

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on December 30, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This registration statement incorporates by reference the prospectus and the Statement of Additional Information dated May 1, 2016 included in Post-Effective Amendment No. 19 to this registration statement on Form N-4 (File No. 333-131513), filed on April 28, 2016 pursuant to paragraph(b) of Rule 485.

National Security Life and Annuity Company

National Security Variable Account N

NScore Premier • NScore Value

Supplement dated December 30, 2016

to the Prospectuses dated May 1, 2016

The following supplements and amends the prospectuses dated May 1, 2016, as previously supplemented:

The following supplements "Optional Asset Allocation Models" in the prospectus.

Optional Asset Allocation Models

Important Information Concerning the Asset Allocation Models after March 3, 2017

Ohio National Investments, Inc. ("ONII"), an affiliate of ours, has served as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. If you choose an Asset Allocation Model, ONII entered into an investment advisory agreement with you for this limited purpose. ONII's role as investment adviser for development of and periodic updates to the Asset Allocation Models will terminate on March 3, 2017.

The Asset Allocation Models are designed to provide diversification among various investment classes and fund managers. Each Model offers a blend of equity and fixed investments, designed to fit different investment needs, by investing in a combination of the contract’s available Funds. ONII sets the makeup of each Model, allocating percentages to the underlying Funds. At the end of each quarter, variable account values allocated within each Model are rebalanced to maintain the mix of underlying Funds in the proportions established for each Model. Periodically, typically annually, ONII assesses the makeup of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model. If ONII determines changes to the Models are appropriate, it may change the underlying Funds in the Models or may change the percentage of the Models allocated to the underlying Funds. Please see Appendix C -- Asset Allocation Models of your prospectus or contact us at 877.446.6020 or your registered representative for more detailed information on the Models, including the current makeup of the Models.

On and after March 3, 2017, the Asset Allocation Models will become “static” (meaning they will no longer undergo periodic updates). That means each Model will remain invested in the same underlying Funds and in the same percentages among the Funds over time, which may fail to optimize returns since underperforming Funds will not be replaced within the Model and the underlying percentages will not be updated. The investment advisory agreement you have previously entered into with ONII will terminate, and ONII will no longer make updates to the Asset Allocation Models. You will receive notice of the termination of the investment advisory agreement and additional notice that the Asset Allocation Models are becoming static. The Asset Allocation Models will remain invested in accordance with the most recent model allocations. Your variable account values allocated to the Asset Allocation Models will continue to rebalance quarterly. You will not be required to take any action if you wish to continue participating in a static model.

If you have the GPP or GPA rider, you must remain invested in a static model or the Fixed Accumulation Account, if available, to keep your rider. If you have any GLWB, GPP (2012) or GMIB Plus with Annual Reset (2009) rider, you may remain invested in a static model and keep your rider, unless you make an additional purchase payment. If you wish to make an additional purchase payment or you wish to transfer out of the static model, you must comply with the investment restrictions for your rider in effect at the time of the payment or transfer.

The following supplements "Investment Restrictions for Certain Optional Riders" in the prospectus.

Investment Restrictions for Certain Optional Riders

Beginning March 3, 2017, for any GLWB or GPP (2012) riders applied for on or after October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to new purchases of one of these riders, future purchase payments and transfer requests. If you purchased one of these riders prior to March 3, 2017 and you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the revised investment restrictions will not apply to you. The Fixed

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Accumulation Account is not an available investment option with any GLWB or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with the restrictions specified below:

(1) at least 50% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(2) no more than 50% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category for any GLWB or GPP (2012) riders applied for on or after October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

Risk Managed Balanced Portfolio

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Federated Insurance Series

Federated Managed Tail Risk Fund II

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Global Dynamic Multi Asset Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

Beginning March 3, 2017, if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) rider before October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to future purchase payments and transfer requests. If you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the new investment restrictions will not apply to you. The Fixed Accumulation Account is not an available investment option with the GLWB Plus, Joint GLWB Plus or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with the restrictions specified below:

(1) at least 50% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(2) no more than 50% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1	AB Variable Product Series Fund, Inc.	Legg Mason Partners Variable Equity Trust

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AB VPS Global Risk Allocation-Moderate Portfolio Federated Insurance Series Federated Managed Tail Risk Fund II Franklin Templeton Variable Insurance Products Trust Franklin VolSmart Allocation VIP Fund

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Global Dynamic Multi Asset Portfolio

Beginning March 3, 2017, if you selected the GMIB Plus with Annual Reset (2009) rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to future purchase payments and transfer requests. If you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the new investment restrictions will not apply to you.

(1) Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account. See “Fixed Accumulation Account” for more details.

(2) Any portion of your purchase payments or Contract Value that is not allocated to the Fixed Accumulation Account must be allocated as specified below:

(i) at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

(ii) no more than 70% may be allocated to investment options included in Category 2;

(iii)  no more than 25% may be allocated to investment options included in Category 3; and

(iv)  no more than 15% may be allocated to investment options included in Category 4.

The investment options available for the GMIB Plus with Annual Reset (2009) in each Category are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

Bond Portfolio

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Core Plus Fixed Income Portfolio

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CATEGORY 2

Ohio National Fund, Inc.

Equity Portfolio

Omni Portfolio

S&P 500® Index Portfolio

Strategic Value Portfolio

Nasdaq-100 ® Index Portfolio

Bristol Portfolio

Bristol Growth Portfolio

Balanced Portfolio

S&P MidCap 400® Index Portfolio

Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Federated Managed Tail Risk Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin Founding Funds Allocation VIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Janus Aspen Series

Janus Portfolio

Balanced Portfolio

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Global Dynamic Multi Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Growth Portfolio

CATEGORY 3

Ohio National Fund, Inc.

International Portfolio

Aggressive Growth Portfolio

High Income Bond Portfolio

Capital Appreciation Portfolio

Mid Cap Opportunity Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Overseas Portfolio

Global Research Portfolio

Lazard Retirement Series

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

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CATEGORY 4

Ohio National Fund, Inc.

International Small-Mid Company Portfolio

ClearBridge Small Cap Portfolio

Small Cap Growth Portfolio

Bryton Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Global Natural Resources

Ivy VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio

The following supplements "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" in the prospectus.

GLWB Preferred I.S.

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB Preferred I.S. rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GLWB Preferred I.S. rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will cancel your GLWB Preferred I.S. rider. If the rider is so canceled, a prorated annual rider charge will be assessed.

GLWB Plus

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GLWB Plus rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will cancel your GLWB Plus rider. If the rider is so canceled, a prorated annual rider charge will be assessed.

The following supplements "Optional Guaranteed Minimum Income Benefit ('GMIB') Riders" in the prospectus.

GMIB Plus with Annual Reset (2009)

Investment Restrictions.

Effective March 3, 2017, in order to have the GMIB Plus with Annual Reset (2009) rider, you must allocate any variable account portion of your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” These revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may allocate all or any portion of your purchase payments and Contract Value to the Fixed Accumulation Account. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will cancel your GMIB Plus with Annual Reset (2009) rider. If the rider is so canceled, a prorated annual rider charge will be assessed.

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The following supplements "Optional Guaranteed Principal Protection ('GPP')" in the prospectus.

Effective March 3, 2017, in order to have the GPP (2012) rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GPP (2012) rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will cancel your GPP (2012) rider. If the rider is so canceled, a prorated annual rider charge will be assessed.

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ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrate contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 5)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount
252,672 Shares (Cost $7,646,681)	$8,090,542	$8,090,542	$0	$8,090,542
Money Market Subaccount
206,893 Shares (Cost $2,068,931)	2,068,931	2,066,865	2,066	2,068,931
Bond Subaccount
79,444 Shares (Cost $1,077,832)	1,217,875	1,217,875	0	1,217,875
Omni Subaccount
5,170 Shares (Cost $75,366)	126,301	126,301	0	126,301
International Subaccount
263,626 Shares (Cost $3,015,606)	3,295,330	3,295,330	0	3,295,330
Capital Appreciation Subaccount
244,224 Shares (Cost $7,312,307)	8,030,073	8,030,073	0	8,030,073
International Small-Mid Company Subaccount
16,180 Shares (Cost $429,997)	485,091	485,091	0	485,091
Aggressive Growth Subaccount
42,202 Shares (Cost $430,519)	636,822	636,822	0	636,822
Small Cap Growth Subaccount
191,178 Shares (Cost $4,346,144)	4,781,358	4,781,358	0	4,781,358
Mid Cap Opportunity Subaccount
19,768 Shares (Cost $352,436)	591,075	591,075	0	591,075
S&P 500® Index Subaccount
128,233 Shares (Cost $2,414,227)	2,798,044	2,798,044	0	2,798,044
Strategic Value Subaccount
503,730 Shares (Cost $6,138,522)	7,087,484	7,086,832	652	7,087,484
High Income Bond Subaccount
335,022 Shares (Cost $4,626,058)	5,300,044	5,300,044	0	5,300,044
ClearBridge Small Cap Subaccount (a)
50,592 Shares (Cost $1,913,651)	2,023,690	2,023,098	592	2,023,690
Nasdaq-100® Index Subaccount
162,389 Shares (Cost $1,333,375)	1,916,193	1,916,193	0	1,916,193
Bristol Subaccount
235,853 Shares (Cost $3,279,343)	5,068,490	5,068,490	0	5,068,490
Bryton Growth Subaccount
194,631 Shares (Cost $2,843,443)	3,814,760	3,814,760	0	3,814,760
Balanced Subaccount
744,729 Shares (Cost $13,864,564)	14,142,412	14,142,412	0	14,142,412

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 5)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.: (continued)
Target VIP Subaccount
85,949 Shares (Cost $1,111,502)	$1,186,952	$1,186,952	$0	$1,186,952
Bristol Growth Subaccount
141,648 Shares (Cost $1,436,819)	2,451,929	2,451,929	0	2,451,929
Risk Managed Balanced Subaccount
348,499 Shares (Cost $3,727,077)	3,715,004	3,715,004	0	3,715,004
Wells Fargo Variable Trust (b):
Opportunity Subaccount
649 Shares (Cost $12,609)	16,257	16,257	0	16,257
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
47,215 Shares (Cost $485,877)	482,540	482,540	0	482,540
U.S. Real Estate Subaccount
72,025 Shares (Cost $1,001,433)	1,452,023	1,452,023	0	1,452,023
Growth Subaccount
22,064 Shares (Cost $499,135)	639,849	639,849	0	639,849
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Subaccount
43,866 Shares (Cost $1,472,570)	1,449,319	1,449,319	0	1,449,319
Invesco V.I. Balanced-Risk Allocation Subaccount
712,907 Shares (Cost $8,503,793)	7,186,101	7,186,101	0	7,186,101
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
408,067 Shares (Cost $4,445,826)	3,831,753	3,831,753	0	3,831,753
U.S. Equity Insights Subaccount
43,707 Shares (Cost $582,091)	730,350	730,350	0	730,350
Strategic Growth Subaccount
21,461 Shares (Cost $304,782)	335,224	335,224	0	335,224
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
380,997 Shares (Cost $7,529,480)	5,981,649	5,981,448	201	5,981,649
U.S. Small-Mid Cap Equity Subaccount
110,002 Shares (Cost $933,024)	812,917	812,917	0	812,917
U.S. Strategic Equity Subaccount
13,921 Shares (Cost $137,909)	148,118	148,118	0	148,118
International Equity Subaccount
1,150,203 Shares (Cost $12,593,030)	14,124,491	14,123,920	571	14,124,491

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 5)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Lazard Retirement Series, Inc. - Service Shares: (continued)
Global Dynamic Mult Asset Subaccount
600,497 Shares (Cost $7,166,624)	$6,911,720	$6,911,720	$0	$6,911,720
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
53,019 Shares (Cost $864,000)	1,206,176	1,206,176	0	1,206,176
Jennison Subaccount
9,097 Shares (Cost $259,274)	401,984	401,984	0	401,984
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
256,065 Shares (Cost $8,101,679)	8,150,541	8,150,541	0	8,150,541
VIP Contrafund® Subaccount
171,809 Shares (Cost $4,630,440)	5,714,377	5,713,703	674	5,714,377
VIP Growth Subaccount
5,482 Shares (Cost $295,307)	356,363	356,363	0	356,363
VIP Equity-Income Subaccount
64,184 Shares (Cost $1,385,019)	1,286,250	1,286,250	0	1,286,250
VIP Real Estate Subaccount
152,224 Shares (Cost $2,403,174)	2,945,540	2,945,540	0	2,945,540
VIP Target Volatility Subaccount
677,614 Shares (Cost $7,574,579)	7,352,116	7,352,116	0	7,352,116
Janus Aspen Series - Service Shares:
Janus Subaccount
20,594 Shares (Cost $565,545)	622,774	622,774	0	622,774
Global Research Subaccount
2,923 Shares (Cost $102,755)	115,548	115,548	0	115,548
Balanced Subaccount
45,682 Shares (Cost $1,362,973)	1,444,010	1,444,010	0	1,444,010
Overseas Subaccount
130,002 Shares (Cost $5,006,228)	3,619,266	3,619,266	0	3,619,266
INTECH U.S. Low Volatility Subaccount
1,251,699 Shares (Cost $16,551,147)	17,974,397	17,974,397	0	17,974,397
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
27,497 Shares (Cost $564,757)	565,334	565,334	0	565,334
Mid Cap Value Subaccount
273,896 Shares (Cost $1,932,348)	2,791,002	2,791,002	0	2,791,002

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 5)	Annuity reserves for contracts in payment period	Total contract owners’ equity
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
30,813 Shares (Cost $475,568)	$445,245	$444,688	$557	$445,245
Mid Cap Growth Subaccount
46,698 Shares (Cost $317,723)	366,576	366,576	0	366,576
Total Return Subaccount
34,885 Shares (Cost $678,581)	776,551	776,551	0	776,551
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
892,994 Shares (Cost $11,742,923)	10,653,420	10,653,420	0	10,653,420
Total Return Subaccount
2,396,051 Shares (Cost $26,633,468)	25,350,223	25,350,223	0	25,350,223
Global Bond Subaccount
62,225 Shares (Cost $816,786)	700,653	700,653	0	700,653
CommodityRealReturn® Strategy Subaccount
194,736 Shares (Cost $2,190,364)	1,345,624	1,345,624	0	1,345,624
Global Diversified Allocation Subaccount
2,208,631 Shares (Cost $22,855,283)	20,164,805	20,164,805	0	20,164,805
Short-Term Subaccount
67,507 Shares (Cost $694,933)	693,296	693,296	0	693,296
Low Duration Subaccount
33,492 Shares (Cost $350,200)	343,291	343,291	0	343,291
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount
136,931 Shares (Cost $1,456,190)	1,278,938	1,278,938	0	1,278,938
Small-Cap Subaccount
658,158 Shares (Cost $6,797,690)	5,548,268	5,548,268	0	5,548,268
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
14,064 Shares (Cost $593,322)	632,328	632,328	0	632,328
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Subaccount
130,254 Shares (Cost $1,823,258)	1,719,351	1,719,351	0	1,719,351
Franklin Flex Cap Growth VIP Subaccount
22,288 Shares (Cost $211,779)	158,022	158,022	0	158,022
Franklin Income VIP Subaccount
58,625 Shares (Cost $899,952)	832,475	832,475	0	832,475

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 5)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount (c)
27,772 Shares (Cost $402,213)	$416,580	$416,580	$0	$416,580
ClearBridge Variable Large Cap Value Subaccount
25,138 Shares (Cost $508,363)	448,705	448,705	0	448,705
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
3,671,079 Shares (Cost $46,116,071)	44,603,608	44,603,608	0	44,603,608
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
63,831 Shares (Cost $1,026,106)	1,134,922	1,134,922	0	1,134,922
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount
39,511 Shares (Cost $600,438)	664,574	664,574	0	664,574
Managed Volatility Fund II Subaccount
1,375,978 Shares (Cost $14,357,796)	12,782,835	12,782,835	0	12,782,835
Managed Tail Risk Fund II Service Shares Subaccount
601,820 Shares (Cost $3,432,438)	3,063,263	3,063,263	0	3,063,263
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
943,579 Shares (Cost $9,663,539)	8,860,208	8,860,208	0	8,860,208
U.S. Equity Insights Subaccount
20,135 Shares (Cost $342,146)	337,661	337,661	0	337,661
Strategic Growth Subaccount
26,726 Shares (Cost $405,122)	416,658	416,658	0	416,658
Global Trends Allocation Subaccount (c)
775,418 Shares (Cost $8,798,105)	8,436,546	8,436,546	0	8,436,546
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign VIP Subaccount
721,645 Shares (Cost $10,115,075)	9,590,667	9,590,667	0	9,590,667
Franklin Flex Cap Growth VIP Subaccount
247,514 Shares (Cost $2,293,331)	1,707,849	1,707,849	0	1,707,849
Franklin Income VIP Subaccount
132,897 Shares (Cost $2,057,407)	1,925,676	1,925,676	0	1,925,676
Franklin Founding Funds Allocation VIP Subaccount
96,495 Shares (Cost $706,360)	662,923	662,923	0	662,923

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 5)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
516,747 Shares (Cost $5,087,440)	$4,290,963	$4,290,963	$0	$4,290,963
VIP Global Natural Resources Subaccount
100,826 Shares (Cost $533,827)	369,366	369,183	183	369,366
VIP Science and Technology Subaccount
18,062 Shares (Cost $394,726)	414,634	414,634	0	414,634
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount
643,194 Shares (Cost $7,213,274)	6,869,315	6,869,315	0	6,869,315
TOPS® Managed Risk Moderate Growth ETF Subaccount
1,299,751 Shares (Cost $14,991,244)	14,024,309	14,024,309	0	14,024,309
TOPS® Managed Risk Growth ETF Subaccount
520,132 Shares (Cost $5,844,392)	5,445,780	5,445,780	0	5,445,780
AB Variable Products Series Fund, Inc. - Class B (c):
VPS Dynamic Asset Allocation Subaccount (c)
461,099 Shares (Cost $5,316,155)	5,187,369	5,187,369	0	5,187,369
VPS Global Risk Allocation-Moderate Subaccount
33,617 Shares (Cost $322,374)	315,324	315,324	0	315,324
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount (note 4)
4,039 Shares (Cost $69,227)	65,512	65,512	0	65,512
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount
2,560 Shares (Cost $25,466)	24,760	24,760	0	24,760
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount
1,453 Shares (Cost $15,746)	15,620	15,620	0	15,620
TOPS® Managed Risk Moderate Growth ETF Subaccount
13,046 Shares (Cost $140,539)	140,639	140,639	0	140,639
TOPS® Managed Risk Growth ETF Subaccount
7,068 Shares (Cost $73,867)	73,794	73,794	0	73,794
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount
61,522 Shares (Cost $349,364)	343,291	343,291	0	343,291

Totals	$381,118,806	$381,113,310	$5,496	$381,118,806

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2015

(a)	Name change was effective September 25, 2015:

ClearBridge Small Cap Subaccount formerly known as Capital Growth Subaccount

(b)	Name change was effective December 15, 2015:

Wells Fargo Variable Trust formerly known as Wells Fargo Advantage Variable Trust Funds

(c)	Name change was effective May 1, 2015:

ClearBridge Variable Dividend Strategy formerly known as ClearBridge Variable Equity Income Subaccount

AB Variable Product Series Fund, Inc. - Class B formerly known as AllianceBernstein Variable Product Series Fund, Inc. - Class B

VPS Dynamic Asset Allocation Subaccount formerly known as Dynamic Asset Allocation Subaccount

Global Trends Allocation Subaccount formerly known as Global Markets Navigator Subaccount

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount	International Small-Mid Company Subaccount
	2015	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$49,073	$0	$0	$1,252	$0	$60,764	$0
Risk and administrative expense (note 2)	(98,762)	(31,033)	(17,677)	(1,690)	(49,576)	(100,071)	(5,711)

Net investment activity	(49,689)	(31,033)	(17,677)	(438)	(49,576)	(39,307)	(5,711)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	74,348	70	34,782	8,689	67,446	128,383	15,699
Unrealized gain (loss)	(256,093)	0	(59,318)	(7,116)	(60,436)	(253,307)	4,199

Net gain (loss) on investments	(181,745)	70	(24,536)	1,573	7,010	(124,924)	19,898

Net increase (decrease) in contract owners’ equity from operations	$(231,434)	$(30,963)	$(42,213)	$1,135	$(42,566)	$(164,231)	$14,187

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500® Index Subaccount	Strategic Value Subaccount	High Income Bond Subaccount	ClearBridge Small Cap Subaccount
	2015	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$0	$0	$0	$39,989	$218,479	$0	$0
Risk and administrative expense (note 2)	(8,216)	(41,802)	(8,516)	(35,728)	(89,722)	(60,061)	(15,176)

Net investment activity	(8,216)	(41,802)	(8,516)	4,261	128,757	(60,061)	(15,176)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	51,214	69,376	13,801	160,451	117,117	143,783	39,787
Unrealized gain (loss)	5,017	48,211	(47,046)	(158,194)	(22,355)	(282,910)	(33,704)

Net gain (loss) on investments	56,231	117,587	(33,245)	2,257	94,762	(139,127)	6,083

Net increase (decrease) in contract owners’ equity from operations	$48,015	$75,785	$(41,761)	$6,518	$223,519	$(199,188)	$(9,093)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Ohio National Fund, Inc.
	Nasdaq-100® Index Subaccount	Bristol Subaccount	Bryton Growth Subaccount	Balanced Subaccount	Target VIP Subaccount	Bristol Growth Subaccount	Risk Managed Balanced Subaccount
	2015	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$12,494	$26,529	$0	$176,916	$18,183	$10,503	$9,428
Risk and administrative expense (note 2)	(25,913)	(63,840)	(49,268)	(247,860)	(17,073)	(33,922)	(28,543)

Net investment activity	(13,419)	(37,311)	(49,268)	(70,944)	1,110	(23,419)	(19,115)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	90,721	335,785	279,803	171,178	16,848	164,962	(915)
Unrealized gain (loss)	64,895	(103,116)	(352,672)	(374,898)	(71,826)	(27,202)	(25,373)

Net gain (loss) on investments	155,616	232,669	(72,869)	(203,720)	(54,978)	137,760	(26,288)

Net increase (decrease) in contract owners’ equity from operations	$142,197	$195,358	$(122,137)	$(274,664)	$(53,868)	$114,341	$(45,403)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Wells Fargo Variable Trust	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Opportunity Subaccount	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount
	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$22	$18,053	$17,733	$0
Risk and administrative expense (note 2)	(237)	(7,919)	(21,314)	(7,949)

Net investment activity	(215)	10,134	(3,581)	(7,949)

Reinvested capital gains	1,750	0	0	82,239

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	102	7,491	220,071	100,770
Unrealized gain (loss)	(2,393)	(28,151)	(196,019)	(95,699)

Net gain (loss) on investments	(2,291)	(20,660)	24,052	5,071

Net increase (decrease) in contract owners’ equity from operations	$(756)	$(10,526)	$20,471	$79,361

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds)		Goldman Sachs Variable Insurance Trust - Institutional Shares
	Invesco V.I. International Growth Subaccount	Invesco V.I. Balanced- Risk Allocation Subaccount	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount
	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$18,770	$297,046	$59,519	$10,478	$1,214
Risk and administrative expense (note 2)	(17,471)	(108,153)	(55,659)	(10,947)	(4,735)

Net investment activity	1,299	188,893	3,860	(469)	(3,521)

Reinvested capital gains	0	669,661	480,453	46,341	20,697

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,590	(41,291)	(20,880)	28,735	2,253
Unrealized gain (loss)	(79,542)	(1,259,842)	(689,962)	(87,656)	(12,628)

Net gain (loss) on investments	(72,952)	(1,301,133)	(710,842)	(58,921)	(10,375)

Net increase (decrease) in contract owners’ equity from operations	$(71,653)	$(442,579)	$(226,529)	$(13,049)	$6,801

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Lazard Retirement Series, Inc. - Service Shares					The Prudential Series Fund, Inc. - Class II
	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount	Global Dynamic Multi Asset Subaccount	Jennison 20/20 Focus Subaccount	Jennison Subaccount
	2015	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$76,452	$0	$671	$228,999	$0	$0	$0
Risk and administrative expense (note 2)	(85,218)	(10,551)	(2,048)	(182,607)	(96,246)	(18,464)	(5,173)

Net investment activity	(8,766)	(10,551)	(1,377)	46,392	(96,246)	(18,464)	(5,173)

Reinvested capital gains	17,389	60,683	10,154	248,777	170,195	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(63,511)	(1,858)	33,372	340,399	1,713	276,214	9,566
Unrealized gain (loss)	(1,387,072)	(88,646)	(51,766)	(518,203)	(197,435)	(200,011)	25,093

Net gain (loss) on investments	(1,450,583)	(90,504)	(18,394)	(177,804)	(195,722)	76,203	34,659

Net increase (decrease) in contract owners’ equity from operations	$(1,441,960)	$(40,372)	$(9,617)	$117,365	$(121,773)	$57,739	$29,486

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	VIP Target Volatility Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$21,820	$48,249	$116	$41,475	$51,257	$75,664
Risk and administrative expense (note 2)	(107,197)	(82,628)	(3,756)	(18,607)	(40,949)	(88,599)

Net investment activity	(85,377)	(34,379)	(3,640)	22,868	10,308	(12,935)

Reinvested capital gains	977,960	587,480	7,653	135,807	67,017	111,427

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	111,913	376,962	11,059	(2,475)	122,621	20,148
Unrealized gain (loss)	(1,181,399)	(975,701)	773	(237,661)	(127,043)	(296,398)

Net gain (loss) on investments	(1,069,486)	(598,739)	11,832	(240,136)	(4,422)	(276,250)

Net increase (decrease) in contract owners’ equity from operations	$(176,903)	$(45,638)	$15,845	$(81,461)	$72,903	$(177,758)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Janus Aspen Series - Service Shares
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount	INTECH U.S. Low Volatility Subaccount
	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$2,951	$644	$18,565	$20,850	$262,835
Risk and administrative expense (note 2)	(9,055)	(1,569)	(17,789)	(54,671)	(230,032)

Net investment activity	(6,104)	(925)	776	(33,821)	32,803

Reinvested capital gains	120,172	0	41,576	121,262	307,867

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	23,804	848	5,817	(200,214)	224,990
Unrealized gain (loss)	(117,247)	(5,627)	(63,554)	(284,478)	(196,914)

Net gain (loss) on investments	(93,443)	(4,779)	(57,737)	(484,692)	28,076

Net increase (decrease) in contract owners’ equity from operations	$20,625	$(5,704)	$(15,385)	$(397,251)	$368,746

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	J.P. Morgan Insurance Trust - Class I		MFS® Variable Insurance Trust - Service Class
	Small Cap Core Subaccount	Mid Cap Value Subaccount	New Discovery Subaccount	Investors Growth Stock Subaccount (note 4)	Mid Cap Growth Subaccount	Total Return Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$815	$29,989	$0	$225	$0	$19,252
Risk and administrative expense (note 2)	(7,419)	(43,334)	(6,112)	(128)	(5,215)	(11,372)

Net investment activity	(6,604)	(13,345)	(6,112)	97	(5,215)	7,880

Reinvested capital gains	57,534	229,138	15,293	3,712	42,309	30,457

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,170	413,596	560	5,093	12,494	37,506
Unrealized gain (loss)	(98,003)	(737,748)	(25,956)	(8,149)	(36,257)	(88,937)

Net gain (loss) on investments	(90,833)	(324,152)	(25,396)	(3,056)	(23,763)	(51,431)

Net increase (decrease) in contract owners’ equity from operations	$(39,903)	$(108,359)	$(16,215)	$753	$13,331	$(13,094)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount	Global Diversified Allocation Subaccount	Short-Term Subaccount	Low Duration Subaccount
	2015	2015	2015	2015	2015	2015	2015 (a)
Investment activity:
Reinvested dividends	$448,496	$1,232,892	$17,884	$60,020	$536,660	$6,461	$6,351
Risk and administrative expense (note 2)	(146,244)	(319,172)	(11,743)	(21,199)	(273,376)	(8,133)	(473)

Net investment activity	302,252	913,720	6,141	38,821	263,284	(1,672)	5,878

Reinvested capital gains	0	268,997	0	0	979,003	369	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(65,238)	3,063	(85,020)	(177,045)	(36,253)	(180)	14
Unrealized gain (loss)	(672,130)	(1,378,978)	27,586	(300,783)	(2,565,051)	(588)	(6,910)

Net gain (loss) on investments	(737,368)	(1,375,915)	(57,434)	(477,828)	(2,601,304)	(768)	(6,896)

Net increase (decrease) in contract owners’ equity from operations	$(435,116)	$(193,198)	$(51,293)	$(439,007)	$(1,359,017)	$(2,071)	$(1,018)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Royce Capital Fund - Investment Class		Dreyfus Variable Investment Fund - Service Shares	Franklin Templeton Variable Insurance Products Trust - Class 2
	Micro-Cap Subaccount	Small-Cap Subaccount	Appreciation Subaccount	Templeton Foreign VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Franklin Income VIP Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$0	$45,251	$9,249	$60,816	$0	$44,435
Risk and administrative expense (note 2)	(18,640)	(96,726)	(7,762)	(24,326)	(1,871)	(12,836)

Net investment activity	(18,640)	(51,475)	1,487	36,490	(1,871)	31,599

Reinvested capital gains	78,940	1,301,956	28,762	62,116	99,682	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,901	156,685	82,296	41,844	(1,611)	(2,761)
Unrealized gain (loss)	(274,837)	(2,425,392)	(139,601)	(270,059)	(91,025)	(109,047)

Net gain (loss) on investments	(265,936)	(2,268,707)	(57,305)	(228,215)	(92,636)	(111,808)

Net increase (decrease) in contract owners’ equity from operations	$(205,636)	$(1,018,226)	$(27,056)	$(129,609)	$5,175	$(80,209)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Legg Mason Partners Variable Equity Trust - Class I			Neuberger Berman Advisers Management Trust - S Class
	ClearBridge Variable Dividend Strategy Subaccount	ClearBridge Variable Large Cap Value Subaccount	QS Legg Mason Dynamic Multi- Strategy VIT Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$7,684	$6,883	$479,742	$4,689
Risk and administrative expense (note 2)	(4,151)	(5,178)	(657,162)	(15,841)

Net investment activity	3,533	1,705	(177,420)	(11,152)

Reinvested capital gains	0	18,711	512,340	25,504

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,522	(4,476)	(149,173)	54,230
Unrealized gain (loss)	(25,007)	(34,497)	(3,614,325)	(195,446)

Net gain (loss) on investments	(23,485)	(38,973)	(3,763,498)	(141,216)

Net increase (decrease) in contract owners’ equity from operations	$(19,952)	$(18,557)	$(3,428,578)	$(126,864)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Federated Insurance Series			Goldman Sachs Variable Insurance Trust - Service Shares
	Kaufmann Fund II Service Shares Subaccount	Managed Volatility Fund II Subaccount	Managed Tail Risk Fund II Service Shares Subaccount	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount	Global Trends Allocation Subaccount
	2015	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$0	$534,027	$47,724	$112,321	$3,824	$456	$7,385
Risk and administrative expense (note 2)	(8,533)	(189,745)	(45,277)	(118,184)	(4,378)	(4,273)	(112,682)

Net investment activity	(8,533)	344,282	2,447	(5,863)	(554)	(3,817)	(105,297)

Reinvested capital gains	74,063	57,275	4,375	1,100,831	20,892	25,937	183,053

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	14,775	(141,436)	(41,391)	44,357	1,846	1,648	26,461
Unrealized gain (loss)	(58,198)	(1,544,969)	(227,523)	(1,576,325)	(28,683)	(21,565)	(690,454)

Net gain (loss) on investments	(43,423)	(1,686,405)	(268,914)	(1,531,968)	(26,837)	(19,917)	(663,993)

Net increase (decrease) in contract owners’ equity from operations	$22,107	$(1,284,848)	$(262,092)	$(437,000)	$(6,499)	$2,203	$(586,237)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Franklin Templeton Variable Insurance Products Trust - Class 4				Ivy Funds Variable Insurance Portfolios
	Templeton Foreign VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Franklin Income VIP Subaccount	Franklin Founding Funds Allocation VIP Subaccount	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount
	2015	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$310,412	$0	$92,537	$20,160	$17,684	$439	$0
Risk and administrative expense (note 2)	(135,323)	(24,925)	(27,000)	(10,549)	(64,171)	(5,856)	(5,879)

Net investment activity	175,089	(24,925)	65,537	9,611	(46,487)	(5,417)	(5,879)

Reinvested capital gains	324,922	1,075,138	0	1,158	849,123	0	25,817

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	89,903	(17,720)	13,209	(750)	(84,677)	(35,243)	32,197
Unrealized gain (loss)	(1,352,909)	(980,685)	(255,300)	(65,625)	(1,200,083)	(74,435)	(72,959)

Net gain (loss) on investments	(1,263,006)	(998,405)	(242,091)	(66,375)	(1,284,760)	(109,678)	(40,762)

Net increase (decrease) in contract owners’ equity from operations	$(762,995)	$51,808	$(176,554)	$(55,606)	$(482,124)	$(115,095)	$(20,824)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Northern Lights Variable Trust - Class 2			AB Variable Products Series Funds, Inc. - Class B		MFS® Variable Insurance Trust II - Service Class
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	VPS Dynamic Asset Allocation Subaccount	VPS Global Risk Allocation Moderate Subaccount	Massachusetts Investors Growth Stock Subaccount (note 4)
	2015	2015	2015	2015	2015 (a)	2015 (b)
Investment activity:
Reinvested dividends	$100,043	$211,140	$94,760	$34,767	$0	$192
Risk and administrative expense (note 2)	(110,718)	(210,808)	(89,809)	(73,254)	(529)	(481)

Net investment activity	(10,675)	332	4,951	(38,487)	(529)	(289)

Reinvested capital gains	189,118	340,899	28,850	91,902	0	2,420

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(21,512)	(24,366)	(52,747)	(11,743)	(7)	(32)
Unrealized gain (loss)	(629,658)	(1,550,537)	(677,310)	(217,556)	(7,050)	(3,714)

Net gain (loss) on investments	(651,170)	(1,574,903)	(730,057)	(229,299)	(7,057)	(3,746)

Net increase (decrease) in contract owners’ equity from operations	$(472,727)	$(1,233,672)	$(696,256)	$(175,884)	$(7,586)	$(1,615)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.
(b)	Period from March 27, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Franklin Templeton Variable Insurance Products Trust - Class 5	Northern Lights Variable Trust - Class 3			Legg Mason Partners Variable Income Trust - Class II
			TOPS®
	Franklin VolSmart Allocation VIP Subaccount	TOPS® Managed Risk Balanced ETF Subaccount	Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Western Asset Core Plus VIT II Subaccount	Total Subaccounts
	2015 (a)	2015 (a)	2015 (a)	2015 (a)	2015 (a)	2015
Investment activity:
Reinvested dividends	$102	$0	$0	$0	$4,089	$6,506,849
Risk and administrative expense (note 2)	(1)	(2)	(64)	(34)	(471)	(5,261,062)

Net investment activity	101	(2)	(64)	(34)	3,618	1,245,787

Reinvested capital gains	365	0	0	0	0	12,437,521

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	0	(1)	(1)	0	(4)	3,674,520
Unrealized gain (loss)	(706)	(126)	100	(73)	(6,073)	(34,681,981)

Net gain (loss) on investments	(706)	(127)	99	(73)	(6,077)	(31,007,461)

Net increase (decrease) in contract owners’ equity from operations	$(240)	$(129)	$35	$(107)	$(2,459)	$(17,324,153)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(49,689)	$(20,169)	$(31,033)	$(23,371)	$(17,677)	$(18,908)	$(438)	$(563)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	74,348	88,752	70	(3)	34,782	39,804	8,689	25,197
Unrealized gain (loss)	(256,093)	345,543	0	0	(59,318)	39,190	(7,116)	(8,481)

Net increase (decrease) in contract owners’ equity from operations	(231,434)	414,126	(30,963)	(23,374)	(42,213)	60,086	1,135	16,153

Equity transactions:
Contract purchase payments (note 1)	152,256	38,699	27,822	11,172	0	27,352	0	0
Extra credit fund deposit (note 1)	90	768	0	0	0	0	0	0
Transfers (to) and from other subaccounts	1,609,037	4,877,014	1,068,732	(81,087)	(46,551)	144,228	(15,763)	(7,054)
Transfers (to) and from fixed dollar contract	19,404	1,299	8	0	624	1,302	0	0
Withdrawals and surrenders	(258,412)	(186,674)	(295,253)	(192,974)	(42,806)	(173,850)	(2,752)	(58,316)
Surrender charges (note 2)	(238)	(102)	(1,594)	(107)	(673)	(103)	(2)	(445)
Annual contract charges (note 2)	(61,826)	(22,837)	(15,701)	(13,023)	(9,047)	(9,621)	(623)	(753)
Annuity and death benefit payments	(87,146)	(43,124)	(245,230)	(69,274)	(19,634)	(39,402)	(413)	(1,261)

Net equity transactions	1,373,165	4,665,043	538,784	(345,293)	(118,087)	(50,094)	(19,553)	(67,829)

Net change in contract owners’ equity	1,141,731	5,079,169	507,821	(368,667)	(160,300)	9,992	(18,418)	(51,676)
Contract owners’ equity:
Beginning of period	6,948,811	1,869,642	1,561,110	1,929,777	1,378,175	1,368,183	144,719	196,395

End of period	$8,090,542	$6,948,811	$2,068,931	$1,561,110	$1,217,875	$1,378,175	$126,301	$144,719

Change in units:
Beginning units	507,761	166,965	139,394	168,021	80,259	82,411	10,080	15,193

Units purchased	175,982	382,142	197,589	70,465	6,941	12,638	11	0
Units redeemed	(69,355)	(41,346)	(152,408)	(99,092)	(13,209)	(14,790)	(1,406)	(5,113)

Ending units	614,388	507,761	184,575	139,394	73,991	80,259	8,685	10,080

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		International Small-Mid Company Subaccount		Aggressive Growth Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(49,576)	$(52,504)	$(39,307)	$(25,463)	$(5,711)	$(2,814)	$(8,216)	$(7,429)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	67,446	76,358	128,383	111,976	15,699	8,809	51,214	34,092
Unrealized gain (loss)	(60,436)	(444,925)	(253,307)	191,497	4,199	(29,040)	5,017	14,188

Net increase (decrease) in contract owners’ equity from operations	(42,566)	(421,071)	(164,231)	278,010	14,187	(23,045)	48,015	40,851

Equity transactions:
Contract purchase payments (note 1)	0	45,283	212,983	51,313	0	0	0	32,061
Extra credit fund deposit (note 1)	0	0	0	672	0	0	0	0
Transfers (to) and from other subaccounts	(46,006)	538,936	904,917	5,385,972	313,152	(4,659)	58,474	(88,989)
Transfers (to) and from fixed dollar contract	0	0	21,953	1,235	0	0	0	1,355
Withdrawals and surrenders	(224,181)	(343,126)	(248,269)	(243,724)	(42,197)	(9,676)	(1,090)	(1,073)
Surrender charges (note 2)	(18)	(539)	(230)	(178)	0	(206)	0	0
Annual contract charges (note 2)	(24,008)	(24,874)	(62,236)	(24,518)	(1,849)	(1,368)	(3,661)	(3,888)
Annuity and death benefit payments	(46,836)	(71,388)	(82,611)	(32,069)	(907)	(691)	(8,763)	(5,093)

Net equity transactions	(341,049)	144,292	746,507	5,138,703	268,199	(16,600)	44,960	(65,627)

Net change in contract owners’ equity	(383,615)	(276,779)	582,276	5,416,713	282,386	(39,645)	92,975	(24,776)
Contract owners’ equity:
Beginning of period	3,678,945	3,955,724	7,447,797	2,031,084	202,705	242,350	543,847	568,623

End of period	$3,295,330	$3,678,945	$8,030,073	$7,447,797	$485,091	$202,705	$636,822	$543,847

Change in units:
Beginning units	351,785	337,793	268,410	69,998	11,016	11,843	51,750	59,295

Units purchased	9,768	54,498	60,595	213,600	16,509	619	5,233	3,209
Units redeemed	(40,860)	(40,506)	(29,007)	(15,188)	(2,817)	(1,446)	(3,990)	(10,754)

Ending units	320,693	351,785	299,998	268,410	24,708	11,016	52,993	51,750

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount		Strategic Value Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(41,802)	$(13,718)	$(8,516)	$(8,296)	$4,261	$3,192	$128,757	$245,449
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	69,376	57,134	13,801	44,209	160,451	62,376	117,117	475,093
Unrealized gain (loss)	48,211	222,871	(47,046)	22,298	(158,194)	139,175	(22,355)	66,847

Net increase (decrease) in contract owners’ equity from operations	75,785	266,287	(41,761)	58,211	6,518	204,743	223,519	787,389

Equity transactions:
Contract purchase payments (note 1)	62,576	132,417	130	4,950	108,086	26,963	151,214	209,475
Extra credit fund deposit (note 1)	0	384	0	0	0	0	2	800
Transfers (to) and from other subaccounts	2,295,543	1,564,353	52,538	5,989	557,370	508,669	616,973	(1,833,982)
Transfers (to) and from fixed dollar contract	10,012	590	574	0	0	95,061	42,603	131,521
Withdrawals and surrenders	(71,956)	(8,617)	(8,538)	(65,209)	(17,845)	(124,056)	(206,690)	(231,153)
Surrender charges (note 2)	(149)	(126)	(1)	0	0	0	(894)	(413)
Annual contract charges (note 2)	(24,124)	(6,937)	(5,018)	(4,892)	(18,275)	(13,151)	(58,610)	(62,767)
Annuity and death benefit payments	(32,374)	(5,075)	(233)	(180)	(24,791)	(10,772)	(69,499)	(114,490)

Net equity transactions	2,239,528	1,676,989	39,452	(59,342)	604,545	482,714	475,099	(1,901,009)

Net change in contract owners’ equity	2,315,313	1,943,276	(2,309)	(1,131)	611,063	687,457	698,618	(1,113,620)
Contract owners’ equity:
Beginning of period	2,466,045	522,769	593,384	594,515	2,186,981	1,499,524	6,388,866	7,502,486

End of period	$4,781,358	$2,466,045	$591,075	$593,384	$2,798,044	$2,186,981	$7,087,484	$6,388,866

Change in units:
Beginning units	156,483	39,929	25,319	27,841	111,826	85,985	387,519	505,516

Units purchased	178,171	136,525	2,529	1,277	60,267	37,165	69,985	32,936
Units redeemed	(24,848)	(19,971)	(943)	(3,799)	(27,153)	(11,324)	(40,014)	(150,933)

Ending units	309,806	156,483	26,905	25,319	144,940	111,826	417,490	387,519

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	High Income Bond Subaccount		ClearBridge Small Cap Subaccount		Nasdaq-100® Index Subaccount		Bristol Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(60,061)	$(71,234)	$(15,176)	$(9,710)	$(13,419)	$(3,818)	$(37,311)	$(44,464)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	143,783	485,146	39,787	14,984	90,721	71,912	335,785	324,049
Unrealized gain (loss)	(282,910)	(329,862)	(33,704)	1,523	64,895	192,555	(103,116)	261,504

Net increase (decrease) in contract owners’ equity from operations	(199,188)	84,050	(9,093)	6,797	142,197	260,649	195,358	541,089

Equity transactions:
Contract purchase payments (note 1)	44,547	228,018	56,164	168,006	18,000	23,535	73,201	89,186
Extra credit fund deposit (note 1)	1	37	0	0	520	260	1	439
Transfers (to) and from other subaccounts	1,302,265	(1,080,516)	1,338,013	4,876	126,599	8,706	490,464	(389,393)
Transfers (to) and from fixed dollar contract	34,567	118,948	2,600	566	0	36,214	31,219	89,436
Withdrawals and surrenders	(138,241)	(333,371)	(52,440)	(16,703)	(18,664)	(52,521)	(172,179)	(227,741)
Surrender charges (note 2)	(789)	(584)	(49)	(6)	(1)	(322)	(649)	(272)
Annual contract charges (note 2)	(35,762)	(42,690)	(7,037)	(3,665)	(10,755)	(10,406)	(40,995)	(38,347)
Annuity and death benefit payments	(55,207)	(78,171)	(35,299)	(17,455)	(71,253)	(12,321)	(49,139)	(61,277)

Net equity transactions	1,151,381	(1,188,329)	1,301,952	135,619	44,446	(6,855)	331,923	(537,969)

Net change in contract owners’ equity	952,193	(1,104,279)	1,292,859	142,416	186,643	253,794	527,281	3,120
Contract owners’ equity:
Beginning of period	4,347,851	5,452,130	730,831	588,415	1,729,550	1,475,756	4,541,209	4,538,089

End of period	$5,300,044	$4,347,851	$2,023,690	$730,831	$1,916,193	$1,729,550	$5,068,490	$4,541,209

Change in units:
Beginning units	226,692	285,527	22,645	18,329	179,385	183,329	224,485	251,789

Units purchased	93,678	42,941	53,915	6,033	33,299	23,021	54,350	12,198
Units redeemed	(30,325)	(101,776)	(8,228)	(1,717)	(24,809)	(26,965)	(35,211)	(39,502)

Ending units	290,045	226,692	68,332	22,645	187,875	179,385	243,624	224,485

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Bryton Growth Subaccount		Balanced Subaccount		Target VIP Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(49,268)	$(48,782)	$(70,944)	$(3,423)	$1,110	$2,776
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	279,803	268,478	171,178	53,059	16,848	16,500
Unrealized gain (loss)	(352,672)	(37,479)	(374,898)	486,500	(71,826)	55,996

Net increase (decrease) in contract owners’ equity from operations	(122,137)	182,217	(274,664)	536,136	(53,868)	75,272

Equity transactions:
Contract purchase payments (note 1)	69,826	74,781	5,403,618	2,976,487	33,648	0
Extra credit fund deposit (note 1)	1	343	100	4,975	0	0
Transfers (to) and from other subaccounts	439,879	(91,983)	(8,625,596)	8,269,492	(69,514)	56,698
Transfers (to) and from fixed dollar contract	14,175	59,318	605,061	1,519,320	1,248	2,711
Withdrawals and surrenders	(132,539)	(138,506)	(323,642)	(229,293)	(10,329)	(109,766)
Surrender charges (note 2)	(470)	(208)	(1,667)	(5,500)	0	0
Annual contract charges (note 2)	(32,494)	(29,556)	(147,947)	(65,679)	(16,357)	(16,486)
Annuity and death benefit payments	(39,330)	(45,129)	(97,743)	(36,547)	(15,871)	(5,044)

Net equity transactions	319,048	(170,940)	(3,187,816)	12,433,255	(77,175)	(71,887)

Net change in contract owners’ equity	196,911	11,277	(3,462,480)	12,969,391	(131,043)	3,385
Contract owners’ equity:
Beginning of period	3,617,849	3,606,572	17,604,892	4,635,501	1,317,995	1,314,610

End of period	$3,814,760	$3,617,849	$14,142,412	$17,604,892	$1,186,952	$1,317,995

Change in units:
Beginning units	205,269	214,409	1,086,539	307,621	93,418	98,691

Units purchased	60,863	28,206	379,488	844,436	2,484	5,923
Units redeemed	(37,400)	(37,346)	(590,267)	(65,518)	(7,760)	(11,196)

Ending units	228,732	205,269	875,760	1,086,539	88,142	93,418

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.				Wells Fargo Variable Trust
	Bristol Growth Subaccount		Risk Managed Balanced Subaccount		Opportunity Subaccount
	2015	2014	2015	2014 (a)	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(23,419)	$(26,091)	$(19,115)	$(1,612)	$(215)	$(218)
Reinvested capital gains	0	0	0	0	1,750	0
Realized gain (loss)	164,962	166,852	(915)	378	102	98
Unrealized gain (loss)	(27,202)	113,893	(25,373)	13,300	(2,393)	1,519

Net increase (decrease) in contract owners’ equity from operations	114,341	254,654	(45,403)	12,066	(756)	1,399

Equity transactions:
Contract purchase payments (note 1)	47,969	55,161	2,156,334	288,420	0	0
Extra credit fund deposit (note 1)	1	229	0	106	0	0
Transfers (to) and from other subaccounts	(118,652)	(230,703)	1,122,792	104,876	0	0
Transfers (to) and from fixed dollar contract	19,423	51,947	134,348	421	0	0
Withdrawals and surrenders	(75,586)	(80,141)	(40,444)	0	0	0
Surrender charges (note 2)	(427)	(400)	(930)	0	0	0
Annual contract charges (note 2)	(22,565)	(21,266)	(8,952)	0	(90)	(87)
Annuity and death benefit payments	(22,722)	(31,017)	(8,477)	(153)	0	0

Net equity transactions	(172,559)	(256,190)	3,354,671	393,670	(90)	(87)

Net change in contract owners’ equity	(58,218)	(1,536)	3,309,268	405,736	(846)	1,312
Contract owners’ equity:
Beginning of period	2,510,147	2,511,683	405,736	0	17,103	15,791

End of period	$2,451,929	$2,510,147	$3,715,004	$405,736	$16,257	$17,103

Change in units:
Beginning units	154,577	171,349	37,811	0	613	616

Units purchased	10,754	8,781	362,746	38,154	0	0
Units redeemed	(20,387)	(25,553)	(44,593)	(343)	(4)	(3)

Ending units	144,944	154,577	355,964	37,811	609	613

(a)	Period from May 1, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		Growth Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$10,134	$8,642	$(3,581)	$(2,401)	$(7,949)	$(8,253)
Reinvested capital gains	0	0	0	0	82,239	55,037
Realized gain (loss)	7,491	5,957	220,071	128,663	100,770	39,648
Unrealized gain (loss)	(28,151)	23,801	(196,019)	301,357	(95,699)	(57,793)

Net increase (decrease) in contract owners’ equity from operations	(10,526)	38,400	20,471	427,619	79,361	28,639

Equity transactions:
Contract purchase payments (note 1)	975	56,945	30,460	111,284	0	145,497
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(165,352)	101,725	(233,238)	(192,530)	(235,937)	(32,186)
Transfers (to) and from fixed dollar contract	624	1,409	599	652	0	0
Withdrawals and surrenders	(52,951)	(61,224)	(110,198)	(109,639)	0	(43,547)
Surrender charges (note 2)	(47)	(82)	(8)	(109)	0	(200)
Annual contract charges (note 2)	(4,408)	(5,282)	(11,742)	(12,201)	(1,510)	(1,040)
Annuity and death benefit payments	(7,687)	(13,205)	(22,673)	(31,008)	(237)	(1,361)

Net equity transactions	(228,846)	80,286	(346,800)	(233,551)	(237,684)	67,163

Net change in contract owners’ equity	(239,372)	118,686	(326,329)	194,068	(158,323)	95,802
Contract owners’ equity:
Beginning of period	721,912	603,226	1,778,352	1,584,284	798,172	702,370

End of period	$482,540	$721,912	$1,452,023	$1,778,352	$639,849	$798,172

Change in units:
Beginning units	52,101	45,811	57,163	61,492	38,757	36,010

Units purchased	1,260	18,317	8,363	8,427	2,530	8,027
Units redeemed	(18,358)	(12,027)	(16,739)	(12,756)	(13,138)	(5,280)

Ending units	35,003	52,101	48,787	57,163	28,149	38,757

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds)
	Invesco V.I. International Growth Subaccount		Invesco V.I. Balanced-Risk Allocation Subaccount
	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,299	$3,272	$188,893	$(166,068)
Reinvested capital gains	0	0	669,661	789,012
Realized gain (loss)	6,590	7,491	(41,291)	(190,078)
Unrealized gain (loss)	(79,542)	(29,089)	(1,259,842)	13,914

Net increase (decrease) in contract owners’ equity from operations	(71,653)	(18,326)	(442,579)	446,780

Equity transactions:
Contract purchase payments (note 1)	111,830	189,013	551,671	1,011,361
Extra credit fund deposit (note 1)	0	0	2	191
Transfers (to) and from other subaccounts	467,887	184,510	(167,983)	(7,415,586)
Transfers (to) and from fixed dollar contract	821	15,045	326,539	527,307
Withdrawals and surrenders	(30,514)	(59,206)	(83,812)	(258,665)
Surrender charges (note 2)	0	0	(2,260)	(1,280)
Annual contract charges (note 2)	(7,998)	(5,191)	(79,925)	(109,993)
Annuity and death benefit payments	(11,871)	(5,152)	(35,591)	(107,321)

Net equity transactions	530,155	319,019	508,641	(6,353,986)

Net change in contract owners’ equity	458,502	300,693	66,062	(5,907,206)
Contract owners’ equity:
Beginning of period	990,817	690,124	7,120,039	13,027,245

End of period	$1,449,319	$990,817	$7,186,101	$7,120,039

Change in units:
Beginning units	85,577	61,037	631,305	1,201,384

Units purchased	53,454	31,137	103,030	155,555
Units redeemed	(8,239)	(6,597)	(58,096)	(725,634)

Ending units	130,792	85,577	676,239	631,305

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,860	$(3,509)	$(469)	$(468)	$(3,521)	$(3,288)
Reinvested capital gains	480,453	768,227	46,341	36,341	20,697	62,856
Realized gain (loss)	(20,880)	200,091	28,735	67,776	2,253	7,469
Unrealized gain (loss)	(689,962)	(473,114)	(87,656)	13,887	(12,628)	(29,768)

Net increase (decrease) in contract owners’ equity from operations	(226,529)	491,695	(13,049)	117,536	6,801	37,269

Equity transactions:
Contract purchase payments (note 1)	0	15,152	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	284,279	(734,980)	(3,949)	(74,252)	(4,541)	(2,110)
Transfers (to) and from fixed dollar contract	0	(6,347)	0	(27,594)	0	0
Withdrawals and surrenders	(262,913)	(396,488)	(36,810)	(64,062)	(2,523)	(17,671)
Surrender charges (note 2)	(8)	(136)	(2)	(91)	(2)	0
Annual contract charges (note 2)	(33,236)	(36,242)	(4,917)	(5,374)	(1,930)	(1,815)
Annuity and death benefit payments	(109,664)	(84,718)	(11,321)	(23,042)	(73)	(12)

Net equity transactions	(121,542)	(1,243,759)	(56,999)	(194,415)	(9,069)	(21,608)

Net change in contract owners’ equity	(348,071)	(752,064)	(70,048)	(76,879)	(2,268)	15,661
Contract owners’ equity:
Beginning of period	4,179,824	4,931,888	800,398	877,277	337,492	321,831

End of period	$3,831,753	$4,179,824	$730,350	$800,398	$335,224	$337,492

Change in units:
Beginning units	264,837	347,652	43,980	55,318	17,890	19,119

Units purchased	27,539	2,126	1,277	8	52	227
Units redeemed	(35,440)	(84,941)	(4,484)	(11,346)	(515)	(1,456)

Ending units	256,936	264,837	40,773	43,980	17,427	17,890

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,766)	$22,714	$(10,551)	$(6,170)	$(1,377)	$(705)
Reinvested capital gains	17,389	60,665	60,683	71,596	10,154	37,443
Realized gain (loss)	(63,511)	98,094	(1,858)	330	33,372	4,920
Unrealized gain (loss)	(1,387,072)	(548,333)	(88,646)	(24,745)	(51,766)	(1,104)

Net increase (decrease) in contract owners’ equity from operations	(1,441,960)	(366,860)	(40,372)	41,011	(9,617)	40,554

Equity transactions:
Contract purchase payments (note 1)	170,698	218,166	98,698	120	0	0
Extra credit fund deposit (note 1)	1	604	0	0	0	0
Transfers (to) and from other subaccounts	997,130	(28,046)	322,338	(17,770)	(170,592)	(16,681)
Transfers (to) and from fixed dollar contract	26,175	97,569	0	9,753	0	0
Withdrawals and surrenders	(238,965)	(191,010)	(4,577)	(28,320)	0	0
Surrender charges (note 2)	(1,303)	(415)	(12)	(43)	0	0
Annual contract charges (note 2)	(51,800)	(53,506)	(4,532)	(2,956)	(159)	(150)
Annuity and death benefit payments	(70,134)	(95,517)	(10,068)	(5,723)	0	0

Net equity transactions	831,802	(52,155)	401,847	(44,939)	(170,751)	(16,831)

Net change in contract owners’ equity	(610,158)	(419,015)	361,475	(3,928)	(180,368)	23,723
Contract owners’ equity:
Beginning of period	6,591,807	7,010,822	451,442	455,370	328,486	304,763

End of period	$5,981,649	$6,591,807	$812,917	$451,442	$148,118	$328,486

Change in units:
Beginning units	300,570	291,814	16,474	18,194	18,213	19,211

Units purchased	84,110	52,323	15,185	487	0	0
Units redeemed	(37,240)	(43,567)	(1,224)	(2,207)	(9,450)	(998)

Ending units	347,440	300,570	30,435	16,474	8,763	18,213

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Lazard Retirement Series, Inc. - Service Shares
	International Equity Subaccount		Global Dynamic Multi Asset Subaccount
	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$46,392	$31,832	$(96,246)	$(38,619)
Reinvested capital gains	248,777	0	170,195	353,953
Realized gain (loss)	340,399	263,741	1,713	26,482
Unrealized gain (loss)	(518,203)	(996,164)	(197,435)	(275,680)

Net increase (decrease) in contract owners’ equity from operations	117,365	(700,591)	(121,773)	66,136

Equity transactions:
Contract purchase payments (note 1)	261,600	325,067	811,505	1,745,491
Extra credit fund deposit (note 1)	4	1,450	133	1,367
Transfers (to) and from other subaccounts	1,712,594	723,695	(413,301)	150,515
Transfers (to) and from fixed dollar contract	100,912	228,081	381,957	941,972
Withdrawals and surrenders	(416,751)	(429,804)	(23,861)	(18,266)
Surrender charges (note 2)	(1,947)	(955)	(1,063)	(780)
Annual contract charges (note 2)	(117,371)	(104,481)	(68,580)	(41,768)
Annuity and death benefit payments	(153,912)	(171,822)	(24,913)	(14,344)

Net equity transactions	1,385,129	571,231	661,877	2,764,187

Net change in contract owners’ equity	1,502,494	(129,360)	540,104	2,830,323
Contract owners’ equity:
Beginning of period	12,621,997	12,751,357	6,371,616	3,541,293

End of period	$14,124,491	$12,621,997	$6,911,720	$6,371,616

Change in units:
Beginning units	877,588	837,522	510,101	286,865

Units purchased	199,918	106,808	112,455	237,278
Units redeemed	(100,954)	(66,742)	(58,546)	(14,042)

Ending units	976,552	877,588	564,010	510,101

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	The Prudential Series Fund, Inc. - Class II
	Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(18,464)	$(23,144)	$(5,173)	$(4,618)
Reinvested capital gains	0	0	0	0
Realized gain (loss)	276,214	69,056	9,566	48,846
Unrealized gain (loss)	(200,011)	43,782	25,093	(19,309)

Net increase (decrease) in contract owners’ equity from operations	57,739	89,694	29,486	24,919

Equity transactions:
Contract purchase payments (note 1)	62,590	123,944	21,423	1,530
Extra credit fund deposit (note 1)	0	26	0	0
Transfers (to) and from other subaccounts	(551,658)	(17,881)	60,076	(106,458)
Transfers (to) and from fixed dollar contract	861	0	1,248	7,511
Withdrawals and surrenders	(84,818)	(59,385)	0	0
Surrender charges (note 2)	0	(347)	0	0
Annual contract charges (note 2)	(11,001)	(11,766)	(2,737)	(3,055)
Annuity and death benefit payments	(4,747)	(22,526)	0	0

Net equity transactions	(588,773)	12,065	80,010	(100,472)

Net change in contract owners’ equity	(531,034)	101,759	109,496	(75,553)
Contract owners’ equity:
Beginning of period	1,737,210	1,635,451	292,488	368,041

End of period	$1,206,176	$1,737,210	$401,984	$292,488

Change in units:
Beginning units	87,869	85,086	21,020	29,447

Units purchased	3,477	12,662	6,347	1,816
Units redeemed	(35,341)	(9,879)	(1,132)	(10,243)

Ending units	56,005	87,869	26,235	21,020

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(85,377)	$(107,884)	$(34,379)	$(38,008)	$(3,640)	$(2,267)
Reinvested capital gains	977,960	194,772	587,480	132,010	7,653	0
Realized gain (loss)	111,913	119,539	376,962	257,454	11,059	10,405
Unrealized gain (loss)	(1,181,399)	170,448	(975,701)	272,386	773	9,887

Net increase (decrease) in contract owners’ equity from operations	(176,903)	376,875	(45,638)	623,842	15,845	18,025

Equity transactions:
Contract purchase payments (note 1)	168,811	460,081	262,803	356,929	145,104	0
Extra credit fund deposit (note 1)	2	458	90	104	0	0
Transfers (to) and from other subaccounts	135,188	(212,287)	(674,811)	(415,467)	9,558	26,567
Transfers (to) and from fixed dollar contract	49,147	96,880	3,158	68,384	0	3,498
Withdrawals and surrenders	(276,974)	(258,489)	(314,871)	(173,674)	(22,154)	(7,263)
Surrender charges (note 2)	(679)	(484)	(51)	(215)	0	(336)
Annual contract charges (note 2)	(68,445)	(63,533)	(41,074)	(40,767)	(1,333)	(1,070)
Annuity and death benefit payments	(88,115)	(91,157)	(89,932)	(56,228)	(5,384)	(4,604)

Net equity transactions	(81,065)	(68,531)	(854,688)	(260,934)	125,791	16,792

Net change in contract owners’ equity	(257,968)	308,344	(900,326)	362,908	141,636	34,817
Contract owners’ equity:
Beginning of period	8,408,509	8,100,165	6,614,703	6,251,795	214,727	179,910

End of period	$8,150,541	$8,408,509	$5,714,377	$6,614,703	$356,363	$214,727

Change in units:
Beginning units	294,850	295,441	325,464	338,616	16,556	14,913

Units purchased	50,542	29,424	34,309	25,406	13,295	4,552
Units redeemed	(46,009)	(30,015)	(76,007)	(38,558)	(4,640)	(2,909)

Ending units	299,383	294,850	283,766	325,464	25,211	16,556

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$22,868	$20,332	$10,308	$8,319	$(12,935)	$(7,263)
Reinvested capital gains	135,807	21,379	67,017	188,618	111,427	146,542
Realized gain (loss)	(2,475)	16,760	122,621	171,699	20,148	10,148
Unrealized gain (loss)	(237,661)	43,699	(127,043)	385,814	(296,398)	18,298

Net increase (decrease) in contract owners’ equity from operations	(81,461)	102,170	72,903	754,450	(177,758)	167,725

Equity transactions:
Contract purchase payments (note 1)	0	20,389	47,820	114,189	1,755,352	2,413,639
Extra credit fund deposit (note 1)	0	0	1	229	255	1,353
Transfers (to) and from other subaccounts	61,277	18,470	(146,253)	(474,980)	229,009	(79,990)
Transfers (to) and from fixed dollar contract	(30,388)	1,302	19,484	51,231	473,587	471,492
Withdrawals and surrenders	(146,686)	(90,818)	(77,222)	(92,974)	(22,292)	(14,079)
Surrender charges (note 2)	(12)	(88)	(411)	(156)	(665)	(666)
Annual contract charges (note 2)	(10,846)	(10,786)	(24,216)	(23,750)	(57,414)	(25,978)
Annuity and death benefit payments	(19,874)	(16,387)	(32,366)	(35,497)	(71,873)	(48,549)

Net equity transactions	(146,529)	(77,918)	(213,163)	(461,708)	2,305,959	2,717,222

Net change in contract owners’ equity	(227,990)	24,252	(140,260)	292,742	2,128,201	2,884,947
Contract owners’ equity:
Beginning of period	1,514,240	1,489,988	3,085,800	2,793,058	5,223,915	2,338,968

End of period	$1,286,250	$1,514,240	$2,945,540	$3,085,800	$7,352,116	$5,223,915

Change in units:
Beginning units	81,131	85,626	193,013	223,775	441,987	206,277

Units purchased	4,832	4,625	23,208	24,931	256,800	257,175
Units redeemed	(13,225)	(9,120)	(35,508)	(55,693)	(59,746)	(21,465)

Ending units	72,738	81,131	180,713	193,013	639,041	441,987

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,104)	$(7,224)	$(925)	$(338)	$776	$1,581
Reinvested capital gains	120,172	46,979	0	0	41,576	21,716
Realized gain (loss)	23,804	32,553	848	679	5,817	12,958
Unrealized gain (loss)	(117,247)	(5,594)	(5,627)	5,191	(63,554)	23,347

Net increase (decrease) in contract owners’ equity from operations	20,625	66,714	(5,704)	5,532	(15,385)	59,602

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	109,292	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(3,691)	(19,581)	23,909	(1,163)	351,640	135,808
Transfers (to) and from fixed dollar contract	0	0	0	0	38,402	1,525
Withdrawals and surrenders	(14,304)	(95,162)	0	0	(5,652)	(35,148)
Surrender charges (note 2)	0	(525)	0	0	0	(228)
Annual contract charges (note 2)	(4,722)	(4,358)	(762)	(586)	(7,923)	(6,170)
Annuity and death benefit payments	(375)	(351)	(980)	(636)	(31,048)	(14,469)

Net equity transactions	(23,092)	(119,977)	22,167	(2,385)	454,711	81,318

Net change in contract owners’ equity	(2,467)	(53,263)	16,463	3,147	439,326	140,920
Contract owners’ equity:
Beginning of period	625,241	678,504	99,085	95,938	1,004,684	863,764

End of period	$622,774	$625,241	$115,548	$99,085	$1,444,010	$1,004,684

Change in units:
Beginning units	60,732	72,801	11,415	11,705	53,227	48,001

Units purchased	5,779	177	2,968	38	27,599	8,476
Units redeemed	(7,984)	(12,246)	(413)	(328)	(2,827)	(3,250)

Ending units	58,527	60,732	13,970	11,415	77,999	53,227

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Janus Aspen Series - Service Shares
	Overseas Subaccount		INTECH U.S. Low Volatility Subaccount
	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(33,821)	$68,057	$32,803	$(48,941)
Reinvested capital gains	121,262	427,340	307,867	20,703
Realized gain (loss)	(200,214)	(20,550)	224,990	115,346
Unrealized gain (loss)	(284,478)	(1,055,916)	(196,914)	1,377,378

Net increase (decrease) in contract owners’ equity from operations	(397,251)	(581,069)	368,746	1,464,486

Equity transactions:
Contract purchase payments (note 1)	138,778	118,185	4,620,055	5,110,481
Extra credit fund deposit (note 1)	0	130	144	1,512
Transfers (to) and from other subaccounts	162,297	326,012	(931,821)	(602,327)
Transfers (to) and from fixed dollar contract	0	27,580	1,203,830	1,895,455
Withdrawals and surrenders	(253,234)	(167,578)	(67,915)	(27,153)
Surrender charges (note 2)	(550)	(247)	(1,709)	(1,223)
Annual contract charges (note 2)	(31,170)	(32,177)	(141,007)	(61,962)
Annuity and death benefit payments	(49,960)	(43,091)	(60,455)	(7,347)

Net equity transactions	(33,839)	228,814	4,621,122	6,307,436

Net change in contract owners’ equity	(431,090)	(352,255)	4,989,868	7,771,922
Contract owners’ equity:
Beginning of period	4,050,356	4,402,611	12,984,529	5,212,607

End of period	$3,619,266	$4,050,356	$17,974,397	$12,984,529

Change in units:
Beginning units	342,448	320,571	919,633	428,243

Units purchased	51,687	43,793	487,436	566,203
Units redeemed	(53,057)	(21,916)	(167,097)	(74,813)

Ending units	341,078	342,448	1,239,972	919,633

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	J.P. Morgan Insurance Trust - Class I
	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,604)	$(3,341)	$(13,345)	$(19,913)
Reinvested capital gains	57,534	21,796	229,138	178,593
Realized gain (loss)	7,170	11,916	413,596	186,014
Unrealized gain (loss)	(98,003)	(8,193)	(737,748)	81,217

Net increase (decrease) in contract owners’ equity from operations	(39,903)	22,178	(108,359)	425,911

Equity transactions:
Contract purchase payments (note 1)	2,253	0	35,220	72,948
Extra credit fund deposit (note 1)	90	0	0	0
Transfers (to) and from other subaccounts	331,931	6,519	(388,784)	(121,516)
Transfers (to) and from fixed dollar contract	15,240	8,397	1,266	7,234
Withdrawals and surrenders	(20,487)	(16,075)	(103,155)	(108,409)
Surrender charges (note 2)	(1)	0	(4)	(122)
Annual contract charges (note 2)	(3,376)	(1,961)	(23,428)	(21,836)
Annuity and death benefit payments	(3,632)	(1,525)	(48,656)	(58,314)

Net equity transactions	322,018	(4,645)	(527,541)	(230,015)

Net change in contract owners’ equity	282,115	17,533	(635,900)	195,896
Contract owners’ equity:
Beginning of period	283,219	265,686	3,426,902	3,231,006

End of period	$565,334	$283,219	$2,791,002	$3,426,902

Change in units:
Beginning units	12,590	12,765	95,542	100,987

Units purchased	15,779	1,263	11,530	5,392
Units redeemed	(1,598)	(1,438)	(25,814)	(10,837)

Ending units	26,771	12,590	81,258	95,542

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount (note 4)		Mid Cap Growth Subaccount		Total Return Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,112)	$(6,566)	$97	$(235)	$(5,215)	$(5,050)	$7,880	$7,268
Reinvested capital gains	15,293	110,648	3,712	1,237	42,309	45,183	30,457	32,763
Realized gain (loss)	560	9,893	5,093	553	12,494	13,402	37,506	57,676
Unrealized gain (loss)	(25,956)	(165,329)	(8,149)	477	(36,257)	(25,213)	(88,937)	(34,563)

Net increase (decrease) in contract owners’ equity from operations	(16,215)	(51,354)	753	2,032	13,331	28,322	(13,094)	63,144

Equity transactions:
Contract purchase payments (note 1)	21,340	1,071	0	0	0	13,235	0	96,998
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	13,516	(67,089)	(24,421)	(828)	(32,506)	(15,680)	(133,589)	161,740
Transfers (to) and from fixed dollar contract	2,303	1,355	156	1,408	0	36,214	0	0
Withdrawals and surrenders	(1,658)	(18,009)	0	0	(22,712)	(21,496)	(825)	(283,722)
Surrender charges (note 2)	0	(197)	0	0	(1)	(173)	0	0
Annual contract charges (note 2)	(3,705)	(3,744)	(165)	(149)	(2,737)	(2,732)	(6,031)	(6,534)
Annuity and death benefit payments	(8,827)	(16,549)	0	0	(4,376)	(2,710)	(32,021)	(35,840)

Net equity transactions	22,969	(103,162)	(24,430)	431	(62,332)	6,658	(172,466)	(67,358)

Net change in contract owners’ equity	6,754	(154,516)	(23,677)	2,463	(49,001)	34,980	(185,560)	(4,214)
Contract owners’ equity:
Beginning of period	438,491	593,007	23,677	21,214	415,577	380,597	962,111	966,325

End of period	$445,245	$438,491	$0	$23,677	$366,576	$415,577	$776,551	$962,111

Change in units:
Beginning units	20,684	25,253	1,328	1,304	29,215	29,013	54,288	56,579

Units purchased	2,206	791	1,044	100	170	4,021	187	15,966
Units redeemed	(1,226)	(5,360)	(2,372)	(76)	(4,512)	(3,819)	(9,638)	(18,257)

Ending units	21,664	20,684	0	1,328	24,873	29,215	44,837	54,288

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$302,252	$6,870	$913,720	$219,589	$6,141	$18,778
Reinvested capital gains	0	0	268,997	0	0	39,372
Realized gain (loss)	(65,238)	(38,389)	3,063	17,157	(85,020)	(38,789)
Unrealized gain (loss)	(672,130)	226,029	(1,378,978)	505,272	27,586	1,926

Net increase (decrease) in contract owners’ equity from operations	(435,116)	194,510	(193,198)	742,018	(51,293)	21,287

Equity transactions:
Contract purchase payments (note 1)	158,991	243,392	429,348	654,183	23,180	53,585
Extra credit fund deposit (note 1)	6	252	6	186	0	0
Transfers (to) and from other subaccounts	708,494	110,909	2,240,513	(834,266)	(460,208)	(105,645)
Transfers (to) and from fixed dollar contract	117,000	242,374	160,350	359,560	1,088	20,084
Withdrawals and surrenders	(406,130)	(737,689)	(863,138)	(2,181,484)	(69,812)	(239,396)
Surrender charges (note 2)	(3,026)	(752)	(4,236)	(3,314)	(10)	(120)
Annual contract charges (note 2)	(94,407)	(95,245)	(202,542)	(211,033)	(4,899)	(8,580)
Annuity and death benefit payments	(100,252)	(105,060)	(265,075)	(314,436)	(23,648)	(16,820)

Net equity transactions	380,676	(341,819)	1,495,226	(2,530,604)	(534,309)	(296,892)

Net change in contract owners’ equity	(54,440)	(147,309)	1,302,028	(1,788,586)	(585,602)	(275,605)
Contract owners’ equity:
Beginning of period	10,707,860	10,855,169	24,048,195	25,836,781	1,286,255	1,561,860

End of period	$10,653,420	$10,707,860	$25,350,223	$24,048,195	$700,653	$1,286,255

Change in units:
Beginning units	752,867	768,284	1,616,972	1,771,327	78,637	94,149

Units purchased	109,503	78,438	295,428	178,973	4,252	18,013
Units redeemed	(83,525)	(93,855)	(195,600)	(333,328)	(39,391)	(33,525)

Ending units	778,845	752,867	1,716,800	1,616,972	43,498	78,637

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	PIMCO Variable Insurance Trust - Administrative Shares
	Commodity RealReturn® Strategy Subaccount		Global Diversified Allocation Subaccount		Short-Term Subaccount		Low Duration Subaccount
	2015	2014	2015	2014	2015	2014	2015 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$38,821	$(30,896)	$263,284	$434,292	$(1,672)	$(3,768)	$5,878
Reinvested capital gains	0	0	979,003	281,972	369	514	0
Realized gain (loss)	(177,045)	(504,628)	(36,253)	25,130	(180)	298	14
Unrealized gain (loss)	(300,783)	144,225	(2,565,051)	(100,005)	(588)	(1,049)	(6,910)

Net increase (decrease) in contract owners’ equity from operations	(439,007)	(391,299)	(1,359,017)	641,389	(2,071)	(4,005)	(1,018)

Equity transactions:
Contract purchase payments (note 1)	71,246	85,165	2,296,818	4,878,355	2,880	58,760	0
Extra credit fund deposit (note 1)	2	38	14	682	0	0	0
Transfers (to) and from other subaccounts	449,741	(1,847,617)	1,467,923	(224,274)	200,480	93,411	344,309
Transfers (to) and from fixed dollar contract	34,619	103,386	761,179	2,072,950	0	0	0
Withdrawals and surrenders	(57,264)	(77,296)	(57,880)	(35,118)	(8,920)	0	0
Surrender charges (note 2)	(929)	(173)	(772)	(1,284)	0	0	0
Annual contract charges (note 2)	(14,236)	(26,863)	(194,698)	(117,510)	(1,259)	(5,140)	0
Annuity and death benefit payments	(4,163)	(31,214)	(89,926)	(32,386)	(5,474)	(1,575,381)	0

Net equity transactions	479,016	(1,794,574)	4,182,658	6,541,415	187,707	(1,428,350)	344,309

Net change in contract owners’ equity	40,009	(2,185,873)	2,823,641	7,182,804	185,636	(1,432,355)	343,291
Contract owners’ equity:
Beginning of period	1,305,615	3,491,488	17,341,164	10,158,360	507,660	1,940,015	0

End of period	$1,345,624	$1,305,615	$20,164,805	$17,341,164	$693,296	$507,660	$343,291

Change in units:
Beginning units	170,404	379,609	1,511,309	923,591	51,142	194,227	0

Units purchased	88,063	55,262	443,825	646,492	28,491	15,659	34,535
Units redeemed	(20,379)	(264,467)	(67,168)	(58,774)	(9,823)	(158,744)	(72)

Ending units	238,088	170,404	1,887,966	1,511,309	69,810	51,142	34,463

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Royce Capital Fund - Investment Class				Dreyfus Variable Investment Fund - Service Shares
	Micro-Cap Subaccount		Small-Cap Subaccount		Appreciation Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(18,640)	$(22,775)	$(51,475)	$(113,935)	$1,487	$3,462
Reinvested capital gains	78,940	137,963	1,301,956	995,229	28,762	21,618
Realized gain (loss)	8,901	15,295	156,685	602,288	82,296	25,457
Unrealized gain (loss)	(274,837)	(215,696)	(2,425,392)	(1,421,972)	(139,601)	932

Net increase (decrease) in contract owners’ equity from operations	(205,636)	(85,213)	(1,018,226)	61,610	(27,056)	51,469

Equity transactions:
Contract purchase payments (note 1)	40,550	32,717	220,206	464,453	126,107	38,057
Extra credit fund deposit (note 1)	90	52	1	781	0	0
Transfers (to) and from other subaccounts	(227,488)	55,065	(1,582,485)	(1,815,303)	(247,178)	(38,020)
Transfers (to) and from fixed dollar contract	10,973	15,655	35,134	150,860	0	0
Withdrawals and surrenders	(62,071)	(13,497)	(245,079)	(295,043)	(34,826)	(17,957)
Surrender charges (note 2)	(2)	(96)	(626)	(685)	0	0
Annual contract charges (note 2)	(10,699)	(11,804)	(58,247)	(71,405)	(2,348)	(3,765)
Annuity and death benefit payments	(13,079)	(12,640)	(107,346)	(131,253)	(4,799)	(12,387)

Net equity transactions	(261,726)	65,452	(1,738,442)	(1,697,595)	(163,044)	(34,072)

Net change in contract owners’ equity	(467,362)	(19,761)	(2,756,668)	(1,635,985)	(190,100)	17,397
Contract owners’ equity:
Beginning of period	1,746,300	1,766,061	8,304,936	9,940,921	822,428	805,031

End of period	$1,278,938	$1,746,300	$5,548,268	$8,304,936	$632,328	$822,428

Change in units:
Beginning units	68,117	64,911	297,101	365,927	39,364	40,694

Units purchased	3,636	6,694	33,341	42,092	14,404	4,035
Units redeemed	(14,621)	(3,488)	(103,326)	(110,918)	(21,240)	(5,365)

Ending units	57,132	68,117	227,116	297,101	32,528	39,364

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Franklin Templeton Variable Insurance Products Trust - Class 2
	Templeton Foreign VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Franklin Income VIP Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$36,490	$12,780	$(1,871)	$(9,245)	$31,599	$36,820
Reinvested capital gains	62,116	0	99,682	123,152	0	0
Realized gain (loss)	41,844	81,227	(1,611)	205,571	(2,761)	10,148
Unrealized gain (loss)	(270,059)	(382,153)	(91,025)	(303,321)	(109,047)	(13,288)

Net increase (decrease) in contract owners’ equity from operations	(129,609)	(288,146)	5,175	16,157	(80,209)	33,680

Equity transactions:
Contract purchase payments (note 1)	10,000	9,756	0	5,329	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(165,065)	105,388	(4,602)	(794,933)	14,296	93,584
Transfers (to) and from fixed dollar contract	(2,552)	(11,711)	0	(3,501)	0	1,355
Withdrawals and surrenders	(107,942)	(182,023)	0	(78,004)	(49,260)	(50,095)
Surrender charges (note 2)	(6)	(241)	0	(2)	0	(138)
Annual contract charges (note 2)	(15,946)	(17,110)	(1,197)	(5,094)	(7,693)	(7,048)
Annuity and death benefit payments	(35,245)	(22,008)	(2,464)	(9,399)	(56,068)	(21,781)

Net equity transactions	(316,756)	(117,949)	(8,263)	(885,604)	(98,725)	15,877

Net change in contract owners’ equity	(446,365)	(406,095)	(3,088)	(869,447)	(178,934)	49,557
Contract owners’ equity:
Beginning of period	2,165,716	2,571,811	161,110	1,030,557	1,011,409	961,852

End of period	$1,719,351	$2,165,716	$158,022	$161,110	$832,475	$1,011,409

Change in units:
Beginning units	151,289	157,649	8,773	59,370	60,599	59,498

Units purchased	12,544	17,353	24	1,300	2,421	8,127
Units redeemed	(34,147)	(23,713)	(458)	(51,897)	(8,517)	(7,026)

Ending units	129,686	151,289	8,339	8,773	54,503	60,599

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Legg Mason Partners Variable Equity Trust - Class I
	ClearBridge Variable All Cap Value Subaccount (note 4)	ClearBridge Variable Dividend Strategy Subaccount		ClearBridge Variable Large Cap Value Subaccount		QS Legg Mason Dynamic Multi- Strategy VIT Subaccount
	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$73,289	$3,533	$4,709	$1,705	$7,059	$(177,420)	$167,411
Reinvested capital gains	235,861	0	0	18,711	29,127	512,340	385,949
Realized gain (loss)	(255,811)	1,522	507	(4,476)	739	(149,173)	137,092
Unrealized gain (loss)	(28,364)	(25,007)	25,137	(34,497)	(29,023)	(3,614,325)	896,611

Net increase (decrease) in contract owners’ equity from operations	24,975	(19,952)	30,353	(18,557)	7,902	(3,428,578)	1,587,063

Equity transactions:
Contract purchase payments (note 1)	146,203	0	232,120	5	4,500	9,418,688	13,474,421
Extra credit fund deposit (note 1)	0	0	0	0	0	186	8,281
Transfers (to) and from other subaccounts	(494,432)	61,032	(682)	18,171	383,799	(5,243,882)	751,180
Transfers (to) and from fixed dollar contract	3,009	2,009	9,700	25,899	(60)	2,747,535	5,375,933
Withdrawals and surrenders	(4,347)	0	0	(58,006)	(6,492)	(315,428)	(508,707)
Surrender charges (note 2)	0	0	0	(42)	0	(1,474)	(10,411)
Annual contract charges (note 2)	(2,005)	(1,542)	(624)	(2,289)	(664)	(428,331)	(237,785)
Annuity and death benefit payments	(2,843)	(305)	0	(3,465)	(146)	(216,042)	(160,914)

Net equity transactions	(354,415)	61,194	240,514	(19,727)	380,937	5,961,252	18,691,998

Net change in contract owners’ equity	(329,440)	41,242	270,867	(38,284)	388,839	2,532,674	20,279,061
Contract owners’ equity:
Beginning of period	329,440	375,338	104,471	486,989	98,150	42,070,934	21,791,873

End of period	$0	$416,580	$375,338	$448,705	$486,989	$44,603,608	$42,070,934

Change in units:
Beginning units	13,752	18,238	6,003	20,325	4,540	3,181,354	1,732,191

Units purchased	5,631	3,772	12,306	2,216	16,426	1,164,646	1,557,942
Units redeemed	(19,383)	(581)	(71)	(3,182)	(641)	(732,978)	(108,779)

Ending units	0	21,429	18,238	19,359	20,325	3,613,022	3,181,354

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Neuberger Berman Advisers Management Trust - S Class		Federated Insurance Series
	AMT Mid Cap Intrinsic Value Subaccount		Kaufmann Fund II Service Shares Subaccount		Managed Volatility Fund II Subaccount		Managed Tail Risk Fund II Service Shares Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(11,152)	$(6,442)	$(8,533)	$(6,108)	$344,282	$117,527	$2,447	$(13,448)
Reinvested capital gains	25,504	28,747	74,063	44,605	57,275	519,333	4,375	89,721
Realized gain (loss)	54,230	60,848	14,775	14,464	(141,436)	33,904	(41,391)	(11,091)
Unrealized gain (loss)	(195,446)	41,804	(58,198)	(17,523)	(1,544,969)	(553,323)	(227,523)	(142,281)

Net increase (decrease) in contract owners’ equity from operations	(126,864)	124,957	22,107	35,438	(1,284,848)	117,441	(262,092)	(77,099)

Equity transactions:
Contract purchase payments (note 1)	86,186	124,628	0	40,247	1,919,874	3,817,618	394,969	1,684,153
Extra credit fund deposit (note 1)	0	0	0	0	138	4,231	299	3,024
Transfers (to) and from other subaccounts	170,144	(67,498)	166,895	32,183	(163,100)	340,077	(247,461)	317,819
Transfers (to) and from fixed dollar contract	718	0	0	0	957,431	1,708,514	379,037	844,336
Withdrawals and surrenders	(80,262)	(114,117)	(3,078)	(17,812)	(27,906)	(88,574)	(14,570)	(394)
Surrender charges (note 2)	(4)	(88)	(1)	0	(150)	(5,099)	(908)	0
Annual contract charges (note 2)	(8,738)	(8,343)	(4,394)	(3,071)	(129,558)	(69,052)	(30,194)	(1,264)
Annuity and death benefit payments	(12,289)	(9,704)	(11,103)	(6,677)	(65,078)	(16,662)	(4,484)	(577)

Net equity transactions	155,755	(75,122)	148,319	44,870	2,491,651	5,691,053	476,688	2,847,097

Net change in contract owners’ equity	28,891	49,835	170,426	80,308	1,206,803	5,808,494	214,596	2,769,998
Contract owners’ equity:
Beginning of period	1,106,031	1,056,196	494,148	413,840	11,576,032	5,767,538	2,848,667	78,669

End of period	$1,134,922	$1,106,031	$664,574	$494,148	$12,782,835	$11,576,032	$3,063,263	$2,848,667

Change in units:
Beginning units	70,022	75,138	36,022	32,203	847,645	432,415	288,083	7,741

Units purchased	21,343	8,900	14,692	7,867	280,774	456,100	98,558	298,366
Units redeemed	(12,754)	(14,016)	(4,609)	(4,048)	(100,769)	(40,870)	(49,766)	(18,024)

Ending units	78,611	70,022	46,105	36,022	1,027,650	847,645	336,875	288,083

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount		Global Trends Allocation Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,863)	$(37,606)	$(554)	$(111)	$(3,817)	$(2,206)	$(105,297)	$(86,763)
Reinvested capital gains	1,100,831	1,558,771	20,892	9,809	25,937	48,166	183,053	58,573
Realized gain (loss)	44,357	759,147	1,846	5,642	1,648	6,903	26,461	11,675
Unrealized gain (loss)	(1,576,325)	(1,255,652)	(28,683)	12,837	(21,565)	(25,917)	(690,454)	200,274

Net increase (decrease) in contract owners’ equity from operations	(437,000)	1,024,660	(6,499)	28,177	2,203	26,946	(586,237)	183,759

Equity transactions:
Contract purchase payments (note 1)	264,307	273,601	64,663	40,000	163,141	33,670	1,131,529	2,165,992
Extra credit fund deposit (note 1)	4	952	0	0	0	0	43	319
Transfers (to) and from other subaccounts	1,000,299	(2,501,756)	50,655	21,856	6,081	(6,740)	482,775	95,987
Transfers (to) and from fixed dollar contract	54,117	222,839	0	0	0	0	271,971	636,946
Withdrawals and surrenders	(254,549)	(270,740)	0	0	(1,806)	(14,731)	(20,929)	(16,398)
Surrender charges (note 2)	(1,623)	(590)	0	0	0	(279)	(136)	(645)
Annual contract charges (note 2)	(76,458)	(81,645)	(498)	(229)	(1,541)	(1,139)	(79,054)	(50,118)
Annuity and death benefit payments	(64,021)	(116,653)	0	0	(5,936)	(2,052)	(66,103)	(47,120)

Net equity transactions	922,076	(2,473,992)	114,820	61,627	159,939	8,729	1,720,096	2,784,963

Net change in contract owners’ equity	485,076	(1,449,332)	108,321	89,804	162,142	35,675	1,133,859	2,968,722
Contract owners’ equity:
Beginning of period	8,375,132	9,824,464	229,340	139,536	254,516	218,841	7,302,687	4,333,965

End of period	$8,860,208	$8,375,132	$337,661	$229,340	$416,658	$254,516	$8,436,546	$7,302,687

Change in units:
Beginning units	578,672	754,012	14,235	10,152	16,211	15,579	623,264	379,025

Units purchased	132,402	38,716	7,357	4,323	10,018	2,376	204,295	267,408
Units redeemed	(61,118)	(214,056)	(833)	(240)	(1,110)	(1,744)	(52,283)	(23,169)

Ending units	649,956	578,672	20,759	14,235	25,119	16,211	775,276	623,264

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Templeton Foreign VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Franklin Income VIP Subaccount		Franklin Founding Funds Allocation VIP Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$175,089	$46,493	$(24,925)	$(68,217)	$65,537	$62,607	$9,611	$8,456
Reinvested capital gains	324,922	0	1,075,138	848,748	0	0	1,158	614
Realized gain (loss)	89,903	161,638	(17,720)	1,023,767	13,209	40,421	(750)	10,410
Unrealized gain (loss)	(1,352,909)	(1,527,227)	(980,685)	(1,661,198)	(255,300)	(81,792)	(65,625)	(12,451)

Net increase (decrease) in contract owners’ equity from operations	(762,995)	(1,319,096)	51,808	143,100	(176,554)	21,236	(55,606)	7,029

Equity transactions:
Contract purchase payments (note 1)	277,385	432,214	14,140	183,072	115,823	379,120	0	69,835
Extra credit fund deposit (note 1)	3	1,335	2	110	0	0	0	0
Transfers (to) and from other subaccounts	188,719	1,549,856	(71,137)	(4,378,790)	(138,720)	581,785	(15,142)	(20,588)
Transfers (to) and from fixed dollar contract	72,066	273,175	28,062	125,426	22,570	34,991	0	0
Withdrawals and surrenders	(300,268)	(222,471)	(29,500)	(185,237)	(56,240)	(308,369)	0	(206,211)
Surrender charges (note 2)	(1,514)	(871)	(699)	(341)	(38)	(346)	0	(1,658)
Annual contract charges (note 2)	(87,886)	(83,464)	(15,011)	(41,676)	(13,056)	(11,098)	(5,980)	(6,323)
Annuity and death benefit payments	(72,381)	(121,640)	(1,506)	(61,711)	(43,711)	(23,664)	(16,657)	(17,151)

Net equity transactions	76,124	1,828,134	(75,649)	(4,359,147)	(113,372)	652,419	(37,779)	(182,096)

Net change in contract owners’ equity	(686,871)	509,038	(23,841)	(4,216,047)	(289,926)	673,655	(93,385)	(175,067)
Contract owners’ equity:
Beginning of period	10,277,538	9,768,500	1,731,690	5,947,737	2,215,602	1,541,947	756,308	931,375

End of period	$9,590,667	$10,277,538	$1,707,849	$1,731,690	$1,925,676	$2,215,602	$662,923	$756,308

Change in units:
Beginning units	971,837	810,052	114,356	408,517	163,886	117,447	57,101	69,372

Units purchased	121,820	216,207	4,684	29,749	18,334	77,147	810	6,266
Units redeemed	(111,295)	(54,422)	(9,161)	(323,910)	(27,231)	(30,708)	(3,872)	(18,537)

Ending units	982,362	971,837	109,879	114,356	154,989	163,886	54,039	57,101

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ivy Funds Variable Insurance Portfolios
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(46,487)	$(50,207)	$(5,417)	$(8,994)	$(5,879)	$(6,815)
Reinvested capital gains	849,123	778,243	0	0	25,817	39,378
Realized gain (loss)	(84,677)	171,211	(35,243)	10,831	32,197	25,305
Unrealized gain (loss)	(1,200,083)	(1,288,925)	(74,435)	(94,154)	(72,959)	(53,332)

Net increase (decrease) in contract owners’ equity from operations	(482,124)	(389,678)	(115,095)	(92,317)	(20,824)	4,536

Equity transactions:
Contract purchase payments (note 1)	140,976	569,907	13,501	30,493	20,464	67,573
Extra credit fund deposit (note 1)	0	0	130	78	0	0
Transfers (to) and from other subaccounts	(446,876)	(506,927)	(128,018)	(7,385)	(133,853)	60,776
Transfers (to) and from fixed dollar contract	(104,442)	52,851	312	9,725	5,704	4,743
Withdrawals and surrenders	(114,909)	(282,498)	(3,505)	(15,059)	(20,545)	(4,033)
Surrender charges (note 2)	(2,714)	(1,730)	0	(76)	(7)	0
Annual contract charges (note 2)	(37,813)	(42,421)	(3,400)	(4,634)	(3,304)	(3,097)
Annuity and death benefit payments	(100,707)	(123,599)	(4,266)	(10,417)	(9,310)	(8,744)

Net equity transactions	(666,485)	(334,417)	(125,246)	2,725	(140,851)	117,218

Net change in contract owners’ equity	(1,148,609)	(724,095)	(240,341)	(89,592)	(161,675)	121,754
Contract owners’ equity:
Beginning of period	5,439,572	6,163,667	609,707	699,299	576,309	454,555

End of period	$4,290,963	$5,439,572	$369,366	$609,707	$414,634	$576,309

Change in units:
Beginning units	369,077	391,204	71,184	70,415	24,359	19,404

Units purchased	19,975	50,570	8,503	12,111	2,637	9,940
Units redeemed	(69,656)	(72,697)	(23,119)	(11,342)	(8,678)	(4,985)

Ending units	319,396	369,077	56,568	71,184	18,318	24,359

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Northern Lights Variable Trust - Class 2
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Moderate Risk Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(10,675)	$(26,923)	$332	$(35,662)	$4,951	$(25,069)
Reinvested capital gains	189,118	56,263	340,899	153,631	28,850	0
Realized gain (loss)	(21,512)	25,389	(24,366)	53,926	(52,747)	27,055
Unrealized gain (loss)	(629,658)	35,896	(1,550,537)	(13,289)	(677,310)	(9,005)

Net increase (decrease) in contract owners’ equity from operations	(472,727)	90,625	(1,233,672)	158,606	(696,256)	(7,019)

Equity transactions:
Contract purchase payments (note 1)	598,216	1,506,117	1,615,945	3,897,491	868,440	2,125,243
Extra credit fund deposit (note 1)	66	129	165	1,718	48	278
Transfers (to) and from other subaccounts	(1,113,861)	(4,672)	(1,068,206)	(24,877)	(731,713)	37,059
Transfers (to) and from fixed dollar contract	393,363	805,179	728,151	1,657,999	163,103	345,709
Withdrawals and surrenders	(23,646)	(73,663)	(45,485)	(96,863)	(9,309)	(41,838)
Surrender charges (note 2)	(577)	(4,068)	(1,864)	(4,842)	(295)	(1,908)
Annual contract charges (note 2)	(77,576)	(56,339)	(153,327)	(99,893)	(60,606)	(39,474)
Annuity and death benefit payments	(173,545)	(98,431)	(130,251)	(33,442)	(32,777)	(16,193)

Net equity transactions	(397,560)	2,074,252	945,128	5,297,291	196,891	2,408,876

Net change in contract owners’ equity	(870,287)	2,164,877	(288,544)	5,455,897	(499,365)	2,401,857
Contract owners’ equity:
Beginning of period	7,739,602	5,574,725	14,312,853	8,856,956	5,945,145	3,543,288

End of period	$6,869,315	$7,739,602	$14,024,309	$14,312,853	$5,445,780	$5,945,145

Change in units:
Beginning units	685,256	501,467	1,226,202	768,849	510,809	303,852

Units purchased	115,244	222,344	237,541	510,060	120,005	228,461
Units redeemed	(154,595)	(38,555)	(162,713)	(52,707)	(108,122)	(21,504)

Ending units	645,905	685,256	1,301,030	1,226,202	522,692	510,809

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	AB Variable Products Series Fund, Inc. - Class B			MFS® Variable Insurance Trust II Service Class	Franklin Templeton Variable Insurance Products Trust - Class 5
	VPS Dynamic Asset Allocation Subaccount		VPS Global Risk Allocation- Moderate Subaccount	Massachusetts Investors Growth Stock Subaccount (note 4)	Franklin VolSmart Allocation VIP Subaccount
	2015	2014	2015 (b)	2015 (c)	2015 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(38,487)	$(32,990)	$(529)	$(289)	$101
Reinvested capital gains	91,902	144,186	0	2,420	365
Realized gain (loss)	(11,743)	7,062	(7)	(32)	0
Unrealized gain (loss)	(217,556)	(30,475)	(7,050)	(3,714)	(706)

Net increase (decrease) in contract owners’ equity from operations	(175,884)	87,783	(7,586)	(1,615)	(240)

Equity transactions:
Contract purchase payments (note 1)	966,619	1,890,937	0	25,236	25,000
Extra credit fund deposit (note 1)	0	0	0	0	0
Transfers (to) and from other subaccounts	(346,681)	196,055	322,910	41,616	0
Transfers (to) and from fixed dollar contract	272,116	392,106	0	468	0
Withdrawals and surrenders	(5,763)	(6,048)	0	0	0
Surrender charges (note 2)	(152)	(156)	0	0	0
Annual contract charges (note 2)	(47,688)	(22,525)	0	(193)	0
Annuity and death benefit payments	(28,246)	(13,583)	0	0	0

Net equity transactions	810,205	2,436,786	322,910	67,127	25,000

Net change in contract owners’ equity	634,321	2,524,569	315,324	65,512	24,760
Contract owners’ equity:
Beginning of period	4,553,048	2,028,479	0	0	0

End of period	$5,187,369	$4,553,048	$315,324	$65,512	$24,760

Change in units:
Beginning units	388,562	177,866	0	0	0

Units purchased	137,552	218,096	32,036	6,767	2,508
Units redeemed	(70,970)	(7,400)	0	(46)	0

Ending units	455,144	388,562	32,036	6,721	2,508

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.
(c)	Period from March 27, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Northern Lights Variable Trust - Class 3			Legg Mason Partners Variable Income Trust - Class II
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Western Asset Core Plus VIT Subaccount	Total Subaccounts
	2015 (b)	2015 (b)	2015 (b)	2015 (b)	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2)	$(64)	$(34)	$3,618	$1,245,787	$168,536
Reinvested capital gains	0	0	0	0	12,437,521	10,454,954
Realized gain (loss)	(1)	(1)	0	(4)	3,674,520	6,931,983
Unrealized gain (loss)	(126)	100	(73)	(6,073)	(34,681,981)	(6,816,884)

Net increase (decrease) in contract owners’ equity from operations	(129)	35	(107)	(2,459)	(17,324,153)	10,738,589

Equity transactions:
Contract purchase payments (note 1)	15,749	140,600	73,900	0	39,781,334	56,917,901
Extra credit fund deposit (note 1)	0	0	0	0	2,641	38,883
Transfers (to) and from other subaccounts	0	4	1	345,750	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	10,691,721	22,032,690
Withdrawals and surrenders	0	0	0	0	(8,430,913)	(12,366,030)
Surrender charges (note 2)	0	0	0	0	(41,321)	(58,522)
Annual contract charges (note 2)	0	0	0	0	(3,314,740)	(2,567,204)
Annuity and death benefit payments	0	0	0	0	(3,793,965)	(4,865,626)

Net equity transactions	15,749	140,604	73,901	345,750	34,894,757	59,132,092

Net change in contract owners’ equity	15,620	140,639	73,794	343,291	17,570,604	69,870,681
Contract owners’ equity:
Beginning of period	0	0	0	0	363,548,202	293,677,521

End of period	$15,620	$140,639	$73,794	$343,291	$381,118,806	$363,548,202

Change in units:
Beginning units	0	0	0	0	25,393,858	20,750,714

Units purchased	1,585	14,333	7,526	34,405	7,340,330	8,912,048
Units redeemed	0	0	0	0	(4,483,271)	(4,268,904)

Ending units	1,585	14,333	7,526	34,405	28,250,917	25,393,858

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2015

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from NSLA’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NSLA may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with NSLA and The Ohio National Life Insurance Company (“ONLIC”) is the sole owner of ONEQ and NSLA. ONEQ is the principal underwriter of the contracts. NSLA pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, ClearBridge Small Cap, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, Target VIP, Bristol Growth, and Risk Managed Balanced

Wells Fargo Variable Trust: Opportunity

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Growth

AIM Variable Insurance Funds – Series II (Invesco Variable Insurance Funds): Invesco V.I. International Growth, and Invesco V.I. Balanced-Risk Allocation

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Global Dynamic Multi Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, Overseas, and INTECH U.S. Low Volatility

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, CommodityRealReturn® Strategy, Global Diversified Allocation, Short-Term, and Low Duration

Royce Capital Fund - Investment Class: Micro-Cap and Small-Cap

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Franklin Templeton Variable Insurance Products Trust - Class 2: Templeton Foreign VIP, Franklin Flex Cap Growth VIP, and Franklin Income VIP

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Federated Insurance Series : Kaufmann Fund II Service Shares, Managed Volatility Fund II, and Managed Tail Risk Fund II Service Shares

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Trends Allocation

Franklin Templeton Variable Insurance Products Trust - Class 4: Templeton Foreign VIP, Franklin Flex Cap Growth VIP, Franklin Income VIP, and Franklin Founding Funds Allocation VIP

Ivy Funds Variable Insurance Portfolios: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

AB Variable Product Series Fund, Inc. - Class B: VPS Dynamic Asset Allocation and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Northern Lights Variable Trust - Class 3: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

Legg Mason Partners Variable Income Trust - Class II: Western Asset Core Plus VIT

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts, variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. Portfolios in which the Account invests. For these services, ONI recorded advisory fees of approximately $31.0 million and $24.3 million from Ohio National Fund Inc. for the periods ended December 31, 2015 and 2014, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of NSLA and are paid from its general account.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by NSLA. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2015.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Subsequent Events

On November 19, 2015, the Board of Directors of the Ohio National Fund, Inc. approved the liquidation and termination of the Money Market Portfolio subject to the approval by the Portfolio’s shareholders of a Plan of Liquidation. On February 24, 2016, a special meeting of the shareholders of the Money Market Portfolio was held, whereby the shareholders approved the liquidation of the Portfolio effective at the end of business on February 26, 2016. In accordance with the approved Plan of Liquidation, the Money Market Portfolio was liquidated on that date and all redemption proceeds were transferred to the Fidelity VIP Government Money Market Portfolio (Service Class) of the Fidelity Variable Insurance Products Fund.

The Account has evaluated for possible subsequent events through April 6, 2016, which is the date these financial statements were issued, and there are no other additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk of the contracts. NSLA charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrates product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	NScore Xtra	NScore Lite	Nscore Premier
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.40%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes

In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25%	0.25%	0.25%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	NA	NA	1.00% to 2.00%
Joint GLWB Preferred I.S.	NA	NA	1.30% to 2.50%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset (1)	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset (1)	0.65%	0.65%	0.65%
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP 2012	0.45% to 1.30%	0.45% to 0.90%	0.45% to 1.30%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Value	NScore Lite II	NScore Xtra II
Mortality and Expense Risk Fees	0.75%	1.30%	1.50%
Administrative Expenses	0.15%	0.25%	0.25%

Total expenses	0.90%	1.55%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the fifth year	9% of surrender value in the first year to 0% in the tenth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25%	0.25%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	NA
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	NA
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	NA	0.80% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	NA
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	1.00% to 2.00%	1.00% to 2.00%	NA
Joint GLWB Preferred I.S.	1.30% to 2.50%	1.30% to 2.50%	NA
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	NA	NA
GMIB Plus (1)	0.50%	NA	NA
GMIB Plus with Five Year Reset (1)	0.50%	NA	NA
GMIB Plus with Annual Reset (1)	0.65%	0.65%	NA
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	NA	1.00% to 1.65%	NA
GMIB Plus with Annual Reset 2008 investment restrictions (1)	NA	0.85% to 1.50%	NA

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.
GPP (1)	0.20% to 0.55%	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 0.90%	0.45% to 1.30%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	NA	NA
GPA with 7% guarantee (1)	0.40%	NA	NA

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Lite III	NScore Premier II	NScore Flex
Mortality and Expense Risk Fees	1.40% to 1.45%	1.10%	1.40%
Administrative Expenses	0.25%	0.25%	0.35%

Total expenses	1.65% to 1.70%	1.35%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the eighth year	NA

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	1.00% to 2.00%	1.00% to 2.00%	1.00% to 2.00%
Joint GLWB Preferred I.S.	1.30% to 2.50%	1.30% to 2.50%	1.30% to 2.50%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 1.30%	0.45% to 0.90%

(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

3) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of NSLA which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective March 27, 2015, the MFS Investors Growth Stock Series – Service Class of MFS Variable Insurance Trust was merged into the MFS Massachusetts Investors Growth Stock Portfolio – Service Class of MFS Variable Insurance Trust II.

Effective December 5, 2014, the ClearBridge Variable All Cap Value Portfolio – Class I of Legg Mason Partners Variable Equity Trust was merged into the ClearBridge Variable Large Cap Value Portfolio – Class I of Legg Mason Partners Variable Equity Trust.

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

Effective April 29, 2011, the Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$381,118,806	$0	$0	$381,118,806

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2015.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$2,337,031	$1,013,555
Money Market Subaccount	2,078,085	1,570,334
Bond Subaccount	110,084	245,848
Omni Subaccount	1,393	21,384
International Subaccount	97,407	488,032
Capital Appreciation Subaccount	1,626,370	919,170
International Small-Mid Company Subaccount	323,737	61,249
Aggressive Growth Subaccount	98,212	61,468
Small Cap Growth Subaccount	2,630,338	432,612
Mid Cap Opportunity Subaccount	61,405	30,469
S&P 500® Index Subaccount	1,193,878	585,072
Strategic Value Subaccount	1,361,432	757,576
High Income Bond Subaccount	1,741,548	650,228
ClearBridge Small Cap Subaccount	1,504,721	217,945
Nasdaq-100® Index Subaccount	330,473	299,446
Bristol Subaccount	1,097,911	803,299
Bryton Growth Subaccount	1,001,688	731,908
Balanced Subaccount	6,868,084	10,126,844
Target VIP Subaccount	54,066	130,131
Bristol Growth Subaccount	182,771	378,749
Risk Managed Balanced Subaccount	3,836,880	501,324
Wells Fargo Variable Trust:
Opportunity Subaccount	1,772	327
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	34,952	253,664
U.S. Real Estate Subaccount	220,364	570,745
Growth Subaccount	137,241	300,635
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount	644,495	113,041
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2,126,725	759,530
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	958,173	595,402
U.S. Equity Insights Subaccount	80,044	91,171
Strategic Growth Subaccount	22,869	14,762
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	1,647,066	806,641
U.S. Small-Mid Cap Equity Subaccount	496,589	44,610
U.S. Strategic Equity Subaccount	10,826	172,800
International Equity Subaccount	3,400,775	1,720,477
Global Dynamic Multi Asset Subaccount	1,568,715	832,889
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	67,033	674,270
Jennison Subaccount	99,758	24,921
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	2,294,313	1,482,795
VIP Contrafund® Subaccount	1,319,735	1,621,322
VIP Growth Subaccount	189,431	59,627
VIP Equity-Income Subaccount	270,325	258,179
VIP Real Estate Subaccount	477,669	613,507
VIP Target Volatility Subaccount	3,215,184	810,733

Janus Aspen Series - Service Shares:
Janus Subaccount	$195,416	$104,440
Global Research Subaccount	26,310	5,068
Balanced Subaccount	567,958	70,895
Overseas Subaccount	708,507	654,905
INTECH U.S. Low Volatility Subaccount	7,559,947	2,598,155
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	416,322	43,374
Mid Cap Value Subaccount	630,500	942,248
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	64,750	32,600
Investors Growth Stock Subaccount	22,194	42,815
Mid Cap Growth Subaccount	45,823	71,061
Total Return Subaccount	53,183	187,312
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	1,996,001	1,313,073
Total Return Subaccount	5,849,050	3,171,107
Global Bond Subaccount	87,929	616,097
CommodityRealReturn® Strategy Subaccount	678,409	160,572
Global Diversified Allocation Subaccount	6,455,893	1,030,948
Short-Term Subaccount	291,704	105,300
Low Duration Subaccount	351,380	1,193
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount	168,140	369,566
Small-Cap Subaccount	2,117,225	2,605,186
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	293,598	426,393
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Subaccount	301,113	519,263
Franklin Flex Cap Growth VIP Subaccount	100,130	10,582
Franklin Income VIP Subaccount	84,193	151,319
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	80,858	16,131
ClearBridge Variable Large Cap Value Subaccount	78,982	78,293
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	16,124,825	9,828,653
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	404,459	234,352
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	291,100	77,251
Managed Volatility II Subaccount	4,379,065	1,485,857
Managed Tail Risk II Service Shares Subaccount	1,010,115	526,605
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	2,996,050	979,006
U.S. Equity Insights Subaccount	157,315	22,157
Strategic Growth Subaccount	203,871	21,812
Global Trends Allocation Subaccount	2,519,425	721,573
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign VIP Subaccount	1,889,663	1,313,528
Franklin Flex Cap Growth VIP Subaccount	1,150,878	176,314
Franklin Income VIP Subaccount	348,241	396,076
Franklin Founding Funds Allocation VIP Subaccount	31,743	58,753
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	1,152,517	1,016,366
VIP Global Natural Resources Subaccount	71,853	202,516
VIP Science and Technology Subaccount	89,847	210,760

Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	$1,582,505	$1,801,622
TOPS® Managed Risk Moderate Growth ETF Subaccount	3,324,494	2,038,135
TOPS® Managed Risk Growth ETF Subaccount	1,482,031	1,251,339
AB Variable Products Series Fund, Inc. - Class B
VPS Dynamic Asset Allocation Subaccount	1,751,707	888,087
VPS Global Risk Allocation-Moderate Subaccount	322,910	529
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	70,192	934
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount	25,467	1
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount	15,749	2
TOPS® Managed Risk Moderate Growth ETF Subaccount	140,604	64
TOPS® Managed Risk Growth ETF Subaccount	73,901	34
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount	349,839	471

Totals	$119,007,449	$70,429,384

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2015	614,388	$12.92 to $18.43	$8,090,542	0.90% to 1.75%	-5.35% to -4.55%		0.66%
2014	507,761	$13.54 to $19.47	$6,948,811	0.90% to 1.75%	12.11% to 13.05%		0.71%
2013	166,965	$11.97 to $17.42	$1,869,642	0.90% to 1.65%	35.46% to 36.46%		0.89%
2012	192,251	$8.21 to $8.77	$1,579,358	0.90% to 1.40%	14.09% to 14.66%		1.35%
2011	217,856	$7.19 to $7.65	$1,568,459	0.90% to 1.40%	-4.71% to -4.24%		0.84%
Money Market Subaccount
2015	184,575	$9.11 to $12.17	$2,066,865	0.90% to 1.70%	-1.67% to -0.89%		0.00%
2014	139,394	$9.27 to $12.28	$1,561,110	0.90% to 1.70%	-1.12%(a) to -0.89%		0.00%
2013	168,021	$9.44 to $12.39	$1,929,777	0.90% to 1.65%	-1.62% to -0.89%		0.00%
2012	159,741	$9.52 to $12.51	$1,852,546	0.90% to 1.55%	-1.53% to -0.90%		0.00%
2011	162,259	$9.67 to $12.62	$1,907,551	0.90% to 1.55%	-1.52% to -0.89%		0.00%
Bond Subaccount
2015	73,991	$10.81 to $18.82	$1,217,875	0.90% to 1.70%	-3.68% to -2.92%		0.00%
2014	80,259	$11.23 to $19.39	$1,378,175	0.90% to 1.70%	1.21%(a) to 4.94%		0.00%
2013	82,411	$10.80 to $18.48	$1,368,183	0.90% to 1.65%	-3.52% to -2.80%		0.00%
2012	81,194	$11.19 to $19.01	$1,406,987	0.90% to 1.65%	5.51% to 6.30%		0.00%
2011	80,998	$10.61 to $17.88	$1,329,539	0.90% to 1.65%	4.64% to 5.41%		0.00%
Omni Subaccount
2015	8,685	$14.03 to $15.31	$126,301	0.90% to 1.40%	0.74% to 1.24%		0.89%
2014	10,080	$13.93 to $15.13	$144,719	0.90% to 1.40%	10.57% to 11.12%		0.85%
2013	15,193	$12.60 to $13.61	$196,395	0.90% to 1.40%	28.73% to 29.37%		1.07%
2012	15,830	$9.79 to $10.52	$158,582	0.90% to 1.40%	10.49% to 11.04%		1.33%
2011	15,805	$8.86 to $9.48	$143,016	0.90% to 1.40%	-5.44% to -4.97%		1.29%
International Subaccount
2015	320,693	$10.75 to $11.18	$3,295,330	0.90% to 1.55%	-1.92% to -1.29%		0.00%
2014	351,785	$10.96 to $11.33	$3,678,945	0.90% to 1.55%	-10.83% to -10.26%		0.00%
2013	337,793	$12.29 to $12.62	$3,955,724	0.90% to 1.55%	9.98% to 10.69%		0.00%
2012	320,564	$11.17 to $11.40	$3,408,666	0.90% to 1.55%	18.41% to 19.17%		0.00%
2011	351,491	$9.44 to $9.57	$3,150,893	0.90% to 1.55%	-16.70% to -16.16%		0.00%
Capital Appreciation Subaccount
2015	299,998	$18.41 to $32.96	$8,030,073	0.90% to 1.75%	-3.74% to -2.93%		0.79%
2014	268,410	$19.12 to $33.96	$7,447,797	0.90% to 1.75%	6.68% to 7.57%		0.57%
2013	69,998	$17.99 to $31.57	$2,031,084	0.90% to 1.65%	32.33% to 33.31%		0.45%
2012	69,757	$12.96 to $23.68	$1,532,951	0.90% to 1.55%	15.79% to 16.54%		0.59%
2011	74,551	$11.19 to $20.32	$1,409,610	0.90% to 1.55%	-3.15% to -2.53%		0.39%
Millennium Subaccount (note 4)
2012	10,216	$8.38 to $8.93	$85,632	0.90% to 1.40%	7.92% to 8.46%		0.00%
2011	10,315	$7.76 to $8.24	$80,110	0.90% to 1.40%	-2.24% to -1.76%		0.00%
International Small-Mid Company Subaccount
2015	24,708	$15.76 to $21.48	$485,091	0.90% to 1.65%	7.68% to 8.48%		0.00%
2014	11,016	$13.19 to $19.80	$202,705	0.90% to 1.55%	-10.18% to -9.61%		0.00%
2013	11,843	$14.69 to $21.91	$242,350	0.90% to 1.55%	25.73% to 26.54%		0.00%
2012	13,684	$16.21 to $17.31	$224,680	0.90% to 1.40%	20.99% to 21.59%		0.00%
2011	14,315	$13.39 to $14.24	$194,019	0.90% to 1.40%	-18.65% to -18.25%		0.00%
Aggressive Growth Subaccount
2015	52,993	$11.87 to $20.34	$636,822	0.90% to 1.70%	8.30% to 9.16%		0.00%
2014	51,750	$10.87 to $18.78	$543,847	0.90% to 1.70%	8.62% to 13.27%	(b)	0.00%
2013	59,295	$10.01 to $16.07	$568,623	0.90% to 1.55%	29.44% to 30.27%		0.00%
2012	54,806	$7.68 to $12.42	$407,687	0.90% to 1.55%	20.98% to 21.77%		0.00%
2011	58,807	$6.31 to $10.26	$360,644	0.90% to 1.55%	-6.71% to -6.11%		0.00%
Small Cap Growth Subaccount
2015	309,806	$14.38 to $22.84	$4,781,358	0.90% to 1.75%	-1.92% to -1.09%		0.00%
2014	156,483	$14.54 to $23.29	$2,466,045	0.90% to 1.75%	8.74% to 9.65%		0.00%
2013	39,929	$13.26 to $21.49	$522,769	0.90% to 1.65%	42.93% to 43.99%		0.00%
2012	29,858	$9.21 to $15.44	$266,753	0.90% to 1.55%	16.21% to 16.96%		0.00%
2011	23,840	$7.87 to $13.29	$183,688	0.90% to 1.55%	1.16% to 1.81%		0.00%
Mid Cap Opportunity Subaccount
2015	26,905	$18.44 to $24.20	$591,075	0.90% to 1.55%	-6.50% to -5.90%		0.00%
2014	25,319	$19.72 to $25.72	$593,384	0.90% to 1.55%	9.81% to 10.51%		0.00%
2013	27,841	$17.96 to $23.27	$594,515	0.90% to 1.55%	30.44% to 31.28%		0.00%
2012	31,831	$13.77 to $17.73	$520,323	0.90% to 1.55%	17.87% to 18.63%		0.00%
2011	34,504	$11.68 to $14.94	$477,489	0.90% to 1.55%	-4.84% to -4.22%		0.00%
S&P 500® Index Subaccount
2015	144,940	$19.58 to $20.78	$2,798,044	0.90% to 1.70%	-0.78% to 0.01%		1.45%
2014	111,826	$18.87 to $20.78	$2,186,981	0.90% to 1.55%	11.39% to 12.10%		1.44%
2013	85,985	$16.94 to $18.54	$1,499,524	0.90% to 1.55%	29.73% to 30.57%		1.20%
2012	94,053	$13.71 to $14.20	$1,254,578	0.90% to 1.65%	13.52% to 14.36%		1.39%
2011	99,893	$12.08 to $12.41	$1,171,858	0.90% to 1.65%	0.12% to 0.86%		1.60%

Strategic Value Subaccount
2015	417,490	$17.30 to $18.64	$7,086,832	0.90% to 1.75%	2.47% to 3.33%		3.26%
2014	387,519	$16.74 to $18.19	$6,388,866	0.90% to 1.75%	10.48% to 11.41%		4.65%
2013	505,516	$15.03 to $16.46	$7,502,486	0.90% to 1.75%	18.92% to 19.92%		3.03%
2012	406,227	$12.53 to $13.84	$5,030,817	0.90% to 1.75%	5.36% to 6.25%		2.82%
2011	38,072	$11.80 to $13.08	$423,252	0.90% to 1.55%	12.29% to 13.01%		1.83%
High Income Bond Subaccount
2015	290,045	$12.78 to $22.83	$5,300,044	0.90% to 1.75%	-4.73% to -3.93%		0.00%
2014	226,692	$13.42 to $23.76	$4,347,851	0.90% to 1.75%	1.00% to 1.85%		0.00%
2013	285,527	$13.28 to $23.33	$5,452,130	0.90% to 1.75%	5.24% to 6.13%		0.00%
2012	276,964	$12.62 to $21.98	$5,058,846	0.90% to 1.75%	12.36% to 13.32%		0.00%
2011	243,542	$11.23 to $19.40	$4,062,513	0.90% to 1.75%	3.55% to 4.42%		0.00%
ClearBridge Small Cap Subaccount
2015	68,332	$17.73 to $38.61	$2,023,098	0.90% to 1.75%	-4.14% to -3.33%		0.00%
2014	22,645	$18.58 to $39.94	$730,831	0.90% to 1.65%	0.78% to 1.53%		0.00%
2013	18,329	$18.44 to $39.34	$588,415	0.90% to 1.65%	28.15% to 29.10%		0.00%
2012	10,595	$14.80 to $30.47	$278,065	0.90% to 1.55%	12.07% to 12.79%		0.00%
2011	9,046	$13.21 to $25.25	$224,032	1.40% to 1.55%	-3.94% to -3.80%		0.00%
Nasdaq-100® Index Subaccount
2015	187,875	$10.63 to $24.56	$1,916,193	0.90% to 1.70%	7.32% to 8.17%		0.64%
2014	179,385	$9.83 to $22.89	$1,729,550	0.90% to 1.70%	17.18%(a) to 17.71%		1.08%
2013	183,329	$8.35 to $19.63	$1,475,756	0.90% to 1.65%	33.77% to 34.77%		1.12%
2012	95,268	$6.20 to $14.67	$601,395	0.90% to 1.65%	15.95% to 16.82%		0.66%
2011	97,594	$5.30 to $12.66	$517,719	0.90% to 1.65%	1.52% to 2.27%		0.34%
Bristol Subaccount
2015	243,624	$19.46 to $22.70	$5,068,490	0.90% to 1.75%	2.29% to 3.15%		0.56%
2014	224,485	$19.03 to $22.01	$4,541,209	0.90% to 1.75%	11.92% to 12.87%		0.38%
2013	251,789	$17.00 to $19.50	$4,538,089	0.90% to 1.75%	38.79% to 39.95%		0.47%
2012	303,980	$12.25 to $13.93	$3,943,421	0.90% to 1.75%	11.23% to 12.17%		0.60%
2011	286,330	$11.01 to $12.42	$3,351,209	0.90% to 1.75%	-8.75% to -7.98%		0.49%
Bryton Growth Subaccount
2015	228,732	$17.18 to $17.46	$3,814,760	0.90% to 1.75%	-5.90% to -5.10%		0.00%
2014	205,269	$18.25 to $18.40	$3,617,849	0.90% to 1.75%	4.35% to 5.22%		0.00%
2013	214,409	$17.48 to $17.49	$3,606,572	0.90% to 1.75%	38.31% to 39.48%		0.00%
2012	254,060	$12.53 to $12.65	$3,075,571	0.90% to 1.75%	9.37% to 10.29%		0.00%
2011	251,083	$11.36 to $11.56	$2,762,904	0.90% to 1.75%	-10.84% to -10.09%		0.00%
U.S. Equity Subaccount (note 4)
2012	61,619	$10.56	$650,904	1.40%	13.02%		0.54%
2011	69,317	$9.35	$647,843	1.40%	-3.31%		0.00%
Balanced Subaccount
2015	875,760	$14.61 to $18.96	$14,142,412	0.90% to 1.75%	-0.28% to 0.56%		0.95%
2014	1,086,539	$14.65 to $18.85	$17,604,892	0.90% to 1.75%	4.17% to 5.05%		1.36%
2013	307,621	$14.06 to $17.95	$4,635,501	0.90% to 1.75%	13.28% to 14.24%		1.73%
2012	37,717	$12.44 to $15.71	$495,340	0.90% to 1.65%	11.45% to 12.28%		0.00%
2011	1,792	$11.17 to $13.47	$23,683	1.40% to 1.65%	0.63% to 0.88%		1.95%
Income Opportunity Subaccount (note 4)
2012	525	$11.28	$5,924	1.40%	5.85%		0.00%
2011	3,183	$10.66	$33,939	1.40%	-2.45%		0.00%
Target VIP Subaccount
2015	88,142	$13.42 to $14.11	$1,186,952	0.90% to 1.40%	-4.58% to -4.11%		1.45%
2014	93,418	$14.07 to $14.72	$1,317,995	0.90% to 1.40%	5.96% to 6.48%		1.56%
2013	98,691	$13.28 to $13.82	$1,314,610	0.90% to 1.40%	34.83% to 35.49%		0.77%
2012	15,612	$9.85 to $10.20	$155,251	0.90% to 1.40%	13.64% to 14.21%		1.25%
2011	20,174	$8.66 to $8.93	$176,014	0.90% to 1.40%	-2.77% to -2.29%		0.95%
Target Equity/Income Subaccount (note 4)
2012	105,087	$8.31 to $8.61	$875,114	0.90% to 1.40%	9.54% to 10.08%		1.97%
2011	121,453	$7.59 to $7.82	$922,899	0.90% to 1.40%	-12.32% to -11.89%		1.55%
Bristol Growth Subaccount
2015	144,944	$16.36 to $19.88	$2,451,929	0.90% to 1.75%	3.90% to 4.78%		0.41%
2014	154,577	$15.61 to $19.13	$2,510,147	0.90% to 1.75%	10.09% to 11.02%		0.30%
2013	171,349	$14.06 to $17.38	$2,511,683	0.90% to 1.75%	36.24% to 37.38%		0.40%
2012	204,403	$10.23 to $12.76	$2,179,620	0.90% to 1.75%	9.27% to 10.20%		0.48%
2011	191,708	$9.29 to $11.67	$1,833,132	0.90% to 1.75%	-3.46% to -2.65%		0.39%
Risk Managed Balanced Subaccount
2015	355,964	$10.39 to $10.53	$3,715,004	0.90% to 1.70%	-2.97% to -2.20%		0.47%
2014	37,811	$10.71 to $10.77	$405,736	0.90% to 1.70%	7.09%(a) to 7.65%	(b)	0.00%
Wells Fargo Variable Trust:
Opportunity Subaccount
2015	609	$26.68	$16,257	1.40%	-4.42%		0.13%
2014	613	$27.91	$17,103	1.40%	8.90%		0.06%
2013	616	$25.63	$15,791	1.40%	28.87%		0.20%
2012	632	$19.89	$12,578	1.40%	13.92%		0.07%
2011	1,588	$17.46	$27,718	1.40%	-6.82%		0.14%

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2015	35,003	$11.40 to $15.61	$482,540	0.90% to 1.65%	-2.44% to -1.72%		3.17%
2014	52,101	$11.69 to $15.88	$721,912	0.90% to 1.65%	5.82% to 6.61%		2.71%
2013	45,811	$11.05 to $14.90	$603,226	0.90% to 1.65%	-2.19% to -1.47%		3.08%
2012	39,933	$11.30 to $15.12	$563,026	0.90% to 1.65%	7.41% to 8.21%		4.68%
2011	33,928	$10.98 to $13.97	$450,803	0.90% to 1.55%	3.80% to 4.47%		3.50%
U.S. Real Estate Subaccount
2015	48,787	$20.65 to $35.21	$1,452,023	0.90% to 1.55%	0.37% to 1.01%		1.14%
2014	57,163	$20.58 to $34.86	$1,778,352	0.90% to 1.55%	27.45% to 28.27%		1.23%
2013	61,492	$16.15 to $27.18	$1,584,284	0.90% to 1.55%	0.20% to 0.84%		0.84%
2012	57,702	$16.11 to $26.95	$1,480,974	0.90% to 1.55%	13.85% to 14.58%		0.57%
2011	64,845	$14.15 to $23.52	$1,459,416	0.90% to 1.55%	4.05% to 4.72%		0.54%
Growth Subaccount
2015	28,149	$22.85 to $22.93	$639,849	0.90% to 1.65%	10.15% to 10.97%		0.00%
2014	38,757	$20.27 to $20.67	$798,172	0.90% to 1.55%	4.47% to 5.14%		0.00%
2013	36,010	$19.66 to $19.88	$702,370	0.90% to 1.65%	45.33% to 46.41%		0.21%
2012	35,076	$12.99 to $13.43	$466,574	0.90% to 1.40%	12.47% to 13.03%		0.00%
2011	34,160	$11.55 to $11.88	$402,439	0.90% to 1.40%	-4.38% to -3.90%		0.00%
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Subaccount
2015	130,792	$10.91 to $13.86	$1,449,319	0.90% to 1.70%	-4.24% to -3.48%		1.38%
2014	85,577	$11.30 to $14.48	$990,817	0.90% to 1.70%	-3.41%(a) to -0.80%		1.60%
2013	61,037	$11.40 to $13.27	$690,124	0.90% to 1.55%	16.91% to 17.66%		1.07%
2012	52,920	$9.69 to $11.35	$507,694	0.90% to 1.55%	13.49% to 14.22%		1.35%
2011	48,135	$8.48 to $10.00	$400,575	0.90% to 1.55%	-15.90%(a) to -15.53%	(b)	0.00%
Invesco V.I. Balanced-Risk Allocation Subaccount
2015	676,239	$10.51 to $10.87	$7,186,101	0.90% to 1.75%	-6.05% to -5.25%		3.99%
2014	631,305	$11.18 to $11.47	$7,120,039	0.90% to 1.75%	3.89% to 4.77%		0.00%
2013	1,201,384	$10.76 to $10.95	$13,027,245	0.90% to 1.75%	-0.33% to 0.51%		1.71%
2012	1,163,785	$10.80 to $10.89	$12,617,407	0.90% to 1.75%	8.00%(a) to 8.90%	(b)	1.55%
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2015	256,936	$14.79 to $16.14	$3,831,753	0.90% to 1.40%	-5.73% to -5.27%		1.44%
2014	264,837	$15.69 to $17.04	$4,179,824	0.90% to 1.40%	11.38% to 11.93%		1.27%
2013	347,652	$14.09 to $15.22	$4,931,888	0.90% to 1.40%	31.39% to 32.04%		1.18%
2012	410,217	$10.72 to $11.53	$4,429,011	0.90% to 1.40%	17.48% to 18.06%		1.28%
2011	528,025	$9.13 to $9.76	$4,860,358	0.90% to 1.40%	-8.33% to -7.88%		1.24%
U.S. Equity Insights Subaccount
2015	40,773	$17.91	$730,350	1.40%	-1.57%		1.33%
2014	43,980	$18.20	$800,398	1.40%	14.76%		1.34%
2013	55,318	$15.86	$877,277	1.40%	35.62%		1.22%
2012	59,288	$11.69	$693,278	1.40%	12.87%		1.80%
2011	64,419	$10.36	$667,391	1.40%	2.61%		1.65%
Strategic Growth Subaccount
2015	17,427	$19.24	$335,224	1.40%	1.97%		0.36%
2014	17,890	$18.86	$337,492	1.40%	12.07%		0.37%
2013	19,119	$16.83	$321,831	1.40%	30.59%		0.40%
2012	12,656	$12.89	$163,137	1.40%	18.22%		0.68%
2011	14,956	$10.90	$163,058	1.40%	-3.96%		0.42%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2015	347,440	$8.60 to $26.30	$5,981,448	0.90% to 1.75%	-21.43% to -20.77%		1.18%
2014	300,570	$10.95 to $33.19	$6,591,807	0.90% to 1.75%	-6.28% to -5.49%		1.64%
2013	291,814	$11.68 to $35.12	$7,010,822	0.90% to 1.75%	-2.94% to -2.12%		1.56%
2012	224,291	$12.04 to $35.88	$5,810,692	0.90% to 1.75%	19.94% to 20.96%		1.67%
2011	206,830	$10.04 to $29.67	$4,694,233	0.90% to 1.75%	-19.41% to -18.73%		2.05%
U.S. Small-Mid Cap Equity Subaccount
2015	30,435	$16.86 to $29.69	$812,917	0.90% to 1.70%	-4.02% to -3.25%		0.00%
2014	16,474	$17.61 to $30.69	$451,442	0.90% to 1.65%	9.23% to 10.04%		0.00%
2013	18,194	$16.12 to $27.89	$455,370	0.90% to 1.65%	33.07% to 34.06%		0.00%
2012	15,328	$12.11 to $20.81	$283,236	0.90% to 1.65%	8.43% to 9.24%		0.00%
2011	159,972	$11.16 to $19.05	$2,563,114	0.90% to 1.75%	-10.64% to -9.88%		0.00%
U.S. Strategic Equity Subaccount
2015	8,763	$16.90	$148,118	0.90%	-6.28%		0.29%
2014	18,213	$18.04	$328,486	0.90%	13.69%		0.67%
2013	19,211	$15.86	$304,763	0.90%	26.92%		0.93%
2012	19,210	$12.50	$240,103	0.90%	12.99%		1.16%
2011	20,017	$11.06	$221,429	0.90%	1.05%		1.11%

International Equity Subaccount
2015	976,552	$14.60 to $15.35	$14,123,920	0.90% to 1.75%	0.00% to 0.84%		1.66%
2014	877,588	$14.60 to $15.22	$12,621,997	0.90% to 1.75%	-5.85% to -5.06%		1.57%
2013	837,522	$15.51 to $16.03	$12,751,357	0.90% to 1.75%	18.69% to 19.69%		1.32%
2012	864,805	$13.07 to $13.40	$11,060,212	0.90% to 1.75%	19.02% to 20.02%		1.78%
2011	816,692	$10.98 to $11.16	$8,775,432	0.90% to 1.75%	-8.86% to -8.10%		2.11%
Global Dynamic Multi Asset Subaccount
2015	564,010	$12.12 to $12.50	$6,911,720	0.90% to 1.75%	-2.16% to -1.33%		0.00%
2014	510,101	$12.39 to $12.67	$6,371,616	0.90% to 1.75%	0.93% to 1.78%		0.67%
2013	286,865	$12.27 to $12.45	$3,541,293	0.90% to 1.75%	17.43% to 18.42%		0.61%
2012	49,549	$10.46 to $10.51	$519,315	0.90% to 1.65%	4.59%(a) to 5.11%	(b)	0.16%
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2015	56,005	$17.37 to $23.25	$1,206,176	0.90% to 1.65%	4.14% to 4.92%		0.00%
2014	87,869	$16.64 to $22.16	$1,737,210	0.90% to 1.70%	5.75% to 5.82%	(b)	0.00%
2013	85,086	$15.89 to $20.96	$1,635,451	0.90% to 1.65%	27.25% to 28.20%		0.00%
2012	100,876	$12.49 to $16.35	$1,530,091	0.90% to 1.65%	8.81% to 9.62%		0.00%
2011	406,000	$11.46 to $14.91	$5,488,412	0.90% to 1.75%	-6.15% to -5.36%		0.00%
Jennison Subaccount
2015	26,235	$14.73 to $21.76	$401,984	0.90% to 1.65%	9.23% to 10.04%		0.00%
2014	21,020	$13.39 to $18.82	$292,488	0.90% to 1.55%	7.91% to 8.60%		0.00%
2013	29,447	$12.33 to $17.44	$368,041	0.90% to 1.55%	35.02% to 35.89%		0.00%
2012	37,706	$9.07 to $12.92	$345,705	0.90% to 1.55%	13.95% to 14.69%		0.00%
2011	17,034	$7.91 to $11.34	$149,381	0.90% to 1.55%	-1.61% to -0.98%		0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2015	299,383	$16.54 to $35.14	$8,150,541	0.90% to 1.75%	-3.32% to -2.51%		0.27%
2014	294,850	$17.11 to $36.05	$8,408,509	0.90% to 1.75%	4.21% to 5.09%		0.02%
2013	295,441	$16.42 to $34.30	$8,100,165	0.90% to 1.75%	33.53% to 34.66%		0.27%
2012	321,464	$12.30 to $25.47	$6,634,139	0.90% to 1.75%	12.58% to 13.54%		0.41%
2011	287,972	$10.92 to $22.44	$5,481,877	0.90% to 1.75%	-12.38% to -11.65%		0.03%
VIP Contrafund® Subaccount
2015	283,766	$18.77 to $21.68	$5,713,703	0.90% to 1.70%	-1.26% to -0.48%		0.78%
2014	325,464	$19.01 to $21.79	$6,614,703	0.90% to 1.70%	8.73%(a) to 10.66%		0.74%
2013	338,616	$17.35 to $19.69	$6,251,795	0.90% to 1.65%	28.83% to 29.78%		0.86%
2012	331,948	$13.47 to $15.17	$4,743,112	0.90% to 1.65%	14.25% to 15.10%		1.13%
2011	336,215	$11.79 to $13.18	$4,188,095	0.90% to 1.65%	-4.36% to -3.65%		0.79%
VIP Growth Subaccount
2015	25,211	$12.74 to $21.31	$356,363	0.90% to 1.55%	5.27% to 5.95%		0.04%
2014	16,556	$12.02 to $20.24	$214,727	0.90% to 1.55%	9.32% to 10.02%		0.00%
2013	14,913	$10.93 to $18.52	$179,910	0.90% to 1.55%	33.93% to 34.79%		0.05%
2012	17,668	$8.11 to $14.20	$155,396	0.90% to 1.65%	12.54% to 13.38%		0.55%
2011	8,993	$6.75 to $7.15	$65,056	0.90% to 1.40%	-1.41% to -0.92%		0.16%
VIP Equity-Income Subaccount
2015	72,738	$17.42 to $18.51	$1,286,250	0.90% to 1.40%	-5.56% to -5.09%		2.85%
2014	81,131	$18.45 to $19.50	$1,514,240	0.90% to 1.40%	6.98% to 7.51%		2.64%
2013	85,626	$17.24 to $18.14	$1,489,988	0.90% to 1.40%	26.06% to 26.69%		2.31%
2012	91,278	$13.68 to $14.32	$1,259,402	0.90% to 1.40%	15.43% to 16.01%		2.91%
2011	97,107	$11.85 to $12.34	$1,158,626	0.90% to 1.40%	-0.73% to -0.24%		2.15%
VIP Real Estate Subaccount
2015	180,713	$15.49 to $19.23	$2,945,540	0.90% to 1.75%	1.71% to 2.57%		1.67%
2014	193,013	$15.10 to $18.91	$3,085,800	0.90% to 1.75%	27.57% to 28.64%		1.60%
2013	223,775	$11.74 to $14.82	$2,793,058	0.90% to 1.75%	-0.14% to 0.71%		1.71%
2012	201,974	$11.66 to $14.84	$2,498,167	0.90% to 1.75%	16.26% to 17.24%		1.36%
2011	193,690	$9.94 to $12.77	$2,024,540	0.90% to 1.75%	5.94% to 6.83%		1.02%
VIP Target Volatility Subaccount
2015	639,041	$11.39 to $11.67	$7,352,116	0.90% to 1.75%	-3.04% to -2.22%		1.21%
2014	441,987	$11.75 to $11.94	$5,223,915	0.90% to 1.75%	3.93% to 4.80%		1.24%
2013	206,277	$11.31 to $11.39	$2,338,968	0.90% to 1.75%	13.08%(a) to 13.90%	(b)	2.53%
Janus Aspen Series - Service Shares:
Janus Subaccount
2015	58,527	$11.39 to $18.44	$622,774	0.90% to 1.55%	3.47% to 4.14%		0.45%
2014	60,732	$10.94 to $17.82	$625,241	0.90% to 1.55%	11.01% to 11.73%		0.22%
2013	72,801	$9.79 to $16.06	$678,504	0.90% to 1.55%	28.01% to 28.83%		0.65%
2012	112,634	$7.60 to $12.54	$817,572	0.90% to 1.55%	16.47% to 17.22%		0.45%
2011	111,463	$6.48 to $10.77	$693,601	0.90% to 1.55%	-6.98% to -6.38%		0.44%
Global Research Subaccount
2015	13,970	$7.92 to $8.56	$115,548	0.90% to 1.40%	-3.88% to -3.40%		0.54%
2014	11,415	$8.24 to $8.86	$99,085	0.90% to 1.40%	5.70% to 6.23%		0.97%
2013	11,705	$7.80 to $8.34	$95,938	0.90% to 1.40%	26.31% to 26.93%		1.10%
2012	10,477	$6.17 to $6.57	$68,090	0.90% to 1.40%	18.20% to 18.79%		0.69%
2011	6,706	$5.22 to $5.53	$37,893	0.90% to 1.40%	-15.17% to -14.75%		0.51%

Balanced Subaccount
2015	77,999	$15.19 to $20.83	$1,444,010	0.90% to 1.70%	-1.27% to -0.49%		1.44%
2014	53,227	$15.42 to $20.93	$1,004,684	0.90% to 1.65%	6.48% to 7.27%		1.53%
2013	48,001	$14.48 to $19.51	$863,764	0.90% to 1.65%	17.86% to 18.73%		1.32%
2012	47,033	$12.28 to $16.43	$725,262	0.90% to 1.65%	11.53% to 12.36%		2.50%
2011	49,807	$11.01 to $14.63	$687,533	0.90% to 1.65%	-0.29% to 0.45%		2.19%
Overseas Subaccount
2015	341,078	$8.14 to $11.65	$3,619,266	0.90% to 1.65%	-10.29% to -9.62%		0.52%
2014	342,448	$9.08 to $12.89	$4,050,356	0.90% to 1.65%	-13.53% to -12.89%		2.95%
2013	320,571	$10.50 to $14.80	$4,402,611	0.90% to 1.65%	12.43% to 13.26%		3.10%
2012	328,694	$9.34 to $13.07	$4,006,193	0.90% to 1.65%	11.34% to 12.17%		0.62%
2011	309,353	$8.39 to $11.65	$3,389,897	0.90% to 1.65%	-33.44% to -32.94%		0.37%
INTECH U.S. Low Volatility Subaccount
2015	1,239,972	$14.35 to $14.74	$17,974,397	0.90% to 1.75%	2.30% to 3.16%		1.64%
2014	919,633	$14.03 to $14.29	$12,984,529	0.90% to 1.75%	15.68% to 16.65%		0.90%
2013	428,243	$12.12 to $12.25	$5,212,607	0.90% to 1.75%	22.69% to 23.72%		1.96%
2012	8,012	$9.88 to $9.89	$79,221	1.35% to 1.65%	-1.15%(a) to -1.08%	(b)	2.85%
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
2015	26,771	$19.41 to $22.93	$565,334	0.90% to 1.70%	-6.87% to -6.13%		0.15%
2014	12,590	$22.50	$283,219	1.40%	8.08%		0.14%
2013	12,765	$20.81	$265,686	1.40%	40.33%		0.53%
2012	11,934	$14.83	$177,013	1.40%	18.07%		0.18%
2011	9,659	$12.56	$121,339	1.40%	-6.08%		0.12%
Mid Cap Value Subaccount
2015	81,258	$20.39 to $38.07	$2,791,002	0.90% to 1.70%	-4.28% to -3.52%		0.96%
2014	95,542	$21.30 to $39.46	$3,426,902	0.90% to 1.70%	10.07%(a) to 14.08%		0.79%
2013	100,987	$14.82 to $34.59	$3,231,006	0.90% to 1.55%	30.28% to 31.12%		1.00%
2012	98,323	$14.60 to $24.96	$2,433,487	1.35% to 1.40%	18.71% to 18.77%		1.04%
2011	106,095	$12.29 to $21.03	$2,223,905	1.35% to 1.40%	0.75% to 0.80%		1.32%
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
2015	21,664	$16.76 to $22.14	$444,688	0.90% to 1.65%	-3.73% to -3.02%		0.00%
2014	20,684	$17.41 to $22.83	$438,491	0.90% to 1.65%	-9.00% to -8.32%		0.00%
2013	25,253	$19.13 to $24.90	$593,007	0.90% to 1.65%	38.93% to 39.96%		0.00%
2012	21,838	$14.34 to $17.79	$369,206	0.90% to 1.55%	19.04% to 19.81%		0.00%
2011	19,674	$12.05 to $14.85	$279,567	0.90% to 1.55%	-11.86% to -11.29%		0.00%
Investors Growth Stock Subaccount (note 4)
2014	1,328	$17.83	$23,677	1.40%	9.58%		0.29%
2013	1,304	$16.27	$21,214	1.40%	28.26%		0.33%
2012	2,054	$12.69	$26,058	1.40%	15.06%		0.14%
2011	4,660	$11.03	$51,379	1.40%	-1.01%		0.26%
Mid Cap Growth Subaccount
2015	24,873	$14.98 to $20.01	$366,576	0.90% to 1.70%	2.69% to 3.50%		0.00%
2014	29,215	$14.47 to $19.49	$415,577	0.90% to 1.70%	7.59% to 8.59%	(b)	0.00%
2013	29,013	$13.45 to $18.29	$380,597	0.90% to 1.65%	34.99% to 35.99%		0.00%
2012	29,349	$9.36 to $9.89	$276,973	0.90% to 1.40%	14.81% to 15.38%		0.00%
2011	29,683	$8.15 to $8.57	$243,829	0.90% to 1.40%	-7.46% to -7.00%		0.00%
Total Return Subaccount
2015	44,837	$17.68 to $18.96	$776,551	0.90% to 1.40%	-1.95% to -1.47%		2.32%
2014	54,288	$18.03 to $19.24	$962,111	0.90% to 1.40%	6.74% to 7.27%		1.98%
2013	56,579	$16.89 to $17.94	$966,325	0.90% to 1.40%	17.10% to 17.68%		1.68%
2012	53,143	$14.42 to $15.24	$775,372	0.90% to 1.40%	9.39% to 9.94%		2.54%
2011	47,126	$13.19 to $13.87	$628,716	0.90% to 1.40%	0.19% to 0.68%		2.35%
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2015	778,845	$10.28 to $16.88	$10,653,420	0.90% to 1.75%	-4.38% to -3.57%		4.18%
2014	752,867	$10.76 to $17.50	$10,707,860	0.90% to 1.75%	1.32% to 2.17%		1.42%
2013	768,284	$10.62 to $17.13	$10,855,169	0.90% to 1.75%	-10.78% to -10.03%		1.91%
2012	559,481	$11.90 to $19.04	$9,080,088	0.90% to 1.75%	6.88% to 7.78%		1.08%
2011	473,734	$11.13 to $17.67	$7,379,503	0.90% to 1.75%	9.76% to 10.68%		2.11%
Total Return Subaccount
2015	1,716,800	$10.88 to $17.86	$25,350,223	0.90% to 1.75%	-1.26% to -0.43%		5.09%
2014	1,616,972	$11.01 to $17.93	$24,048,195	0.90% to 1.75%	2.49% to 3.35%		2.17%
2013	1,771,327	$10.75 to $17.35	$25,836,781	0.90% to 1.75%	-3.65% to -2.83%		2.19%
2012	1,867,664	$11.15 to $17.86	$28,239,975	0.90% to 1.75%	7.70% to 8.61%		2.58%
2011	1,629,232	$10.36 to $16.44	$23,464,526	0.90% to 1.75%	1.84% to 2.69%		2.63%
Global Bond Subaccount
2015	43,498	$10.28 to $17.28	$700,653	0.90% to 1.70%	-5.63% to -4.88%		1.86%
2014	78,637	$10.90 to $18.17	$1,286,255	0.90% to 1.70%	-3.18%(a) to 1.36%		2.46%
2013	94,149	$10.85 to $17.93	$1,561,860	0.90% to 1.65%	-9.96% to -9.29%		1.16%
2012	246,093	$12.03 to $19.76	$4,145,774	0.90% to 1.75%	5.09% to 5.98%		1.62%
2011	212,958	$11.44 to $18.65	$3,508,960	0.90% to 1.75%	5.73% to 6.61%		2.55%

CommodityRealReturn® Strategy Subaccount
2015	238,088	$5.21 to$6.15	$1,345,624	0.90% to 1.70%	-26.95% to -26.37%		4.20%
2014	170,404	$7.08 to $8.44	$1,305,615	0.90% to 1.65%	-19.75% to -19.15%		0.35%
2013	379,609	$8.76 to $10.48	$3,491,488	0.90% to 1.75%	-16.17% to -15.46%		1.49%
2012	287,352	$10.36 to $12.50	$3,085,965	0.90% to 1.75%	3.57% to 4.45%		2.78%
2011	254,076	$9.92 to $12.07	$2,582,436	0.90% to 1.75%	-9.14% to -8.38%		13.94%
Global Diversified Allocation Subaccount
2015	1,887,966	$10.57 to $10.90	$20,164,805	0.90% to 1.75%	-7.20% to -6.41%		2.83%
2014	1,511,309	$11.38 to $11.64	$17,341,164	0.90% to 1.75%	4.05% to 4.92%		4.38%
2013	923,591	$10.94 to $11.10	$10,158,360	0.90% to 1.75%	9.46% to 10.38%		6.15%
2012	137,650	$10.00 to $10.05	$1,379,184	0.90% to 1.65%	0.03%(a) to 0.52%	(b)	8.66%
Short-Term Subaccount
2015	69,810	$9.83 to $10.00	$693,296	0.90% to 1.70%	-0.58% to 0.21%		0.98%
2014	51,142	$9.89 to $9.98	$507,660	0.90% to 1.70%	-0.82%(a) to -0.19%		0.68%
2013	194,227	$9.99	$1,940,015	1.40%	-0.12%	(c)	0.75%
Low Duration Subaccount
2015	34,463	$9.96	$343,291	1.40%	-0.39%	(c)	18.67%
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount
2015	57,132	$11.57 to $23.81	$1,278,938	0.90% to 1.70%	-13.92% to -13.24%		0.00%
2014	68,117	$13.44 to $27.45	$1,746,300	0.90% to 1.70%	-4.44% to -1.35%	(b)	0.00%
2013	64,911	$14.27 to $28.72	$1,766,061	0.90% to 1.55%	19.14% to 19.91%		0.56%
2012	61,570	$11.98 to $23.95	$1,402,777	0.90% to 1.55%	5.95% to 6.64%		0.00%
2011	58,599	$11.30 to $22.46	$1,256,799	0.90% to 1.55%	-13.44% to -12.88%		2.44%
Small-Cap Subaccount
2015	227,116	$14.56 to $30.56	$5,548,268	0.90% to 1.75%	-13.32% to -12.59%		0.61%
2014	297,101	$16.79 to $34.96	$8,304,936	0.90% to 1.75%	1.46% to 2.32%		0.11%
2013	365,927	$16.55 to $34.17	$9,940,921	0.90% to 1.75%	32.44% to 33.55%		1.08%
2012	400,485	$12.50 to $25.58	$8,223,171	0.90% to 1.75%	10.55% to 11.49%		0.13%
2011	270,055	$11.30 to $22.95	$5,329,487	0.90% to 1.75%	-4.94% to -4.14%		0.37%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2015	32,528	$16.92 to $21.41	$632,328	0.90% to 1.70%	-4.34% to -3.58%		1.47%
2014	39,364	$17.69 to $22.20	$822,428	0.90% to 1.70%	4.09%(a) to 6.86%		1.61%
2013	40,694	$15.90 to $20.78	$805,031	0.90% to 1.55%	18.98% to 19.75%		1.73%
2012	39,360	$13.36 to $17.35	$653,110	0.90% to 1.55%	8.45% to 9.15%		3.32%
2011	29,161	$15.23 to $15.90	$453,500	0.90% to 1.40%	7.24% to 7.77%		1.37%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Subaccount
2015	129,686	$13.04 to $13.75	$1,719,351	0.90% to 1.40%	-7.78% to -7.33%		3.12%
2014	151,289	$14.15 to $14.84	$2,165,716	0.90% to 1.40%	-12.36% to -11.92%		1.81%
2013	157,649	$16.14 to $16.85	$2,571,811	0.90% to 1.40%	21.27% to 21.87%		2.36%
2012	158,738	$13.31 to $13.82	$2,132,893	0.90% to 1.40%	16.59% to 17.17%		2.96%
2011	164,817	$11.42 to $11.80	$1,896,928	0.90% to 1.40%	-11.87% to -11.43%		1.70%
Franklin Flex Cap Growth VIP Subaccount
2015	8,339	$18.44 to $19.44	$158,022	0.90% to 1.40%	2.92% to 3.43%		0.00%
2014	8,773	$17.92 to $18.80	$161,110	0.90% to 1.40%	4.64% to 5.16%		0.00%
2013	59,370	$17.13 to $17.88	$1,030,557	0.90% to 1.40%	35.58% to 36.26%		0.00%
2012	66,490	$12.63 to $13.12	$850,125	0.90% to 1.40%	7.75% to 8.28%		0.00%
2011	89,983	$11.72 to $12.12	$1,066,056	0.90% to 1.40%	-6.12% to -5.65%		0.00%
Franklin Income VIP Subaccount
2015	54,503	$15.19 to $16.02	$832,475	0.90% to 1.40%	-8.34% to -7.88%		4.60%
2014	60,599	$16.58 to $17.39	$1,011,409	0.90% to 1.40%	3.17% to 3.68%		4.88%
2013	59,498	$16.07 to $16.77	$961,852	0.90% to 1.40%	12.37% to 12.92%		6.27%
2012	71,158	$14.30 to $14.85	$1,022,168	0.90% to 1.40%	11.09% to 11.64%		6.24%
2011	66,018	$12.87 to $13.30	$853,601	0.90% to 1.40%	0.97% to 1.47%		5.84%
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount (note 4)
2013	13,752	$17.12 to $26.34	$329,440	0.90% to 1.65%	30.02% to 30.99%		1.74%
2012	6,072	$18.70 to $20.11	$113,700	0.90% to 1.40%	13.38% to 13.95%		1.69%
2011	7,251	$16.50 to $17.65	$120,664	0.90% to 1.40%	-7.49% to -7.03%		1.52%
ClearBridge Variable Dividend Strategy Subaccount
2015	21,429	$18.40 to $20.09	$416,580	0.90% to 1.40%	-5.62% to -5.16%		1.96%
2014	18,238	$19.50 to $21.18	$375,338	0.90% to 1.40%	12.04% to 12.60%		3.39%
2013	6,003	$17.40 to $17.40	$104,471	1.35% to 1.40%	24.20% to 24.26%		2.26%
2012	2,544	$14.00 to $14.01	$35,620	1.35% to 1.40%	12.62% to 12.68%		3.20%
2011	2,094	$12.43	$26,025	1.35%	6.46%		0.00%
ClearBridge Variable Large Cap Value Subaccount
2015	19,359	$19.05 to $24.40	$448,705	0.90% to 1.65%	-4.44% to -3.73%		1.49%
2014	20,325	$19.94 to $25.35	$486,989	0.90% to 1.65%	9.90% to 10.71%		6.62%
2013	4,540	$18.14 to $22.90	$98,150	0.90% to 1.65%	30.22% to 31.19%		1.64%
2012	2,510	$13.93 to $17.45	$38,018	0.90% to 1.65%	14.60% to 15.46%		3.50%
2011	1,407	$12.16 to $14.13	$16,701	1.40% to 1.65%	3.25% to 3.51%		2.40%

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
2015	3,613,022	$12.19 to $12.61	$44,603,608	0.90% to 1.75%	-6.89% to -6.11%		1.04%
2014	3,181,354	$13.10 to $13.43	$42,070,934	0.90% to 1.75%	4.85% to 5.74%		1.90%
2013	1,732,191	$12.49 to $12.70	$21,791,873	0.90% to 1.75%	16.34% to 17.32%		2.37%
2012	144,810	$10.75 to $10.83	$1,560,284	0.90% to 1.65%	7.47%(a) to 8.26%	(b)	8.85%
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2015	78,611	$14.76 to $17.90	$1,134,922	0.90% to 1.70%	-10.05% to -9.34%		0.39%
2014	70,022	$16.28 to $19.70	$1,106,031	0.90% to 1.55%	11.82% to 12.54%		0.73%
2013	75,138	$14.47 to $17.86	$1,056,196	0.90% to 1.65%	34.49% to 35.49%		0.89%
2012	90,999	$10.68 to $13.09	$945,854	0.90% to 1.55%	13.60% to 14.34%		0.37%
2011	100,092	$9.08 to $9.34	$910,783	0.90% to 1.40%	-7.99% to -7.53%		0.40%
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount
2015	46,105	$14.75 to $18.66	$664,574	0.90% to 1.65%	4.43% to 5.21%		0.00%
2014	36,022	$14.02 to $17.87	$494,148	0.90% to 1.65%	7.66% to 8.46%		0.00%
2013	32,203	$12.93 to $16.59	$413,840	0.90% to 1.65%	37.41% to 38.43%		0.00%
2012	32,389	$9.34 to $12.08	$300,191	0.90% to 1.65%	15.10% to 15.96%		0.00%
2011	31,181	$8.05 to $10.49	$250,574	0.90% to 1.65%	-14.89% to -14.26%		0.84%
Managed Volatility Fund II Subaccount
2015	1,027,650	$12.30 to $12.72	$12,782,835	0.90% to 1.75%	-9.15% to -8.38%		4.06%
2014	847,645	$13.53 to $13.88	$11,576,032	0.90% to 1.75%	2.12% to 2.98%		2.72%
2013	432,415	$13.25 to $13.48	$5,767,538	0.90% to 1.75%	19.65% to 20.66%		1.22%
2012	68,816	$11.09 to $11.17	$765,273	0.90% to 1.65%	10.88%(a) to 11.69%	(b)	0.00%
Managed Tail Risk Fund II Service Shares Subaccount
2015	336,875	$9.05 to $9.21	$3,063,263	0.90% to 1.70%	-8.18% to -7.45%		1.51%
2014	288,083	$9.86 to $9.95	$2,848,667	0.90% to 1.70%	-3.39%(a) to -2.21%		0.54%
2013	7,741	$10.16 to $10.16	$78,669	1.35% to 1.65%	1.60%(a) to 1.65%	(b)	0.00%
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2015	649,956	$12.70 to $17.13	$8,860,208	0.90% to 1.75%	-6.23% to -5.44%		1.29%
2014	578,672	$13.43 to $18.27	$8,375,132	0.90% to 1.75%	10.67% to 11.60%		0.97%
2013	754,012	$12.03 to $16.51	$9,824,464	0.90% to 1.75%	30.64% to 31.74%		0.90%
2012	925,719	$9.13 to $12.64	$9,132,263	0.90% to 1.75%	16.77% to 17.76%		0.96%
2011	1,420,181	$7.76 to $10.82	$11,719,724	0.90% to 1.75%	-8.86% to -8.09%		1.16%
U.S. Equity Insights Subaccount
2015	20,759	$20.69 to $21.09	$337,661	1.35% to 1.70%	-2.07% to -1.73%		1.22%
2014	14,235	$15.50 to $21.13	$229,340	1.40% to 1.70%	10.99%(a) to 14.58%		1.35%
2013	10,152	$13.53 to $18.53	$139,536	1.40% to 1.65%	35.00% to 35.33%		2.80%
2012	155	$10.00	$1,550	1.40%	12.56%		1.58%
2011	160	$8.88	$1,419	1.40%	2.47%		0.05%
Strategic Growth Subaccount
2015	25,119	$15.69 to $16.29	$416,658	0.90% to 1.40%	1.72% to 2.22%		0.12%
2014	16,211	$15.42 to $15.94	$254,516	0.90% to 1.40%	11.81% to 12.37%		0.13%
2013	15,579	$13.79 to $14.18	$218,841	0.90% to 1.40%	30.18% to 30.82%		0.16%
2012	19,376	$10.84 to $13.37	$210,702	0.90% to 1.65%	17.68% to 18.56%		0.62%
2011	14,066	$8.98 to $9.14	$127,506	0.90% to 1.40%	-4.20% to -3.73%		0.22%
Global Trends Allocation Subaccount
2015	775,276	$10.76 to $11.09	$8,436,546	0.90% to 1.75%	-7.44% to -6.66%		0.09%
2014	623,264	$11.62 to $11.89	$7,302,687	0.90% to 1.75%	2.16% to 3.02%		0.04%
2013	379,025	$11.38 to $11.54	$4,333,965	0.90% to 1.75%	11.61% to 12.55%		0.10%
2012	37,131	$10.20 to $10.25	$379,345	0.90% to 1.65%	2.00%(a) to 2.51%	(b)	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign VIP Subaccount
2015	982,362	$9.29 to $12.02	$9,590,667	0.90% to 1.75%	-8.26% to -7.48%		3.06%
2014	971,837	$10.04 to $13.11	$10,277,538	0.90% to 1.75%	-12.75% to -12.01%		1.79%
2013	810,052	$11.41 to $15.02	$9,768,500	0.90% to 1.75%	20.75% to 21.77%		2.36%
2012	822,514	$9.37 to $12.44	$8,140,825	0.90% to 1.75%	16.09% to 17.08%		2.90%
2011	752,447	$8.01 to $10.72	$6,288,337	0.90% to 1.75%	-12.27% to -11.54%		1.77%
Franklin Flex Cap Growth VIP Subaccount
2015	109,879	$15.22 to $17.94	$1,707,849	0.90% to 1.65%	2.62% to 3.39%		0.00%
2014	114,356	$14.73 to $17.48	$1,731,690	0.90% to 1.65%	4.26% to 5.03%		0.00%
2013	408,517	$14.02 to $16.71	$5,947,737	0.90% to 1.75%	34.92% to 36.05%		0.00%
2012	456,674	$10.31 to $12.39	$4,894,333	0.90% to 1.75%	7.35% to 8.26%		0.00%
2011	567,739	$9.52 to $11.54	$5,585,011	0.90% to 1.75%	-6.54% to -5.76%		0.00%
Franklin Income VIP Subaccount
2015	154,989	$12.61 to $13.00	$1,925,676	0.90% to 1.70%	-8.70% to -7.97%		4.43%
2014	163,886	$13.70 to $14.27	$2,215,602	0.90% to 1.65%	2.83% to 3.59%		4.39%
2013	117,447	$13.23 to $13.88	$1,541,947	0.90% to 1.65%	12.01% to 12.84%		5.97%
2012	121,522	$11.72 to $12.39	$1,414,409	0.90% to 1.65%	10.72% to 11.55%		6.30%
2011	108,167	$10.51 to $11.19	$1,133,481	0.90% to 1.65%	0.63% to 1.38%		5.56%

Franklin Founding Funds Allocation VIP Subaccount
2015	54,039	$12.04 to $14.29	$662,923	0.90% to 1.65%	-7.76% to -7.08%		2.76%
2014	57,101	$12.96 to $15.49	$756,308	0.90% to 1.65%	1.08% to 1.83%		2.54%
2013	69,372	$12.72 to $15.33	$931,375	0.90% to 1.65%	21.67% to 22.58%		10.17%
2012	62,724	$10.38 to $12.60	$698,373	0.90% to 1.65%	13.29% to 14.14%		2.44%
2011	54,208	$9.09 to $11.12	$527,185	0.90% to 1.65%	-3.26% to -2.55%		0.01%
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
2015	319,396	$12.87 to $13.98	$4,290,963	0.90% to 1.65%	-9.83% to -9.16%		0.36%
2014	369,077	$14.24 to $15.39	$5,439,572	0.90% to 1.70%	-6.11% to -3.18%	(b)	0.50%
2013	391,204	$15.31 to $16.39	$6,163,667	0.90% to 1.65%	23.10% to 24.02%		1.26%
2012	377,586	$12.44 to $13.22	$4,811,916	0.90% to 1.65%	17.23% to 18.11%		1.13%
2011	364,545	$10.61 to $11.19	$3,966,772	0.90% to 1.65%	-8.71% to -8.03%		1.00%
VIP Global Natural Resources Subaccount
2015	56,568	$6.73 to $7.46	$369,183	0.90% to 1.65%	-23.66% to -23.09%		0.10%
2014	71,184	$8.75 to $9.75	$609,707	0.90% to 1.70%	-20.14%(a) to -13.81%		0.00%
2013	70,415	$10.15 to $11.42	$699,299	0.90% to 1.65%	6.05% to 6.84%		0.00%
2012	76,845	$9.50 to $10.77	$716,880	0.90% to 1.65%	0.22% to 0.97%		0.00%
2011	107,181	$9.41 to $10.74	$993,599	0.90% to 1.65%	-22.72% to -22.15%		0.00%
VIP Science and Technology Subaccount
2015	18,318	$21.07 to $23.60	$414,634	0.90% to 1.70%	-4.50% to -3.75%		0.00%
2014	24,359	$22.06 to $24.52	$576,309	0.90% to 1.70%	1.99% to 5.47%	(b)	0.00%
2013	19,404	$21.84 to $24.04	$454,555	0.90% to 1.65%	53.85% to 54.99%		0.00%
2012	16,263	$14.19 to $15.51	$245,920	0.90% to 1.65%	25.75% to 26.68%		0.00%
2011	19,153	$11.29 to $12.24	$230,479	0.90% to 1.65%	-7.29% to -6.61%		0.00%
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount
2015	645,905	$10.48 to $10.89	$6,869,315	0.90% to 1.75%	-6.14% to -5.35%		1.28%
2014	685,256	$11.17 to $11.51	$7,739,602	0.90% to 1.75%	1.29% to 2.14%		1.03%
2013	501,467	$11.03 to $11.27	$5,574,725	0.90% to 1.75%	6.07% to 6.97%		1.07%
2012	131,265	$10.41 to $10.53	$1,371,635	0.90% to 1.65%	6.62% to 7.42%		0.10%
2011	8,106	$9.80	$79,478	0.90%	-1.96%	(c)	0.00%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2015	1,301,030	$10.62 to $11.03	$14,024,309	0.90% to 1.75%	-7.97% to -7.19%		1.41%
2014	1,226,202	$11.54 to $11.89	$14,312,853	0.90% to 1.75%	1.04% to 1.89%		1.11%
2013	768,849	$11.42 to $11.67	$8,856,956	0.90% to 1.75%	10.46% to 11.39%		1.14%
2012	248,636	$10.35 to $10.47	$2,586,272	0.90% to 1.65%	6.89% to 7.68%		0.14%
TOPS® Managed Risk Growth ETF Subaccount
2015	522,692	$10.30 to $10.70	$5,445,780	0.90% to 1.75%	-10.71% to -9.96%		1.55%
2014	510,809	$11.53 to $11.88	$5,945,145	0.90% to 1.75%	-0.43% to 0.41%		0.97%
2013	303,852	$11.58 to $11.83	$3,543,288	0.90% to 1.75%	13.96% to 14.92%		0.92%
2012	87,713	$10.18 to $10.22	$894,543	1.35% to 1.65%	6.48% to 6.79%		0.08%
AB Variable Products Series Fund, Inc. - Class B:
VPS Dynamic Asset Allocation Subaccount
2015	455,144	$11.24 to $11.68	$5,187,369	0.90% to 1.75%	-3.00% to -2.18%		0.67%
2014	388,562	$11.59 to $11.94	$4,553,048	0.90% to 1.75%	2.41% to 3.28%		0.43%
2013	177,866	$11.31 to $11.56	$2,028,479	0.90% to 1.75%	10.01% to 10.93%		0.31%
2012	33,170	$10.30 to $10.42	$343,247	0.90% to 1.65%	6.24% to 7.04%		0.01%
VPS Global Risk Allocation-Moderate Subaccount
2015	32,036	$9.84	$315,324	1.70%	-1.57%	(c)	0.00%
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount (note 4)
2015	6,721	$9.73 to $9.77	$65,512	0.90% to 1.40%	-2.67%(a) to -2.30%	(b)	0.53%
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount
2015	2,508	$9.87	$24,760	0.90%	-1.26%	(c)	74.78%
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount
2015	1,585	$9.86	$15,620	1.35%	-1.45%	(c)	0.00%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2015	14,333	$9.81 to $9.82	$140,639	0.90% to 1.35%	-1.89%(a) to -1.84%	(b)	0.00%
TOPS® Managed Risk Growth ETF Subaccount
2015	7,526	$9.81	$73,794	1.35%	-1.95%	(c)	0.00%
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount
2015	34,405	$9.98	$343,291	1.40%	-0.22%	(c)	12.07%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.
**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.
***	Accumulation units are rounded to the nearest whole number.
****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.
(c)	Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of National Security Life and Annuity Company

and Contract Owners of National Security Variable Account N:

We have audited the accompanying statements of assets and contract owners’ equity of National Security Variable Account N (comprised of the sub-accounts listed in Note 1b) (collectively, “the Accounts”) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 6, 2016

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Financial Statements and Schedules

December 31, 2015 and 2014

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

National Security Life and Annuity Company:

We have audited the accompanying balance sheets of National Security Life and Annuity Company (a wholly owned subsidiary of The Ohio National Life Insurance Company) (the Company) as of December 31, 2015 and 2014, and the related statements of income, comprehensive income (loss), changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2015. In connection with our audits of the financial statements, we also have audited the financial statement schedules I, III, and IV. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/KPMG LLP

Columbus, Ohio

April 26, 2016

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Balance Sheets

December 31, 2015 and 2014

(Dollars in thousands, except share amounts)

	2015	2014
Assets
Investments:
Fixed maturity available-for-sale securities, at fair value	$44,579	46,651
Fixed maturity trading securities, at fair value	2,486	5,044
Policy loans	5	5

Total investments	47,070	51,700
Cash and cash equivalents	3,318	2,683
Accrued investment income	388	443
Deferred policy acquisition costs	20,079	17,225
Reinsurance recoverable	6,401	4,437
Goodwill and intangible assets	755	755
Other assets	2,248	2,380
Federal income tax recoverable	115	9
Assets held in separate accounts	381,199	363,627

Total assets	$461,573	443,259

Liabilities and Equity
Future policy benefits and claims	$36,351	38,464
Deferred federal income taxes	2,750	2,366
Reinsurance payables	798	699
Amounts due to affiliates	77	69
Other liabilities	420	384
Liabilities related to separate accounts	381,199	363,627

Total liabilities	421,595	405,609

Equity:
Stockholder’s equity:
Class A common stock, $250 par value. Authorized, issued and outstanding 10,000 shares	2,500	2,500
Additional paid-in capital	30,845	30,845
Accumulated other comprehensive income	356	1,025
Retained earnings	6,277	3,280

Total stockholder’s equity	39,978	37,650

Total liabilities and equity	$461,573	443,259

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Income

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015	2014	2013
Revenues:
Traditional life and annuity insurance premiums and charges	$10,170	9,020	6,807
Reinsurance premiums ceded	(4,186)	(3,965)	(3,297)

Total premiums and charges net of reinsurance	5,984	5,055	3,510
Change in value of trading securities	(136)	(217)	(453)
Net investment income	1,962	2,247	2,235
Net realized gains (losses):
Investment gains (losses):
Total-other-than temporary impairment losses on securities	(1)	(3)	—
Portion of impairment losses recognized in other comprehensive (loss) income	(22)	—	(1)

Net other-than-temporary impairment losses on securities recognized in earnings	(23)	(3)	(1)
Realized gains, excluding other-than-temporary impairment losses on securities	42	151	136

Total investment gains	19	148	135
Other income	1,168	1,108	869

	8,997	8,341	6,296

Benefits and expenses:
Benefits and claims	953	840	927
Increase (decrease) in policy reserves	101	(612)	393
Amortization of deferred policy acquisition costs	275	734	86
Commissions, net	1,507	1,129	733
Other operating costs and expenses	2,294	2,220	1,676

	5,130	4,311	3,815

Income before income taxes	3,867	4,030	2,481

Income taxes:
Current expense (benefit)	126	947	(4,398)
Deferred expense	744	10	4,728

	870	957	330

Net income	$2,997	3,073	2,151

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Comprehensive Income (Loss)

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Before tax		Tax (expense) benefit	After tax
2015
Net income	$			2,997
Other comprehensive loss, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(1,192)	417	(775)
Deferred acquisition costs		202	(71)	131
Less:
Net gains on securities available-for-sale realized during the period		39	(14)	25

Total other comprehensive loss		(1,029)	360	(669)

Total comprehensive income				$2,328

2014
Net income	$			3,073
Other comprehensive income, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		969	(339)	630
Deferred acquisition costs		132	(46)	86
Future policy benefits and claims		4	(1)	3
Less:
Net gains on securities available-for-sale realized during the period		124	(43)	81

Total other comprehensive income		981	(343)	638

Total comprehensive income				$3,711
2013
Net income	$			2,151
Other comprehensive loss, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(2,128)	746	(1,382)
Deferred acquisition costs		375	(131)	244
Future policy benefits and claims		2	(1)	1
Less:
Net gains on securities available-for-sale realized during the period		160	(56)	104

Total other comprehensive loss		(1,911)	670	(1,241)

Total comprehensive income				$910

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Changes in Stockholder’s Equity

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings (deficit)	Total stockholder’s equity
Balance, December 31, 2012	$2,500	30,845	1,628	(1,944)	33,029
Comprehensive income:		.
Net income	—	—	—	2,151	2,151
Other comprehensive loss	—	—	(1,241)	—	(1,241)

Total comprehensive income					910

Balance, December 31, 2013	2,500	30,845	387	207	33,939
Comprehensive income:
Net income	—	—	—	3,073	3,073
Other comprehensive income	—	—	638	—	638

Total comprehensive income					3,711

Balance, December 31, 2014	2,500	30,845	1,025	3,280	37,650
Comprehensive income:
Net income	—	—	—	2,997	2,997
Other comprehensive loss	—	—	(669)	—	(669)

Total comprehensive income					2,328

Balance, December 31, 2015	$2,500	30,845	356	6,277	39,978

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Cash Flows

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015	2014	2013
Cash flows from operating activities:
Net income	$2,997	3,073	2,151
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	2,422	4,126	3,891
Interest credited to policyholder account values	808	932	1,000
Universal life and investment-type product policy fees	(3,318)	(2,571)	(1,779)
Capitalization of deferred policy acquisition costs	(2,968)	(4,597)	(4,508)
Amortization of deferred policy acquisition costs	275	734	86
Amortization and depreciation	9	(1)	(7)
Net realized gains on investments	(19)	(148)	(135)
Change in value of trading securities	136	217	453
Deferred federal income tax expense	744	10	4,728
Decrease (increase) in accrued investment income	55	43	(7)
Increase in reinsurance receivables and other assets	(1,832)	(426)	(703)
Increase (decrease) in funds withheld-modco reinsurance	158	172	(45)
Increase (decrease) in policyholder liabilities	884	(614)	1,474
(Increase) decrease in federal income tax recoverable	(106)	469	(398)
Increase (decrease) in other liabilities	36	(333)	402
Increase (decrease) in amounts due to affiliates	8	(64)	13
Decrease in reinsurance payables	(59)	(40)	(119)
Other, net	(7)	2	(4)

Net cash provided by operating activities	223	984	6,493

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	2,548	2,950	2,400
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	2,623	5,075	2,091
Cost of fixed maturity available-for-sale securities acquired	(4,314)	(8,399)	(13,162)
Change in policy loans, net	—	(1)	—

Net cash provided by (used in) investing activities	857	(375)	(8,671)

Cash flows from financing activities:
Investment product account deposits	47,636	77,157	73,797
Investment product account withdrawals	(48,081)	(79,516)	(70,669)

Net cash (used in) provided by financing activities	(445)	(2,359)	3,128

Net increase (decrease) in cash and cash equivalents	635	(1,750)	950
Cash and cash equivalents, beginning of year	2,683	4,433	3,483

Cash and cash equivalents, end of year	$3,318	2,683	4,433

Supplemental disclosure:
Federal income tax paid (received)	$232	558	(4,000)

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(1)	Organization and Business Description

National Security Life and Annuity Company (“NSLAC” or the “Company”) is a stock life insurance company domiciled in New York and wholly owned by The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. ONLIC is 100% owned by Ohio National Financial Services (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Company is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

(2)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, valuation of and impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. Note 6 to the financial statements includes further disclosures of estimated fair values.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in allowances are reported within net realized gains (losses).

Fixed Maturity Securities

Fixed maturity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the statements of income.

The Company has no fixed maturity securities classified as held-to-maturity.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 7 for management’s description and analysis of the portfolio.

(d)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For investment products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for investment products is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for gross separate account performance, net of investment fees, is 7.88%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before a deduction for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 0.98% or in excess of 14.77% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception, and

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(e)	Goodwill and Intangible Assets

In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

Goodwill and intangible assets are not amortized, but are evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain.

(f)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the statements of income.

(g)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of term life policies.

Premiums for traditional life insurance products assumed are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits.

Investment Products and Universal Life Insurance Products

Investment products consist of variable annuities. Universal life insurance products include variable universal life.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

(h)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions.

Liabilities for investment products in the accumulation phase and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company also issues nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of a specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of benefits offered with individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”); and

•	guaranteed lifetime withdrawal benefit (“GLWB”).

Guarantees accounted for as insurance liabilities in future policy benefits and claims include certain GMABs that require annuitization, and the life-contingent portion of GMWB. The Company refers to the total of these five types as the G reserves.

Guarantees accounted for as embedded derivatives include the non-life contingent portion of GMWBs and certain GMABs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

(i)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company would account for such agreements using deposit accounting. There were no such agreements as of December 31, 2015 or 2014.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $6,401 and $4,437 as of December 31, 2015 and 2014, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(j)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. Treasury regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. NSLAC joined the consolidated return in 2013.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocations are based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly.

The Company’s policy for recording interest and penalties associated with audits, claims and adjustments is to record such amounts as a component of current income tax expense.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(k)	Litigation Contingencies

The Company may be subject to legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s financial statements.

(l)	Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(m)	Adoption of New Accounting Pronouncements

In January 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, effective for public companies for fiscal years beginning after December 15, 2017. This new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This new guidance requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. This new guidance requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). And this new guidance eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. This new guidance permits early adoption. Management has not yet assessed the impact that this guidance may have on the financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, (Topic 842), effective for public companies for fiscal years beginning after December 15, 2018. This new guidance requires lessees to recognize a lease liability measured on a discounted basis and a right-of-use asset for the lease term. Under this new guidance, lessor accounting is largely unchanged except to align lessor accounting with the lease accounting model and ASC Topic 606, Revenue from Contracts with Customers, and thus the accounting for sale and leaseback transactions have been simplified. Management has not yet assessed the impact that this guidance may have on the financial statements.

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships, effective for public companies for fiscal years beginning after December 15, 2016. This guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. Management does not expect a material impact on the consolidated financial statements as a result of this new standard.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, effective for annual periods beginning after December 15, 2016 for public business entities. This new guidance eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. Management is in process of evaluating the impact of adoption.

In May 2015, the FASB issued ASU 2015-09, Financial Services – Insurance (Topic 944): Disclosures about Short-Duration Contracts, effective for annual periods beginning after December 15, 2015 for public business entities. This new guidance requires insurance entities to provide users of financial statements with additional information, in the form of comparative disclosures, regarding initial claim estimates and subsequent adjustments to those estimates, including the reconciliation of the claim development table to the balance sheet liability, the methodologies used in estimating claims, and the timing and frequency of claims. Management does not expect this guidance to materially impact the financial statements, except for expanded disclosures.

In May 2015, the FASB issued new guidance ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investment in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), effective for annual periods beginning after December 15, 2015 for public business entities. Early adoption is permitted. This new guidance removes the requirement to categorize all investments for which fair value is measured using the net asset value per share practical expedient within the fair value hierarchy. The guidance also removes the requirement to provide certain disclosures for those investments eligible to be measured using the net asset value per share practical expedient. Management does not expect that this guidance will have a material impact on the financial statements.

In April 2015, the FASB issued new guidance ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, effective for annual periods beginning after December 15, 2015 for public business entities. Early adoption is permitted. This new guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction to the related debt liability rather than as an asset, similar to debt discounts. The current recognition and measurement guidance for debt issuance costs are not affected by this new guidance. Management does not expect that this guidance will have a material impact on the financial statements.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis, effective for annual periods beginning after December 15, 2015 for public business entities. Early adoption is permitted. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. Management does not expect this guidance to materially impact the consolidated financial statements, except for expanded disclosures.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In May 2014, the FASB issued new guidance ASU 2014-09, Revenue from Contracts with Customers (Topic 606), effective for annual periods beginning after December 15, 2017 for public business entities. This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope; however, management is in the process of evaluating whether the Company has any contractual arrangements which would fall into the scope of Topic 606.

On January 1, 2015, the Company adopted FASB ASU 2014-01, Investments-Equity Method and Joint Ventures. Under this guidance, an entity is permitted to make an accounting policy election to account for their investment in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received, and recognizes the net investment performance in the statement of income as a component of income tax expense (benefit). The adoption of this guidance did not have any impact on the Company’s consolidated financial statements as the Company does not have investments in qualified affordable housing projects.

On January 1, 2014, the Company adopted FASB ASU 2013-11, Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. Under this guidance, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The adoption of this guidance did not have a material impact on the Company’s financial statements.

(n)	Subsequent Events

The Company has evaluated subsequent events through April 26, 2016, the date that the financial statements were available to be issued.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In April, 2015, the U.S. Department of Labor re-proposed a regulation which, if finalized in current form, substantially expands the range of activities that would be considered to be fiduciary advice under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. If finalized as proposed, agents who sell individual annuities to policyholders for their 401(k) plans and individual retirement accounts (“IRAs”) would be considered fiduciaries and subject to additional conflict of interest disclosure requirements. A significant portion of our annuity sales are to IRAs. We cannot predict with any degree of certainty when the regulations may be finalized, although we believe it may be sometime within the next few months, or how any final regulations may differ from the proposed regulation. If final regulations were to be issued with provisions substantially similar to the proposed regulations, they could negatively impact our sales of individual annuities to 401(k) plan participants and IRA holders which could negatively impact our business, results of operations or financial condition.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of variable annuity products contributed approximately 55% and 45% of the total variable annuity deposits in 2015 and 2014, respectively. The same distributor accounted for approximately 34% and 42% of total individual annuity reserves as of December 31, 2015 and 2014, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

The Company has entered into a 100% coinsurance agreement with ONLIC for certain guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation. The Company attempts to mitigate this risk through several layers of firewall and system access protocols as well as off-site data warehouse facilities.

Credit Risk is the risk that issuers of investment securities or other parties, including reinsurers, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectibility of the loans, and the credit quality of reinsurers.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the value of equity securities and the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC. The Company attempts to minimize the adverse impact of this risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third-parties.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Adjustment to:
	Future policy benefits and claims	Deferred acquisition costs	Unrealized gains (losses)	Total
December 31, 2013	$(3)	(184)	574	387
Other comprehensive income (loss)before reclassifications	3	86	630	719
Amounts reclassified from accumulated other comprehensive income	—	—	(81)	(81)

Change	3	86	549	638

December 31, 2014	$—	(98)	1,123	1,025
Other comprehensive income (loss)before reclassifications	—	131	(775)	(644)
Amounts reclassified from accumulated other comprehensive income	—	—	(25)	(25)

Change	—	131	(800)	(669)

December 31, 2015	$—	33	323	356

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2015	2014	Statements of income location
Unrealized gains/(losses) on securities available-for-sale:
	$39	124	Realized gains, excluding other-than-temporary impairment losses on securities

	(14)	(43)	Income tax current expense

Total reclassification for the year	$25	81	Total net gain

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are as follows:

•

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, cash and cash equivalents and separate account assets.

•

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, certain corporate debt, asset-backed, mortgage-backed and private placement securities.

•

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain asset-backed and embedded derivatives associated with living benefit contracts.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,819	250	—	2,069
Obligations of states and political subdivisions	—	2,699	—	2,699
Corporate	—	30,817	—	30,817
Asset-backed	—	2,235	371	2,606
Mortgage-backed	—	6,388	—	6,388
Trading securities:
Fixed maturity securities:
Corporate	—	2,298	—	2,298
Asset-backed	—	174	—	174
Mortgage-backed	—	14	—	14
Other assets:
Cash	1,818	1,500	—	3,318
Reinsurance recoverable:
GMAB reinsurance contracts	—	—	342	342
Assets held in separate accounts	381,199	—	—	381,199

Total assets	$384,836	46,375	713	431,924

Liabilities
GMAB embedded derivatives	$—	—	399	399

Total liabilities	$—	—	399	399

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,835	252	—	2,087
Obligations of states and political subdivisions	—	2,235	—	2,235
Corporate	—	32,738	336	33,074
Asset-backed	—	3,227	262	3,489
Mortgage-backed	—	5,766	—	5,766
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	306	—	306
Corporate	—	4,421	—	4,421
Asset-backed	—	283	—	283
Mortgage-backed	—	34	—	34
Other assets:
Cash	1,183	1,500	—	2,683
Reinsurance recoverable:
GMAB reinsurance contracts[2]	—	—	443	443
Other assets:
GMAB/GMWB embedded derivatives[1]	—	—	359	359
Assets held in separate accounts	363,627	—	—	363,627

Total assets	$366,645	50,762	1,400	418,807

Liabilities
GMAB/GMWB embedded derivatives[2]	$—	—	443	443
GMAB/GMWB reinsurance contracts[1]	$—	—	359	359

Total liabilities	$—	—	802	802

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of secondary pricing sources, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity securities – The estimated fair value of fixed maturity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

For certain asset-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2015, 94.2% of the estimated fair values of fixed maturity securities were obtained from independent pricing services, 0.9% from the Company’s internal pricing matrices and 4.9% from other sources.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets.

Reverse Repurchase Agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the financial statements as cash. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2015 and 2014, the Company had reverse repurchase agreements outstanding with a total carrying value of $1,500 and $2,100, respectively. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets. Non-cash collateral on deposit with the third-party custodian on our behalf was $1,530 and $2,142 at December 31, 2015 and 2014, respectively, which has not been recorded on our balance sheets.

Assets held in separate accounts - Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

GMAB/GMWB reinsurance contracts and GMAB/GMWB embedded derivatives - Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

The assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

			Reinsurance	Other
	Investments		recoverable	assets
	Corporate	Asset - backed	GMAB reinsurance contracts[3]	GMAB/ GMWB embedded derivative[2]	Total assets
December 31, 2013	$—	308	671	—	979

Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	—	(228)	359	131
Unrealized in OCI[2]	—	(1)	—	—	(1)
Purchases	355	—	—	—	355
Sales	(19)	(45)	—	—	(64)

December 31, 2014	336	262	443	359	1,400

Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	(1)	(101)	(359)	(461)
Unrealized in OCI[2]	—	(8)	—	—	(8)
Purchases	—	391	—	—	391
Sales	—	(11)	—	—	(11)
Transfers out of Level 3	(336)	(262)	—	—	(598)

December 31, 2015	$—	371	342	—	713

Change in unrealized gains (losses):
Still held at December 31:
2014	$—	—	(228)	359	131

2015	$—	(1)	(101)	(359)	(461)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Future policy benefits and claims
	GMAB/	GMAB/
	GMWB	GMWB
	reinsurance	embedded	Total
	contract[2]	derivative[3]	liabilities
December 31, 2013	$—	(671)	(671)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	(359)	228	(131)

December 31, 2014	(359)	(443)	(802)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	359	44	403

December 31, 2015	$—	(399)	(399)

Change in unrealized gains (losses):
Still held at December 31:
2014	$(359)	228	(131)

2015	$359	44	403

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders. (2014)
[3]	All GMAB riders excluding indicator H (2014) and all GMAB riders (2015).

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably obtainable by the Company.

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2015
Assets:
Reinsurance recoverable:
GMAB reinsurance contracts	$342	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.7%	*	Decrease
			dur 11+	6.7% - 12.5%	*	Decrease

			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase
Liabilities:
GMAB/GMWB embedded derivatives	399	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.7%	*	Decrease
			dur 11+	6.7% - 12.5%	*	Decrease
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Assets:
Reinsurance recoverable:
GMAB reinsurance contracts[2]	$443	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase
Other assets:
GMAB/GMWB embedded derivatives[1]	359	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase
Liabilities:
GMAB/GMWB embedded derivatives[2]	443	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase
GMAB/GMWB reinsurance contracts[1]	359	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

During the year ended December 31, 2015, the Company transferred $336 and $262 of corporate and asset-backed securities, respectively, from Level 3 to Level 2. During the year ended December 31, 2014, there were no transfers between levels.

There were no fair value measurements on a nonrecurring basis.

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

	Carrying	Estimated	Fair value hierarchy level
	value	fair value	Level 1	Level 2	Level 3
2015
Liabilities:
Investment contracts	$31,505	27,143	—	27,143	—
2014
Liabilities:
Investment contracts	$34,286	30,476	—	30,476	—

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The inputs are market observable; therefore, the Company classifies these as Level 2 assets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale and trading securities for both fixed maturities and equity securities by sector as of December 31 is as follows:

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,988	88	(7)	2,069	—
Obligations of states and political subdivisions	2,661	48	(10)	2,699	—
Corporate	30,581	907	(671)	30,817	—
Asset-backed	2,566	55	(15)	2,606	—
Mortgage-backed	6,280	149	(41)	6,388	(37)
Total fixed maturity securities	$44,076	1,247	(744)	44,579	(37)
Trading securities:
Fixed maturity securities:
Corporate securities	$2,151	150	(3)	2,298	—
Asset-backed	168	6	—	174	—
Mortgage-backed	14	—	—	14	—

Total fixed maturity securities	$2,333	156	(3)	2,486	—

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,992	101	(6)	2,087	—
Obligations of states and political subdivisions	2,194	41	—	2,235	—
Corporate	31,735	1,501	(162)	33,074	—
Asset-backed	3,385	114	(10)	3,489	—
Mortgage-backed	5,611	174	(19)	5,766	(50)

Total fixed maturity securities	$44,917	1,931	(197)	46,651	(50)

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$300	6	—	306	—
Corporate securities	4,150	271	—	4,421	—
Asset-backed	271	12	—	283	—
Mortgage-backed	34	—	—	34	—

Total fixed maturity securities	$4,755	289	—	5,044	—

Non-credit other than temporary impairment (“OTTI”) represents the amount of cumulative non-credit OTTI losses recognized in other comprehensive income on securities as of the date of OTTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 98.4% and 97.7% of the Company’s total available-for-sale and trading fixed maturity securities portfolio as of December 31, 2015 and 2014, respectively.

Investments with a fair value of $1,829 and $1,845 as of December 31, 2015 and 2014, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading as of December 31, 2015, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2015.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Fixed maturity securities
	Available-for-sale		Trading
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$861	872	751	762
Due after one year through five years	8,854	9,379	1,306	1,439
Due after five years through ten years	24,721	24,601	125	128
Due after ten years	9,640	9,727	151	157

Total	$44,076	44,579	2,333	2,486

Continuous Gross Unrealized Losses for Fixed Maturity Securities

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2015
U.S. Treasury securities and obligations of U.S. government	$251	(7)	—	—	251	(7)
Obligations of states and political subdivisions	1,056	(10)	—	—	1,056	(10)
Corporate	10,826	(387)	709	(287)	11,535	(674)
Asset-backed	460	(9)	225	(6)	685	(15)
Mortgage-backed	1,698	(41)	—	—	1,698	(41)

Total	$14,291	(454)	934	(293)	15,225	(747)

2014
U.S. Treasury securities and obligations of U.S. government	$118	—	252	(6)	370	(6)
Corporate	2,839	(56)	4,678	(106)	7,517	(162)
Asset-backed	—	—	370	(10)	370	(10)
Mortgage-backed	—	—	674	(19)	674	(19)

Total	$2,957	(56)	5,974	(141)	8,931	(197)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Less than 12 months	12 months or longer	Total	Number of securities
2015
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(7)	—	(7)	1
Obligations of states and
political subdivisions	(10)	—	(10)	3
Corporate	(387)	(48)	(435)	42
Asset-backed	(9)	(6)	(15)	3
Mortgage-backed	(41)	—	(41)	5
Below 80%:
Corporate	—	(239)	(239)	2

Total	$(454)	(293)	(747)	56

2014
99.9%-80%:
U.S. Treasury securities and
obligations of U.S. government	$—	(6)	(6)	2
Corporate	(56)	(106)	(162)	29
Asset-backed	—	(10)	(10)	2
Mortgage-backed	—	(19)	(19)	2

Total	$(56)	(141)	(197)	35

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments. An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the present value of future cash flows of the identified investment in the securities portfolio.

For corporate securities, the Company evaluates the present value of cash flows using the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTTI is recognized in the statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the statements of income. For those debt securities for which the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of operations, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). The Company prospectively accretes the value of the investment through interest income to the extent the future cash flows of the security are expected to be in excess of the new cost basis.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTTI. Subsequent changes in estimated fair value that are not considered OTTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2015 and 2014 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost.

Total unrealized losses increased from December 31, 2014 to December 31, 2015 due to wider credit spreads. Additionally, unrealized losses increased relating to certain industry sectors (i.e. energy, oil, mining) due to overall sector declines in value and not issuer-specific credit deterioration. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Variable Interest Entities (“VIE”)

In the normal course of business, the Company invests in fixed maturity securities that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-backed securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these investments as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2015	2014	2013
Gross investment income:
Fixed maturity available-for-sale securities	$1,787	1,944	1,775
Fixed maturity trading securities	170	319	480
Short-term investments	4	—	3

Total gross investment income	1,961	2,263	2,258
Investment income due to reinsurers	13	1	2
Investment expenses	(12)	(17)	(25)

Net investment income	$1,962	2,247	2,235

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2015	2014	2013
Securities available-for-sale:
Fixed maturity securities	$24	123	71
Equity securities	(5)	(2)	(5)
Fixed maturity trading securities	—	27	69

Net realized gains on investments	$19	148	135

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTTI of $23, $3, and $1 for the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015, fixed maturity securities with a carrying value of $469, which had a cumulative write-down of $43 due to OTTI, remained in the Company’s investment portfolio.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following tables summarize total OTTI losses on securities by asset type for the years ended December 31:

	Total OTTI	Recognized in OCI	Recognized in earnings
2015
Mortgage-backed securities	$1	(22)	23

2014
Mortgage-backed securities	$3	—	3

2013
Mortgage-backed securities	$—	(1)	1

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

	2015	2014	2013
Cumulative credit loss, beginning of year	$20	17	16
New credit losses	12	3	1
Incremental credit losses on securities included in the beginning balance	11	—	—

Cumulative credit loss, end of year	$43	20	17

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2015	2014	2013
Proceeds from the sale and maturity	$4,844	6,522	3,626

Gross realized gains on the sale and maturity	$8	23	31

Gross realized losses on the sale and maturity	$—	—	—

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2015	2014	2013
Fixed maturity	$(1,231)	845	(2,286)

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

	2015	2014	Change
Securities available for sale	$503	1,734	(1,231)
Deferred policy acquisition costs	51	(151)	202
Deferred federal income tax provision	(194)	(554)	360

Net unrealized gains	$360	1,029	(669)

	2014	2013	Change
Securities available for sale	$1,734	889	845
Future policy benefits and claims	—	(4)	4
Deferred policy acquisition costs	(151)	(283)	132
Deferred federal income tax provision	(554)	(211)	(343)

Net unrealized gains	$1,029	391	638

	2013	2012	Change
Securities available for sale	$889	3,175	(2,286)
Future policy benefits and claims	(4)	(7)	3
Deferred policy acquisition costs	(283)	(658)	375
Deferred federal income tax provision	(211)	(879)	668

Net unrealized gains	$391	1,631	(1,240)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(8)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2015 and 2014 were as follows:

	2015	2014
Balance - beginning of year	$17,225	13,225
Acquisition costs deferred	2,969	4,597
Amortization	(317)	(729)
Unrealized investment gains	202	132

Balance - end of year	$20,079	17,225

(9)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, universal life policies, and investment contracts.

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market causing the contract value to fall below the amount defined in each contract could result in additional claims.

The Company reinsures Premium Protection GMDB riders sold with GLWB riders to ONLIC effective August, 2012.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company continued to sell the GMIB rider in the state of New York until August 2012. The Company reinsures 100% of the GMIB riders issued with an affiliate.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The Company began issuing the GLWB rider in August, 2012. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2014 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

For GLWB riders, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised. The Company reinsures 100% of the GLWB riders issued, excluding the GLWB interest sensitive riders which the Company began issuing in 2014.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company reinsures 100% of the GMAB riders issued.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009 and reinsures 100% of the GMWB riders issued.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of December 31 (note that most contracts contain multiple guarantees):

	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age
2015
GMDB	$29,418	381,113	410,531	15,051	36	65

GMIB	$2,369	173,178	175,547	—	37	64

GLWB	$1,761	152,039	153,800	2,712	—	65

GMAB/GMWB	$905	144,278	145,183	173	—	64

2014
GMDB	$33,076	363,548	396,624	1,392	3	64

GMIB	$2,385	187,127	189,512	—	—	63

GLWB	$5,028	129,232	134,260	53	—	64

GMAB/GMWB	$3,551	145,219	148,770	—	—	63

2013
GMDB	$37,175	293,918	331,093	387	14	64

GMIB	$3,284	190,277	193,561	—	—	63

GLWB	$6,259	67,019	73,278	—	—	63

GMAB/GMWB	$6,890	88,768	95,658	—	—	63

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions. Net amount at risk represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2015 and 2014.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2015	2014
Mutual funds:
Bond	$119,295	110,265
Equity	252,068	249,524
Money market	9,750	3,759

Total	$381,113	363,548

The liability for future policy benefits for investment contracts represents approximately 86% and 89% of the total liability for future policy benefits as of December 31, 2015 and 2014, respectively. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.2%, 2.8% and 2.9% for the years ended December 31, 2015, 2014 and 2013, respectively. Approximately 85% and 78%, as of December 31, 2015 and 2014, respectively, of the investment contracts were at their guaranteed minimum interest rate.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 3.0% to 6.0%.

Reserves are calculated using withdrawal, mortality and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As of December 31, 2015, direct G reserves were $4,643, ceded G reserves were $4,061 and net G reserves were $583. As of December 31, 2014, direct G reserves were $2,961, ceded G reserves were $2,496 and net G reserves were $465.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2015	2014
GMDB	$506	463
GLWB	20	2
GMAB	57	—

Total	$583	465

(10)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s financial statements reflect the effects of assumed and ceded reinsurance transactions.

Affiliate Reinsurance

For the Company’s annuity products, the Company reinsures the various living and death benefit riders, GMIB, GMAB and GMWB, through a 100% coinsurance agreement with ONLIC effective in July, 2007. In 2012, the Company began offering the GLWB and associated riders which are also reinsured with ONLIC through a 100% coinsurance agreement. In 2014, the Company introduced a new version of the GLWB rider, which is not reinsured with ONLIC through the coinsurance agreement. In 2015, the Company is no longer ceding new business to ONLIC.

Amounts in the accompanying financial statements related to variable annuity ceded business to ONLIC as of and for the years ended December 31 were as follows:

	2015	2014	2013
Statements of Income:
Reinsurance premiums ceded:
GMIB, GMAB, GLWB and GMWB premiums	$2,901	2,611	1,844
Benefits and claims:
GMIB, GMAB, GLWB and GMWB reserves	1,637	336	119
Balance Sheets:
Reinsurance recoverable:
GMIB, GMAB, GLWB and GMWB reserves	$4,078	2,842	2,139
Reinsurance payables:
Premiums payable	246	205	184

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company assumed and ceded traditional life insurance. This assumed and ceded block of business is currently in runoff. Amounts in the accompanying financial statements for the ceded traditional life insurance business as of and for the years ended December 31 were as follows:

	2015	2014	2013

Premiums	$1,278	1,354	1,452
Benefits incurred	2,204	1,245	2,181
Commission and expense allowances	34	42	45
Reinsurance recoverable:
Reserves for future policy benefits	1,109	1,158	1,511
Benefits payable	—	73	299
Paid losses and expense allowances due	1,214	364	253

The reconciliation of traditional life premiums to net premiums for the years ended December 31, were as follows:

	2015	2014	2013
Reinsurance assumed	$1,278	1,354	1,452
Reinsurance ceded	(1,278)	(1,354)	(1,452)

Net premiums earned	$—	—	—

(11)	Goodwill and Intangible Assets

Goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired in a business combination. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

The Company has $560 of goodwill recorded on the balance sheets at December 31, 2015 and 2014 related to the purchase of the Company by ONLIC in 2002.

The Company has $195 of intangible assets recorded on the balance sheets at December 31, 2015 and 2014 related to insurance licenses acquired with the purchase of the Company by ONLIC in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. Each license remains intact and in good standing as there have been no events that would impact the Company’s ability to do business in the New York or New Jersey markets. As a result, no impairment was recognized on this asset.

During the 2015 annual impairment tests, the Company concluded that the estimated fair values of the goodwill and intangible assets were in excess of their carrying values and, therefore, not impaired.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(12)	Income Taxes

The provision for income taxes is as follows:

	2015	2014	2013
Current expense (benefit)	$126	947	(4,398)
Deferred expense	744	10	4,728

Provision for income taxes	$870	957	330

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the financial statements for the years ended December 31:

	2015	2014	2013
Pre-tax income times U.S. enacted tax rate	$1,354	1,411	868
Tax-preferred investment income	(425)	(408)	(466)
Other, net	(59)	(46)	(72)

Provision for income taxes	$870	957	330

Effective tax rate	22.5%	23.8%	13.3%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2015	2014
Deferred tax assets:
Future policy benefits	$4,951	4,679
Other	133	—

Total gross deferred tax assets	5,084	4,679

Deferred tax liabilities:
Investments	255	735
Deferred policy acquisition costs	5,764	4,868
Reinsurance recoverable	1,815	1,426
Other	—	16

Total gross deferred tax liabilities	7,834	7,045

Net deferred tax liability	$2,750	2,366

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future income over the periods in which the deferred tax assets are deductible and available tax planning, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2015 and 2014, the Company had no capital loss carryforwards, uncertain tax positions or valuation allowances recorded. The Company has alternative minimum tax credit carryforwards of approximately $23, which are available to reduce future federal regular income taxes over an indefinite period.

(13)	Regulatory RBC and Dividend Restrictions

The Company has to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NSLAC, filed with the New York State Insurance Department (the “Department”), are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company does not have any permitted statutory accounting practices as of December 31, 2015 or 2014.

Statutory Equity and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2015, the Company exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2015, the Company’s total adjusted capital and company action level RBC was $32,444 and $774, respectively, providing an RBC ratio of 4,193%. Additionally, as of December 31, 2015, the Company’s authorized control level RBC was $387.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The statutory basis net income of NSLAC was $1,354, $1,485 and $6,204 for the years ended December 31, 2015, 2014 and 2013, respectively.

The statutory basis capital and surplus of NSLAC was $32,180 and $30,620 as of December 31, 2015 and 2014, respectively.

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•

the fixed maturity securities that are related to the Company’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

•	changes in deferred taxes are recognized in operations; and

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income.

Dividend Restrictions

The payment of dividends by the Company to ONLIC is limited by New York insurance laws. The Company cannot pay any dividends in 2016 without prior approval of the New York Department of Insurance. No dividends were declared or paid by the Company in 2015, 2014 and 2013.

(14)	Related Party Transactions

The Company has service contracts with affiliated companies whereby the Company is billed for services, office space, equipment and materials necessary to the operation of the Company’s business. Billings are determined by ONLIC, based upon multiple bases (head counts, salaries, number of policies, field compensation, time, reserve account balances, transaction counts, etc.) and management believes these bases are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services, office space, equipment and materials on its own.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

NSLAC has a separate administrative service agreement with ONLIC, an investment management agreement with Ohio National Investments, Inc. (“ONII”), an affiliate, and an underwriting agreement with Ohio National Equities, Inc. (“ONEQ”), an affiliate. In 2014, ONLIC enhanced the process of identifying affiliate expenses by automating activities within the billing process to provide a more efficient method to measure, record, and review affiliate expenses. The terms of these agreements call for periodic cash settlements. NSLAC has settled its cash obligations with ONLIC as of December 31, 2015 and 2014. The amounts that NSLAC owed to ONLIC, ONII and ONEQ as of December 31 were as follows, which are shown on the face of the balance sheet:

	2015	2014
ONLIC	$1	12
ONEQ	76	57

Total service charges owed	$77	69

Charges for all services from ONLIC, ONII and ONEQ included in other operating costs and expenses for the years ended December 31 were as follows:

	2015	2014	2013
ONLIC	$1,315	1,215	534
ONII	12	17	25
ONEQ	747	831	720

Total service charges incurred	$2,074	2,063	1,279

Schedule I

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2015

(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government	$1,988	$2,069	$2,069
Obligations of states and political subdivisions	2,661	2,699	2,699
Corporate securities	30,581	30,817	30,817
Asset-backed securities	2,566	2,606	2,606
Mortgage-backed securities	6,280	6,388	6,388

Total fixed maturity available-for-sale securities	44,076	44,579	44,579

Fixed maturity trading securities:
Bonds:
Corporate securities	2,151	2,298	2,298
Asset-backed securities	168	174	174
Mortgage-backed securities	14	14	14

Total fixed maturity trading securities	2,333	2,486	2,486

Policy loans	5		5

Total investments	$46,414		47,070

See accompanying report of independent registered public accounting firm.

Schedule III

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2015 total	$20,079	36,351			6
2014 total	17,225	38,464			5
2013 total	13,225	43,072			6

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written[2]
2015 total	$1,962	1,054	275	3,801
2014 total	2,247	228	734	3,349
2013 total	2,235	1,320	86	2,409

1 Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2 Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2015:
Life insurance in force	$1,045	63,063	63,063	1,045	—%
Premiums:
Life insurance	—	1,278	1,278	—	—%
2014:
Life insurance in force	$1,045	67,442	66,697	300	—%
Premiums:
Life insurance	—	1,354	1,354	—	—%
2013:
Life insurance in force	$1,045	87,120	86,375	300	—%
Premiums:
Life insurance	—	1,452	1,452	—	—%

See accompanying report of independent registered public accounting firm.

National Security Variable Account N

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 6, 2016.

Statements of Assets and Contract Owners’ Equity, December 31, 2015.

Statements of Operations for the Period Ended December 31, 2015.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2015 and 2014.

The following financial statements of the Depositor are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 26, 2016.

Balance Sheets, December 31, 2015 and 2014.

Statements of Income for the Years Ended December 31, 2015, 2014 and 2013.

Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2015, 2014 and 2013.

Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2015, 2014 and 2013.

Statements of Cash Flows for the Years Ended December 31, 2015, 2014 and 2013.

Notes to Financial Statements, December 31, 2015, 2014, and 2013.

Financial Statement Schedules, December 31, 2015, 2014 and 2013.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit (1) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor’s variable life insurance registration statement, Form S- 6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(3)(g) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(h) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(i) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(j) Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(k) Amendment to Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(l) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, Depositor was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(4) Form of Contract, was filed as Exhibit 4 of the Depositors registration statement, Form N-4 on February 3, 2006 (File No. 333-131513) and is incorporated by reference herein..

(4)(a) Form of Guaranteed Minimum Income Benefit (Annual Reset Option), Form NS-09- GMI-1, was filed as Exhibit 99(4)(d) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(b) Form of Annual Reset Death Benefit, Form 09-ARD-1, was filed as Exhibit 99(4)(e) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N- 4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(c) Form of Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(f) of the Registrant’s Pre- Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(d) Form of Guaranteed Minimum Death Benefit, Form 09-GMD-2, was filed as Exhibit 99(4)(g) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(e) Form of Annual Step-Up Death Benefit Rider, Form NS-05-AMD-1, was filed as Exhibit 99(4)(h) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(f) Form of Guaranteed Principal Protection Rider, Form NS-03-GPP-1, was filed as Exhibit 99(4)(i) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(g) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form NS-12-GLWP-1, was filed as Exhibit 99(4)(g) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

4(h) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form NS-12-GLWP-2, was filed as Exhibit 99(4)(h) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(i) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form NS-12-DCMAR-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(j) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form NS-12-DCMAR-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(k) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form NS-12-GPP-GLW-1, was filed as Exhibit 99(4)(k) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(l) Form of Guaranteed Principal Protection, Form NS-12-GPP-1, was filed as Exhibit 99(4)(l) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(m) Form of Premium Protection Death Benefit (Single Life) Rider, Form NS-12-PPD-1, was filed as Exhibit 99(4)(m) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(n) Form of Premium Protection Death Benefit (Joint Life) Rider, Form NS-12-PPD-2, was filed as Exhibit 99(4)(n) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(o) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form NS-12-PPDP-1, was filed as Exhibit 99(4)(o) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(p) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form NS-12-PPDP-2, was filed as Exhibit 99(4)(p) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(q) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Single Life) Rider, Form NS-14-GLW-I.1, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

(4)(r) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Joint Life) Rider, Form NS-14-GLW-I.2, was filed as Exhibit 99(4)(o) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

(5)(a) Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement, Form N-4, Post-effective amendment no. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

(6)(a) By-Laws of the Depositor were filed as Exhibit (6)(a) of the Depositor’s registration statement, Form N-4, Post-Effective Amendment No. 3 on February 22, 2008 (File No. 333-131513) and is incorporated by reference herein.

(6)(b) Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(7) Coinsurance Agreement for Variable Annuity Living Benefit Riders, as amended, between Depositor and The Ohio National Life Insurance Company was filed as Exhibit (7) of Registrant’s registration statement on Form N-4, post-effective amendment no. 6 (File No. 333-125856) on April 30, 2008 and is incorporated by reference herein.

(8)(a) Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(9) Opinion of counsel is filed herewith as Exhibit 99(9).

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10).

(13)(a) Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 29, 2009 (File No. 33-125856) and is incorporated by reference herein.

(13)(b) Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 29, 2009 (File No. 33- 125856) and is incorporated by reference herein.

(13)(c) Form of Available Portfolio Choices, Managed Volatility Portfolio, and Dynamic Asset Allocation Models brochure including Models effective October 1, 2015 was filed as Exhibit 99(13)(c) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 21 on April 28, 2016 (File No. 333-125856) and is incorporated by reference herein.

(24) Powers of Attorney of certain Directors of Depositor is filed herewith as Exhibit 99(24).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Thomas A. Barefield*	Director and Vice President, Marketing
R. Todd Brockman*	Assistant Vice President, Mutual Fund Operations
Philip C. Byrde*	Investment Officer
Christopher A. Carlson*	Chief Investment Officer
George E. Castrucci**	Director
Raymond R. Clark**	Director
H. Douglas Cooke III*	Vice President, Marketing
Rocky Coppola*	Vice President, Chief Financial Officer and Treasurer
Thomas J. DeGaetano*	Customer Services Officer
Ronald J. Dolan*	Director and Vice President
J. Keith Dwyer*	Interim Chief Compliance Officer, Separate Accounts
Joseph M. Fischer*	Assistant Counsel, Assistant Secretary, Privacy Officer, NYID

Reg. 60 Officer, and Compliance Officer
Martin T. Griffin*	Vice President, Marketing
Kristal E. Hambrick*	Director and Product Development Actuary
Gary T. Huffman*	Director, President and Chief Executive Officer
Kush Kotecha*	Valuation Actuary
Elizabeth F. Martini*	Assistant Counsel, USA Patriot Act Compliance Officer
Therese S. McDonough*	Secretary
John Mulhall 73 Clover Avenue Floral Park, NY 11001	Director
Stephen R. Murphy*	Vice President, Capital Markets
Traci Nelson*	Customer Services Officer
John J. Palmer**	Director
Doris L. Paul*	Assistant Treasurer
Arthur J. Roberts*	Vice President
Peter Whipple*	Product Development Actuary and Life Illustration Actuary
Sharon A. Wolf*	Customer Services Officer

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242.

**The principal business address of these individuals is 810 Seventh Avenue, New York, New York 10019 ..

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is owned by The Ohio National Life Insurance Company, an Ohio insurance company which is owned by Ohio National Financial Services, Inc.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	100%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	85%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%

ONTech, LLC	Delaware	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns (1) 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, (4) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (5) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

ONSV do Brasil Participações Ltda. owns 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holdings company organized under the laws of Brasil.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and The Ohio National Life Insurance Company under registrant Ohio National Variable Account A. All subsidiaries of The Ohio National Life Insurance Company are included in the consolidated financial statements of The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of September 30, 2016, the Registrant had 1,072 non-qualified contracts and 1,511 qualified contracts issued and outstanding.

Item 28. Indemnification

Article X of the Depositor’s Charter provides as follows:

No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.

Article VIII of the Depositor’s By-laws, “Indemnification of Officers and Directors” provides further details regarding the indemnification of the Depositor’s officers, directors and other employees. The By-laws are contained in Exhibit 6(a) of this registration statement and are incorporated into this Item 28 by reference.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which owns 100% of our outstanding stock. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Barbara A. Turner	Director, President & Chief Executive Officer
Thomas A. Barefield	Director and Executive Vice President
Martin T. Griffin	Director and Senior Vice President
Thomas J. DeGaetano	Vice President, Operations
Andrew J. VanHoy	Vice President, Compliance
Teresa R. Cooper	Treasurer & Comptroller
Kimberly A. Plante	Secretary
Emily Bae	Assistant Secretary
Robert K. Gongwer	Vice President & Tax Officer
Nicholas A. Vision	Tax Officer
Bradley T. Owens	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$2,241,603	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

National Security Life and Annuity Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Security Life and Annuity Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, National Security Variable Account N certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 29th day of December, 2016.

National Security Variable Account N
(Registrant)
By: National Security Life and Annuity Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Product Development Actuary

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 29th day of December, 2016.

National Security Life and Annuity Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Product Development Actuary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Director, President and Chief Executive Officer (Principal Executive Officer)	December 29, 2016
*/s/ Thomas A. Barefield Thomas A. Barefield	Director	December 29, 2016
George E. Castrucci	Director	December 29, 2016
*/s/ Raymond R. Clark Raymond R. Clark	Director	December 29, 2016
/s/ Rocky Coppola Rocky Coppola	Vice President, Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	December 29, 2016
John W. Mulhall	Director	December 29, 2016
*/s/ John J. Palmer John J. Palmer	Director	December 29, 2016
/s/ Ronald J. Dolan Ronald J. Dolan	Director	December 29, 2016
/s/ Kristal E. Hambrick Kristal E. Hambrick	Director	December 29, 2016

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(9) 99(10)	Opinion of Counsel Consent of KPMG LLP
99(24)	Powers of Attorney